        MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY
                                      AND
             MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LAST TO DIE
                             LIFE INSURANCE POLICY
                                   ISSUED BY
       VALLEY FORGE LIFE INSURANCE COMPANY VARIABLE LIFE SEPARATE ACCOUNT
                                      AND
                      VALLEY FORGE LIFE INSURANCE COMPANY

     This prospectus describes the Modified Single Premium Variable and Fixed Life Insurance Policy and the Modified Single Premium Variable and Fixed Last to Die Life Insurance Policy that we (Valley Forge Life Insurance Company) are offering.

     The policies are variable benefit policies. We have designed the policies for use in estate and retirement planning and other insurance needs of individuals.

     You, the policyowner, have a number of investment choices in the policy you purchase. These investment choices include fixed account options as well as several investment options listed below. When you buy a policy and allocate funds to the investment options you are subject to investment risk. This means that the value of your policy may increase or decrease depending upon the investment performance of the investment option(s) you select. Under some circumstances, the death benefit and the duration of your policy (how long a policy will remain in force) will also increase or decrease depending upon investment performance.

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Modified Single Premium Variable and Fixed Life Insurance Policy and Modified Single Premium Variable and Fixed Last to Die Life Insurance Policy. The Securities and Exchange Commission (SEC) maintains a Web site (http://www.sec.gov) that contains information regarding companies that file electronically with the SEC.

     The policies:

     -  are not bank deposits;

     -  are not federally insured;

     -  are not endorsed by any bank or government agency.

     The policies are subject to investment risk. You may be subject to loss of principal.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH WE ARE NOT AUTHORIZED TO SELL THE POLICIES. YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

                             Date: February 2, 2001

                               INVESTMENT OPTIONS

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company

-  Federated High Income Bond Fund II

-  Federated Prime Money Fund II

-  Federated Utility Fund II

THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.

-  Alger American Growth Portfolio

-  Alger American MidCap Growth Portfolio

-  Alger American Small Capitalization Portfolio

-  Alger American Leveraged AllCap Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II), Initial Class
Advised by Fidelity Management & Research Company

-  Fidelity VIP II Asset Manager Portfolio

-  Fidelity VIP II Contrafund(R) Portfolio

-  Fidelity VIP Equity-Income Portfolio

-  Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised By MFS Investment Management

-  MFS Emerging Growth Series

-  MFS Growth With Income Series

-  MFS Research Series

-  MFS Total Return Series

JANUS ASPEN SERIES, Service Shares
Advised by Janus Capital Corporation

-  Janus Aspen Series Capital Appreciation Portfolio

-  Janus Aspen Series Growth Portfolio

-  Janus Aspen Series Balanced Portfolio

-  Janus Aspen Series Flexible Income Portfolio

-  Janus Aspen Series International Growth Portfolio

-  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management, L.P.

-  Alliance Premier Growth Portfolio

-  Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

-  American Century VP Income & Growth Fund

-  American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, Class 2 Shares

- Templeton Developing Markets Securities Fund (formerly, Templeton Developing Markets Fund)
   Advised by Templeton Asset Management Ltd.

- Templeton Asset Strategy Fund (formerly, Templeton Asset Allocation Fund) Advised by Templeton Investment Counsel, LLC

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

-  Lazard Retirement Equity Portfolio

-  Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley
Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management

-  Morgan Stanley International Magnum Portfolio

-  Morgan Stanley Emerging Markets Equity Portfolio

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
HIGHLIGHTS..................................................       1
THE COMPANY.................................................       4
THE VARIABLE LIFE INSURANCE POLICIES........................       4
EXPENSES....................................................       5
PURCHASES...................................................      12
INVESTMENT CHOICES..........................................      15
DEATH BENEFIT...............................................      20
TAXES.......................................................      22
ACCESS TO YOUR MONEY........................................      23
OTHER INFORMATION...........................................      25
MORE INFORMATION............................................      28
  Executive Officers and Directors..........................      28
  Voting....................................................      29
  Disregard of Voting Instructions..........................      29
  Legal Opinions............................................      30
  Our Right to Contest......................................      30
  Federal Tax Status........................................      30
  Reports to Owners.........................................      34
  Legal Proceedings.........................................      34
  Experts...................................................      34
  Financial Statements......................................      34
APPENDIX A -- Illustrations of Policy Values................     A-1
APPENDIX B -- Rates of Return...............................     B-1

                             INDEX OF SPECIAL TERMS

     This prospectus is written in plain English to make it as understandable as possible. However, by the very nature of the policies, certain technical words or terms are unavoidable. We have identified some of these words or terms. For some we have provided you with a definition below. For the remainder, we believe that you will find an adequate discussion in the text. We have identified these terms and provided you with a page number that indicates where you will find the explanation for the word or term. The word or term on the page is in italics.

     DEATH PROCEEDS: The amount of money payable to the beneficiary if the insured (or the last insured) dies while a policy is in force.

     DEBT: Any amount you owe us as the result of a policy loan. This includes any accrued loan interest.

     GENERAL ACCOUNT: Our assets other than those allocated to the Variable Account or any other separate account.

     INVESTMENT OPTION: An investment choice within the Valley Forge Life Insurance Company Variable Life Separate Account available under the policies.

     POLICY LOAN ACCOUNT: That portion of the cash value resulting from a policy loan.

     RIDERS:  An endorsement that is incorporated into your policy.

     SPECIFIED AMOUNT: A dollar amount used to determine the death benefit of your policy. This amount is chosen by you.

                                                              PAGE
                                                              ----
Beneficiary, Contingent Beneficiary.........................   26
Business Day................................................   15
Cash Value, Net Cash Value, Cash Surrender Value............   14
Fixed Account I, Fixed Account II...........................   17
Insured.....................................................    1
Last Insured................................................    1
Monthly Date................................................   12
Owner, Joint Owner, Contingent Owner........................   26
Policy Year, Policy Anniversary.............................   12
Policy Date.................................................   12

                                   HIGHLIGHTS

THE VARIABLE LIFE INSURANCE POLICIES

     The variable life insurance policies are contracts between you, the owner, and us, an insurance company. The Modified Single Premium Variable and Fixed Life Insurance Policy described in this prospectus provides for life insurance coverage on the named insured. If you purchase the Modified Single Premium Variable and Fixed Last to Die Life Insurance Policy (Last to Die Policy) described in this prospectus there will be two persons insured and the death benefit will be paid once the last insured dies. Both policies have cash values, a death benefit, surrender rights, loan privileges and other characteristics associated with traditional and universal life insurance, and are nearly identical except for the fact that there are two lives insured in the last to die version. Since the policies are variable life insurance policies, the value of your policy will increase or decrease depending upon the investment experience of the investment option(s) you choose. Under current tax laws, the death benefit associated with the policies are distributed free from federal income taxes to the named beneficiary. However, estate taxes may apply. We will issue the policies as an individual policy in most states, and as a certificate under a group life insurance policy in other states.

EXPENSES

     The policies have both insurance and investment features, and there are costs related to each that reduce the return on your investment. We deduct:

          - an expense charge daily from amounts allocated to the investment options;
          - a monthly deduction from the policies for the cost of insurance;
          - daily investment option charges which apply to the average daily value of the investment options.

     We may assess a surrender charge if you take out money from your policy. If you make more than 12 transfers in any policy year, unless the transfer is pre-scheduled, we will charge a transfer processing fee.

     Upon the insured's 95th birthday, we will no longer deduct the monthly deduction. If the policy is a Last to Die Policy, we will not deduct the insurance related charges after the younger insured's 95th birthday. There are also fees and expenses which are deducted from the assets of the investment options.

PURCHASES

     You purchase a policy by completing the proper forms. In some circumstances, we may contact you for additional information regarding the insured(s). We may require the insured(s) to provide us with medical records, physicians' statements or a complete paramedical examination.

     The policies are purchased with a single premium. Under certain conditions, you can make additional premium payments. Your registered representative can help you fill out the proper forms.

INVESTMENT CHOICES

     You can put your money in any of the fixed account options and/or in any of the investment options. Currently, you may invest in all investment choices at any one time. However, we reserve the right to limit this in the future.

DEATH BENEFIT

     The amount of the death benefit depends on:

          -  the specified amount of insurance of your policy;
          -  any debt that you may have;
          - any due and unpaid monthly deductions that are incurred as a result of your policy entering into a grace period; and
          -  under some circumstances, your cash value.

TAXES

     Your earnings are not taxed until you take them out. In most cases, your policy will be a Modified Endowment Contract (MEC) unless it was exchanged for a contract issued before June 21, 1988. Any distribution taken out of a MEC is considered to come from earnings first and as such is taxed as income. Also, if you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings withdrawn. Loans from a MEC policy are considered distributions.

     Death proceeds are paid to your beneficiary income tax free under current tax law. However, estate taxes may apply.

ACCESS TO YOUR MONEY

     You can make a total surrender of your policy at any time and we will pay you the net cash value. You may make a partial surrender at any time after the end of your first policy year. When you make a total or partial surrender, a surrender charge may be assessed.

     You can also borrow some of your net cash value.

OTHER INFORMATION

     FREE LOOK. You can cancel the policy within 10 days after you receive it (or whatever period is required in your state). We will refund an amount equal to the cash value plus fees or charges deducted from the single premium payment less any debt (or we will refund an amount equal to all premiums paid, less any debt, if required in your state).

     ADDITIONAL FEATURES.  The following additional features are offered:

          - You can arrange to have a regular amount of money automatically transferred from the dollar cost averaging account to selected investment options each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the dollar cost averaging option.

          - You can arrange to have us automatically rebalance amounts in selected investment options and Fixed Account I to return to your original percentage allocations. We call this feature the automatic transfer option.
          - If the insured becomes terminally ill, we will pay you a portion of the death benefit if requested to do so. We call this feature the accelerated death benefit rider.

     These features may not be available in your state and may not be suitable for your particular situation.

INQUIRIES

     If you need more information about buying a policy, please contact us at:

        Valley Forge Life Insurance Company
        Investment Products
        100 CNA Drive
        Nashville, TN 37214
        (800) 262-1755

                                  THE COMPANY

     Valley Forge Life Insurance Company, with its administrative office located at 100 CNA Drive, Nashville, TN 37214, is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA as of December 31, 1999.

     We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia, Guam, Puerto Rico and all states, except New York, where we are only admitted as a reinsurer.

                      THE VARIABLE LIFE INSURANCE POLICIES

     The variable life insurance policies as offered by this prospectus are contracts of insurance between you, the owner, and us, an insurance company. The policies described in this prospectus are modified single premium variable life insurance policies. The policies are designed to be purchased with a single premium payment.

     The policies are "variable" because the cash value, when allocated to the investment options, may increase or decrease depending upon the investment results of the selected investment options. Under certain circumstances, the death benefit and the duration of your policy may also vary. The death benefit may vary because investment performance of the selected investment options may be sufficient to result in the death benefit being greater than the specified amount.

     While your policy is in force, you can surrender the policy for all, or after the first policy year, part of its net cash value. You may also obtain a policy loan using the policy as security and by properly assigning it to us.

     To the extent you select any of the investment options, you bear the investment risk. If your net cash value is insufficient to pay the monthly deductions, your policy may terminate.

     Under most circumstances, the policies will be purchased by the payment of a single premium. Under certain circumstances additional premiums can be paid.

     Because the policies are like traditional and universal life insurance, they provide a death benefit which is paid to your named beneficiary. The proceeds from the death benefit should be excludable from the gross income of the beneficiary, however estate taxes may apply. The income tax-free death proceeds make this an excellent way to accumulate money you do not think you will use in your lifetime. It is also a tax-efficient way to provide for those you leave behind. If you need access to your money, you can borrow from your policy or make a total or partial surrender.

     The policies are considered to be Modified Endowment Contracts (MEC) as that term is used in the Internal Revenue Code. Proceeds (which include full and partial surrenders and loans) taken out of a MEC are considered to come from earnings first and are included in taxable income. If you are younger than 59 1/2 when you take money out of a MEC, you may also be subject to a 10% federal tax penalty on the earnings withdrawn.

     We will issue the policy as an individual policy in most states, and as a certificate under a group life insurance policy in other states. As used in this prospectus, the term policy refers to either the individual life policy or to the certificate issued under a group life policy.

     There are two versions of the policy offered: a single life version and a last to die version (which covers two lives). Unless otherwise indicated any discussion applies equally to both versions of the policy.

PURCHASING CONSIDERATIONS

     The policies are designed for individuals and businesses that have a need for death protection but who also desire to potentially increase the values in their policies through investments in the investment options. The policies offer the following to individuals:

          -  create or conserve one's estate;
          -  supplement retirement income; and
          -  access to funds through loans and surrenders.

     If you currently own a variable life insurance policy on the life of the insured(s), you should consider whether the purchase of one of the policies described in this prospectus is appropriate. Replacement of an existing policy with one of the policies described in this prospectus may not be advantageous to your situation.

                                    EXPENSES

     There are charges and other expenses associated with the policies that reduce the return on your investment in a policy. The charges and expenses are described below.

MONTHLY DEDUCTION

     Each monthly date, we will make certain deductions from the cash value of your policy. The monthly deduction is for the cost of insurance for the following month. The first monthly deduction will be determined as of the policy date.

     We determine the monthly cost of insurance rate each year as of the policy anniversary. The rate will be charged for the next policy year. The monthly cost of insurance rate will not exceed the maximum guaranteed monthly cost of insurance rate shown on the policy schedule of your policy.

     The monthly cost of insurance is determined as (1) times (2) where:

        (1) is the net amount at risk which is equal to the base policy death benefit divided by the monthly equivalent of the guaranteed interest rate (currently 4%), minus the policy's cash value before charges, all divided by $1000; and

        (2) is the monthly cost of insurance rate per $1,000 of coverage on the monthly date.

     When a Last to Die version of the Policy is purchased we will determine the monthly cost of insurance based upon the lives of both insureds.

     The cost of insurance rate for a policy month will be uniform for all specified amounts of insurance that:

          - are in the same specified amount band, sex, and risk classification;
          -  take effect when the insureds are the same age; and
          -  have been in force the same length of time.

     We may charge less than the maximum cost of insurance rates shown in your policy from time to time based on our expectations as to future cost elements such as: investment earnings, mortality, persistency, expenses and taxes. Any change we make will apply to all specified amount portions in the same risk classification.

     Since the mortality tables used with the policies distinguish between males and females, the cost of insurance and the benefits payable will differ between males and females of the same age. Employers, employee plans and employee organizations should seek legal advice to determine whether the Civil Rights Act of 1964, Title VII, or other applicable law prohibits the use of sex distinct mortality tables. We will offer the policy based upon unisex mortality tables where required.

EXPENSE CHARGE

     We deduct an expense charge from each investment option each business day. The expense charge is currently equal to:

Policy Years 1-10:              Approximately 1.50%, on an annual basis, of the
                                cash value of each investment option.

Policy Years 11 and later:      Approximately 0.90%, on an annual basis, of the
                                cash value of each investment option.

     This charge compensates us for some of the mortality risks we assume, and the risk that we will experience costs above that for which we are compensated. It also compensates us for some of the administrative costs in administering the policy. We expect to profit from the charge.

SURRENDER CHARGES

     A surrender charge may be deducted if you make a full or partial surrender. The surrender charge is a percentage of the guideline single premium payment (see "Purchases-Premiums"). If your premium is less than the guideline single premium, your surrender charge will be based upon the larger guideline single premium amount. The charge grades down to zero after 9 years as shown in the following table:

                                SURRENDER CHARGE

---------------------------------------------------------------------------------------------
                                                          % OF GUIDELINE
                      POLICY YEARS                        SINGLE PREMIUM
---------------------------------------------------------------------------------------------
                          1                                    9%
                          2                                    9%
                          3                                    8%
                          4                                    8%
                          5                                    7%
                          6                                    6%
                          7                                    4%
                          8                                    2%
                          9                                    1%
                          10 +                                 No Surrender Charge
---------------------------------------------------------------------------------------------

The above percentages may be reduced for older ages to comply with non-forfeiture laws.

FREE PARTIAL SURRENDER AMOUNT

     Each policy year, after the first, you can surrender a portion of your cash value free from any surrender charge. The free partial surrender amount for any policy year, after the first policy year, is 10% of the cash value and is determined at the time of the first partial surrender in a policy year. If the entire free partial surrender amount for a policy year is not taken in the first partial surrender of a policy year, the free partial surrender amount available for any other partial surrender in that policy year is the free partial surrender amount for that policy year less the total prior free partial surrender amounts withdrawn in the same policy year.

TRANSFER PROCESSING FEE

     You may transfer values from one investment option to another, or to or from the fixed accounts. The first 12 transfers in a policy year are free. The fee for each additional transfer is currently $25. The transfer processing fee is deducted from the amount which is transferred. Prescheduled dollar cost averaging transfers or automatic transfers are not counted when we determine transfer processing fees. Each transfer is considered to be one request regardless of the number of investment options or any fixed amount involved in the transfer.

INCOME TAX CHARGE

     We do not currently assess any charge for income taxes. We reserve the right to assess a charge for such taxes against the investment options or your cash value if we determine that such taxes will be incurred.

CHARGES AFTER THE INSURED'S 95TH BIRTHDAY

     Once the insured turns 95, we will no longer deduct the insurance related charges, but we will continue to deduct the asset based charges. If the policy is a Last to Die policy, we will not deduct the insurance related charges after the younger insured's 95th birthday.

     The annual expenses of the portfolios for the year ended December 31, 1999 below are based on data provided by the respective fund groups. We have not independently verified such data. Future expenses may be greater or less than those shown.

INVESTMENT OPTION ANNUAL EXPENSES
(as a percentage of average daily net assets of an investment option)

-------------------------------------------------------------------------------------------------------
                                                                        OTHER            TOTAL ANNUAL
                                                                   EXPENSES (AFTER      EXPENSES (AFTER
                                                                   WAIVERS AND/OR       WAIVERS AND/OR
                                                                   REIMBURSEMENTS       REIMBURSEMENTS
                                     MANAGEMENT                     WITH RESPECT         WITH RESPECT
                                        FEES                         TO CERTAIN           TO CERTAIN
                                      (ADVISORY         12B-1        INVESTMENT           INVESTMENT
                                        FEES)           FEES          OPTIONS)             OPTIONS)
-------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  (See Note 1)
  Federated High Income Bond Fund
     II...........................      0.60%              --           0.19%                0.79%
  Federated Prime Money Fund II...      0.50%              --           0.23%                0.73%
  Federated Utility Fund II.......      0.75%              --           0.19%                0.94%
THE ALGER AMERICAN FUND
  Alger American Growth
     Portfolio....................      0.75%              --           0.04%                0.79%
  Alger American MidCap Growth
     Portfolio....................      0.80%              --           0.05%                0.85%
  Alger American Small
     Capitalization Portfolio.....      0.85%              --           0.05%                0.90%
  Alger American Leveraged AllCap
     Portfolio (See Note 2).......      0.85%              --           0.08%                0.93%
VARIABLE INSURANCE PRODUCTS FUND
  (VIP), INITIAL CLASS AND
  VARIABLE INSURANCE PRODUCTS FUND
  II (VIP II), INITIAL CLASS
  (See Note 3)
  Fidelity VIP II Asset Manager
     Portfolio....................      0.53%              --           0.10%                0.63%
  Fidelity VIP II Contrafund(R)
     Portfolio....................      0.58%              --           0.09%                0.67%
  Fidelity VIP Equity-Income
     Portfolio....................      0.48%              --           0.09%                0.57%
  Fidelity VIP II Index 500
     Portfolio....................      0.24%              --           0.04%                0.28%
MFS VARIABLE INSURANCE TRUST
  (See Note 4)
  MFS Emerging Growth Series......      0.75%              --           0.09%                0.84%
  MFS Growth With Income Series...      0.75%              --           0.13%                0.88%
  MFS Research Series.............      0.75%              --           0.11%                0.86%
  MFS Total Return Series.........      0.75%              --           0.15%                0.90%

-------------------------------------------------------------------------------------------------------
                                                                        OTHER            TOTAL ANNUAL
                                                                   EXPENSES (AFTER      EXPENSES (AFTER
                                                                   WAIVERS AND/OR       WAIVERS AND/OR
                                                                   REIMBURSEMENTS       REIMBURSEMENTS
                                     MANAGEMENT                     WITH RESPECT         WITH RESPECT
                                        FEES                         TO CERTAIN           TO CERTAIN
                                      (ADVISORY         12B-1        INVESTMENT           INVESTMENT
                                        FEES)           FEES          OPTIONS)             OPTIONS)
-------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES, SERVICE SHARES
  (See Note 5)
  Janus Aspen Series Capital
     Appreciation Portfolio.......      0.65%           0.25%           0.04%                0.94%
  Janus Aspen Series Growth
     Portfolio....................      0.65%           0.25%           0.02%                0.92%
  Janus Aspen Series Balanced
     Portfolio....................      0.65%           0.25%           0.02%                0.92%
  Janus Aspen Series Flexible
     Income Portfolio.............      0.65%           0.25%           0.07%                0.97%
  Janus Aspen Series International
     Growth Portfolio.............      0.65%           0.25%           0.11%                1.01%
  Janus Aspen Series Worldwide
     Growth Portfolio.............      0.65%           0.25%           0.05%                0.95%
ALLIANCE VARIABLE PRODUCTS SERIES
  FUND, CLASS B SHARES
  Alliance Premier Growth
     Portfolio....................      1.00%           0.25%           0.04%                1.29%
  Alliance Growth and Income
     Portfolio....................      0.63%           0.25%           0.09%                0.97%
AMERICAN CENTURY VARIABLE
  PORTFOLIOS, INC. (See Note 6)
  American Century VP Income &
     Growth Fund..................      0.70%              --           0.00%                0.70%
  American Century VP Value
     Fund.........................      1.00%              --           0.00%                1.00%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST, CLASS
  2 SHARES (See Note 7)
  Templeton Developing Markets
     Securities Fund (See Note
     8)...........................      1.25%           0.25%           0.31%                1.81%
  Templeton Asset Strategy Fund
     (See Note 8).................      0.60%           0.25%           0.18%                1.03%
LAZARD RETIREMENT SERIES
  (See Note 9)
  Lazard Retirement Equity
     Portfolio....................      0.75%           0.25%           0.25%                1.25%
  Lazard Retirement Small Cap
     Portfolio....................      0.75%           0.25%           0.25%                1.25%
THE UNIVERSAL INSTITUTIONAL FUNDS,
  INC. (See Note 10)
  Morgan Stanley International
     Magnum Portfolio.............      0.29%              --           0.87%                1.16%
  Morgan Stanley Emerging Markets
     Equity Portfolio.............      0.42%              --           1.37%                1.79%
-------------------------------------------------------------------------------------------------------

Notes:

[1] The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 1999. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2000. The maximum shareholder services fee is 0.25%.

[2] Included in other expenses of the Alger American Leveraged AllCap Portfolio is .01% of interest expense.

[3] A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, through arrangements with certain funds, or FMR on behalf of certain funds, custodian credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable fund's expenses. Including these reductions, the total operating expenses presented in the table would have been .56% for Equity-Income Portfolio, .62% for Asset Manager Portfolio and .65% for Contrafund Portfolio. FMR agreed to reimburse a portion of the Index 500 Portfolio's expenses during the period. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been .24%, .10% and .34%, respectively.

[4] Each of these funds has an expense offset arrangement which reduces its custodian fee based upon the amount of cash it maintains with its custodian and dividend disbursing agent, and may enter into such arrangements and directed brokerage arrangements (which would also have the effect of reducing its expenses). Any such fee reductions are not reflected above under "Other Expenses" and therefore are higher than the actual expenses of the series.

[5] Expenses are based upon the estimated expenses that the new service shares class of each portfolio expects to incur in its initial fiscal year. Expenses are stated both with and without contractual waivers by Janus Capital. Waivers, if applicable, are first applied against the management fee and then against other expenses, and will continue until at least the next annual renewal of the advisory agreement. All expenses are shown without the effect of any expense offset arrangements.

[6] The funds of American Century Variable Portfolios, Inc. have a stepped fee schedule. As a result, the funds' management fees generally decrease as the funds' assets increase.

[7] The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus. While the maximum amount payable under the fund's class 2 rule 12b-1 plan is 0.35% per year of the fund's average daily net assets, the Board of Trustees of Franklin Templeton Variable Insurance Products Trust has set the current rate at 0.25% per year.

[8] On 2/8/00, shareholders approved a merger and reorganization that combined the fund with a similar fund of the Franklin Templeton Variable Insurance Products Trust ("VIP"). VIP shareholders approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and the assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's expenses after 5/1/00 would be estimated as: Templeton Developing Markets Securities Fund -- Management Fees 1.25%, 12b-1 fees 0.25%, Other Expenses 0.29%, and Total Annual Expenses 1.79%; Templeton Asset Strategy Fund-Management Fees 0.60%, 12b-1 fees 0.25%, Other Expenses 0.14% and Total Annual Expenses 0.99%. The fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

[9] Effective May 1, 1999, Lazard Asset Management, the Fund's investment adviser, has agreed to waive its fee and/or reimburse the Portfolios through December 31, 2000 to the extent total annual portfolio expenses exceed 1.25% of the Portfolio's average daily net assets. Absent such an agreement, the other expenses and total annual portfolio expenses for the year ended December 31, 1999 would have been 4.63% and 5.63% for the Lazard Retirement Equity Portfolio and 6.31% and 7.31% for the Lazard Retirement Small Cap Portfolio.

[10] With respect to the Universal Institutional Funds, Inc. portfolios, the investment adviser has voluntarily waived a portion or all of the management fees and reimbursed other expenses of the portfolios to the extent total operating expenses exceed the following percentages: Emerging Markets Equity Portfolio 1.75%, International Magnum Portfolio 1.15%. The adviser may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, the "Management Fees" and "Other Expenses" would have been as follows: 1.25% and 1.37%, respectively for the Emerging Markets Equity Portfolio; and 0.80% and 0.87%, respectively for the International Magnum Portfolio.

                                   PURCHASES

PREMIUMS

     The policy has been designed to be purchased with a single premium payment. For a Specified Amount of Insurance on the insured(s), there is a maximum amount of premium that can be paid and still have the policy qualify as life insurance under the Internal Revenue Code (Guideline Single Premium). Subject to our underwriting rules, you may be permitted to make a premium payment less than the maximum.

     The initial premium is due on the policy date. The policy date is the date coverage under the policy becomes effective. All premiums must be sent to us at our administrative office. Before we send out the policy, the application and the premium must be in good order as determined by our administrative rules.

     Your first policy year starts on the day the coverage is effective under your policy (the policy date). The twelve month period beginning on the policy date and ending the day before the same date in the next calendar year (and each succeeding twelve month period) is referred to as a policy year. Future policy years start on the same day and month in each subsequent year. We call that date a policy anniversary. Your monthly date is the same day as the policy date for each succeeding month.

     If the maximum premium was not paid as the initial premium you can make additional premium payments of at least $50 each. If a policy loan is outstanding, any payments received will be considered loan repayments and not premiums unless otherwise specified. Other premiums may be required as described in the Grace Period provision.

     We may require evidence of insurability before accepting an additional premium payment if the additional premium payment would increase the net death benefit.

APPLICATION FOR A POLICY

     In order to purchase a policy, you must submit an application to us that provides information about the proposed insured(s). In some cases, we may contact you for additional information. We may request that the insured(s) provide us with medical records, a physician's statement or possibly require other medical tests.

ALLOCATION OF PREMIUM

     The initial premium is due on the policy date and will be allocated to the investment options no later than the latest of:

          -  2 business days after the policy date;
          - 2 business days after our receipt of your initial premium at our administrative office; or
          -  the date our underwriters approve your policy.

     Your premium is allocated to the available fixed accounts or one or more of the investment options, as selected by you. This allocation is not subject to the transfer processing fee provision (see "Transfer Processing Fee"). Currently, you can select as many investment options as you wish. However, we reserve the right to limit this in the future. All allocation percentages must be in whole numbers and at least 1%.

     You may change the allocation of future premiums by providing us with written notice. The change will be effective on the date we receive your request at our administrative office. Additional premium payments will be credited to your policy as of the business day they are received.

OUR RIGHT TO REJECT OR RETURN A PREMIUM PAYMENT

     In order to receive the tax treatment for life insurance under the Internal Revenue Code (Code), a policy must initially qualify and continue to qualify as life insurance under the Code. To maintain this qualification, we have reserved the right under the policy to return any premiums paid which we have determined will cause the policy to fail as life insurance. We also have the right to make changes in the policy or to make or distribute to the extent we determine this is necessary to continue to qualify the policy as life insurance. Such distributions may have current income tax consequences to you.

     We also have the right to return any additional premium in excess of the maximum premium for your policy.

GRACE PERIOD

     A grace period will begin if the net cash value on any business day is not sufficient to cover any charges deducted from your policy. We will send you a notice at the start of the grace period to your last known address and to any assignee. When your policy is in a grace period, we will continue the policy for 61 days. A minimum payment of an amount equal to 2 monthly deductions must be paid during this period to prevent your policy from terminating without value. If the insured (or last insured) dies during the grace period, we will pay the death proceeds. If the lapse prevention guarantee period described below is in effect, the grace period will not apply until the beginning of the policy year following the lapse guarantee period.

REINSTATEMENT

     If your policy terminated at the end of a grace period and you have not surrendered it for its cash surrender value, you can request that we reinstate it (restore your insurance coverage). To reinstate your policy you must:

          - submit a written request for reinstatement at anytime within 3 years after the end of the grace period;
          -  submit proof of insurability satisfactory to us;
          - pay an amount large enough to cover the next 2 monthly deductions;
          - pay any negative cash surrender value that existed at the end of the grace period; and
          - repay or reinstate any debt which existed at the end of the grace period.

     The effective date of a reinstatement is the monthly date on or following the day we approve the request for reinstatement.

     If a surrender charge was applied when the policy lapsed, the surrender charge applied will be credited to the cash value of your policy. The surrender charge on the date of reinstatement is equal to the surrender charge on the date of lapse. To determine the surrender charge on any date after the effective date of reinstatement, we will not consider the period the policy was lapsed. Unless you tell us otherwise, the allocation of the amount of the surrender charge, additional premiums and loan repayments will be based on the allocations in effect at the start of the grace period.

LAPSE PREVENTION GUARANTEE

     We guarantee that your policy will not lapse if 100% of the maximum premium shown on your policy was paid as the single premium and you have not taken out any loans or partial surrenders.

CASH VALUE

     On the policy date, the cash value in each investment option is equal to the portion of the initial premium allocated to the investment option. After the policy date the cash value equals the sum of the value in the fixed accounts, in the investment options you have selected, and the policy loan account.

     The cash value reflects:

          -  premiums paid;
          -  the monthly deductions;
          -  the investment experience of the investment options selected;
          -  any interest credited on any fixed account selected;
          - any interest earned or interest charged on amounts allocated to the policy loan account; and
          - any deductions due as a result of a transfer or a partial surrender.

CASH SURRENDER VALUE AND NET CASH VALUE

     Your cash surrender value equals your cash value minus the surrender charge. Your net cash value equals the cash surrender value less any debt.

     While your policy is in force, you may:

          -  take loans based on the net cash value;
          - make partial surrenders (after the end of the first policy year); or
          -  surrender the policy for its net cash value.

METHOD OF DETERMINING YOUR CASH VALUE ALLOCATED TO AN INVESTMENT OPTION

     The value of your policy will go up or down depending upon the investment performance of the investment option(s) you choose and the charges and deductions made against your cash value. In order to keep track of the value of your cash value, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.)

     Every business day we determine the value of an accumulation unit. We do this by multiplying the accumulation unit value for the immediately preceding business day by a factor for the investment option for the current business day.

     The factor is determined by:

          - dividing the value of an investment option at the end of the current business day by the value of an investment option for the previous business day; and
          -  subtracting the expense charge.

     The value of an accumulation unit may go up or down from business day to business day.

     When you make your premium payment, we credit your policy with accumulation units. The number of accumulation units credited is determined by dividing the amount of premiums allocated to the investment option by the value of the accumulation unit for that investment option. When we assess any charges we do so by deducting accumulation units from your policy. When you take a loan we reduce the number of the accumulation units in your policy and transfer the amount to the loan account.

     Our business day is each day that the New York Stock Exchange is open for business. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time.

                               INVESTMENT CHOICES

     The policies offer investment options which invest in various funds. The following investment options listed below are currently available in connection with the policies we are offering here.

     You should read this prospectus and the accompanying prospectuses for the investment options carefully before investing. Certain portfolios contained in the investment options' prospectuses may not be available under the policies offered by this prospectus.

     The investment objectives and policies of certain investment options are similar to the investment objectives and policies of other mutual funds that the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representations, that the results of similar funds will be comparable even though the funds have the same advisers.

     An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative instruments, non-investment grade debt securities, initial public offerings
(IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as assets grow.

FEDERATED INSURANCE SERIES
Advised by Federated Investment Management Company

-  Federated High Income Bond Fund II

-  Federated Prime Money Fund II

- Federated Utility Fund II (seeks high current income and moderate capital appreciation by investing in securities of utility companies)

THE ALGER AMERICAN FUND
Advised by Fred Alger Management, Inc.

-  Alger American Growth Portfolio

-  Alger American MidCap Growth Portfolio

-  Alger American Small Capitalization Portfolio

-  Alger American Leveraged AllCap Portfolio

VARIABLE INSURANCE PRODUCTS FUND (VIP), Initial Class and
VARIABLE INSURANCE PRODUCTS FUND II (VIP II), Initial Class
Advised by Fidelity Management & Research Company

-  Fidelity VIP II Asset Manager Portfolio

- Fidelity VIP II Contrafund(R) Portfolio (seeks long-term capital appreciation)

-  Fidelity VIP Equity-Income Portfolio

-  Fidelity VIP II Index 500 Portfolio

MFS VARIABLE INSURANCE TRUST
Advised by MFS Investment Management

-  MFS Emerging Growth Series

-  MFS Growth With Income Series

-  MFS Research Series (seeks long-term capital growth and future income)

-  MFS Total Return Series

JANUS ASPEN SERIES, Service Shares
Advised by Janus Capital Corporation

-  Janus Aspen Series Capital Appreciation Portfolio

-  Janus Aspen Series Growth Portfolio

-  Janus Aspen Series Balanced Portfolio

-  Janus Aspen Series Flexible Income Portfolio

-  Janus Aspen Series International Growth Portfolio

-  Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE VARIABLE PRODUCTS SERIES FUND, Class B Shares
Advised by Alliance Capital Management, L.P.

-  Alliance Premier Growth Portfolio

-  Alliance Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Advised by American Century Investment Management, Inc.

-  American Century VP Income & Growth Fund

-  American Century VP Value Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST*, Class 2 Shares

- Templeton Developing Markets Securities Fund (formerly, Templeton Developing Markets Fund)
   Advised by Templeton Asset Management Ltd.

- Templeton Asset Strategy Fund (formerly, Templeton Asset Allocation Fund) Advised by Templeton Investment Counsel, LLC

   * Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

LAZARD RETIREMENT SERIES
Advised by Lazard Asset Management

-  Lazard Retirement Equity Portfolio

-  Lazard Retirement Small Cap Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (formerly, Morgan Stanley Dean Witter Universal Funds, Inc.)
Advised by Morgan Stanley Asset Management

-  Morgan Stanley International Magnum Portfolio

-  Morgan Stanley Emerging Markets Equity Portfolio

     Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The advisers of the funds believe that offering their shares in this manner will not be disadvantageous to you.

     We may enter into certain arrangements under which we are reimbursed by the investment options' advisers, distributors, and/or affiliates for the administrative services which we provide to the funds.

SUBSTITUTION AND LIMITATIONS ON FURTHER INVESTMENTS

     We may substitute one of the investment options you have selected with another investment option. We will not do this without the prior approval of the Securities and Exchange Commission. We may also limit further investment in an investment option. We will give you notice of our intention to do this.

FIXED ACCOUNT OPTIONS

     You may allocate premiums and cash values to one of our fixed account options. Fixed Account I is part of our general account, and will offer a uniform interest rate guaranteed for one policy year by us. At our discretion, we may declare an excess interest rate for this account. Fixed Account II offers various interest rates and time periods to select from. We have segregated our assets in Fixed Account II from our general account. The interest rates offered by Fixed Account II will depend on the time period you select. In certain circumstances, if you make a surrender from Fixed Account II before the expiration of the time period, you may be subject to an interest adjustment. The adjustment may be positive or negative. We also offer a dollar cost averaging option from our general account (see below).

TRANSFERS

     You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

     You can make transfers by telephone or other communication medium. If you own the policy with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions.

Transfers are also subject to the following:

          - Currently, you can make 12 transfers every policy year without charge.
          - We will assess a $25 transfer processing fee for each transfer in excess of the free 12 transfers allowed per policy year. Transfers made pursuant to the dollar cost averaging option and the automatic transfer option will not be counted in determining the application of any transfer processing fee.
          - The minimum amount which you can transfer is $250 or your entire value in the investment option or any fixed account option, if it is less. This requirement is waived if the transfer is made in connection with the dollar cost averaging option or the automatic transfer option.
          - You may transfer up to 25% of the value of Fixed Account I from that account to any other account, subject to the $250 minimum amount of a transfer.
          - You may not make a transfer until after the end of the free look period.
          - A transfer will be effected as of the end of a business day when we receive a transfer request that contains all the information that is necessary for us to process the request.
          - We are not liable for a transfer made in accordance with your instructions.
          - Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

               a. the requirement of a minimum time period between each transfer;

               b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

               c. limiting the dollar amount that may be transferred between investment options by an owner at any one time.

          - Transfers do not change your allocation instructions for any future premium payments.

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to systematically transfer a set amount each month from a source account to any of the investment options or Fixed Account I. By allocating amounts on a regularly scheduled basis as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. Dollar cost averaging may not be available in your state.

     We offer two different Dollar Cost Averaging (DCA) riders. You can have only one DCA account at a time. When you select a DCA option, we will open a dollar cost averaging account for you. If you select DCA Rider I, you must have at least $1,000 in the Federated Prime Money Fund II in order to participate in the dollar cost averaging option. The minimum amount which can be transferred each month is $100. If you select DCA Rider II, which is only available at issue, you must commit at least $5,000 to the DCA account. Your DCA account II is part of our general account assets and will be credited interest. You can select either a 6 or 12 month period when you elect DCA Rider II.

     Dollar cost averaging transfers will begin on the date you request, but no sooner than 7 business days after we receive the request provided the transfers do not begin until 30 days after the effective date of your policy. All dollar cost averaging transfers are made effective the same day each month. However, this day may not be later than the 28th of each month. If the calender day selected is not a business day, transfers are made as of the next business day.

     Dollar cost averaging will terminate when any of the following occurs:

          -  at the end of the selected month period you designate; or
          - within 7 days of your written request to terminate these transfers.

     If your DCA option is terminated, all money remaining in the dollar cost averaging account will be transferred to the Federated Prime Money Fund II. We have the right to modify, discontinue or suspend the dollar cost averaging option. If you participate in the dollar cost averaging option, the transfers made under the program are not taken into account in determining any transfer processing fee. There is no additional charge for this option.

     Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the dollar cost averaging option through periods of fluctuating price levels.

AUTOMATIC TRANSFER OPTION

     Once your money has been allocated among the investment choices, the performance of the elected options may cause your allocation to shift. You can direct us to automatically rebalance your cash value in selected investment options and Fixed Account I to return to your original percentage allocations by selecting our automatic transfer option. The automatic transfer option may not be available in your state. There is no additional charge if you elect the Automatic Transfer Option.

     You have the choice of rebalancing quarterly, semi-annually or annually. All transfers must take place before the 28th of the month. Allocation percentages must be in whole numbers.

     If you participate in the automatic transfer option, the transfers made under the program are not taken into account in determining any transfer processing fee.

     You may stop the automatic transfer option at any time by written notice. We must receive your written notice at least seven business days before the first business day in a new period. Once automatic transfer has been elected, any subsequent transfer instructions that differ from the then current instructions are treated as a request to change the automatic transfer allocation. All changes must be by written notice.

     EXAMPLE:

          Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the MFS Growth With Income Series and 20% to be in the Janus International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the MFS Growth With Income Series now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the MFS Growth With Income Series to bring its value back to 80% and use the money to buy more units in the Janus International Growth Portfolio to increase those holdings to 20%.

                                 DEATH BENEFIT

     The amount of the death benefit depends on the total specified amount of insurance, and under some circumstances, your cash value on the date of the insured's (or last insured's) death. The initial specified amount and the insured person or persons whose life is covered by your policy are shown on the schedule page of your policy. If you purchase the Last to Die Policy, there will be two insured persons and the death benefit proceeds will be paid as soon as we receive due proof that the death of the last insured occurred. The insured(s) are named on the schedule page of your policy. The actual amount we pay the beneficiary will be reduced by any outstanding debt and any due and unpaid charges.

DEATH PROCEEDS

     The death proceeds equal:

          - the greater of the specified amount or the applicable percentage of the cash value on the date of death; plus
          -  any insurance that may be provided by riders to your policy;
             less
          -  any debt; less
          -  any due and unpaid monthly deductions during the Grace Period.

     We will pay the death proceeds after we receive due proof of death and any other information that we reasonably require. The death proceeds may be adjusted under certain conditions.

RIDER

ACCELERATED BENEFIT RIDER

     You can elect the accelerated benefit rider. There is no additional charge if you elect the accelerated benefit rider. This rider provides that you may elect to receive an advance of the death benefit proceeds of the policy if the insured is suffering from a terminal illness, as defined in the rider. Receipt of an accelerated death benefit amount may be taxable. You should contact your personal tax or financial adviser for specific information.

     The maximum accelerated death benefit will be the lesser of:

          - 75% of the policy death benefit on the day we receive the request; or
          -  $250,000 from all policies in force with us.

     If payments are made in other than a lump sum, the minimum amount of any payment will be $500. Surrender charges will not be assessed against any benefits paid under this rider.

     We will charge interest on the amount of the benefit advance. Interest will accrue daily at an interest rate which is not larger than the greater of:

          - the yield of a 90-day Treasury Bill as of the latest quote on the bills;
          -  the maximum adjustable loan rate allowable by law; or
          -  6%.

     This rider terminates on the earliest of: the date the policy terminates, or the date you give us notice to terminate; or the date that the benefit advance plus accrued interest equals the policy death benefit less all debt.

     Death benefits, cash values, if any, and loan values, if any, will be reduced if a benefit is paid pursuant to this rider. Also, the receipt of an accelerated death benefit amount may adversely affect the recipient's eligibility for Medicaid or other government benefits or entitlements.

     THE ACCELERATED BENEFIT RIDER IS ONLY AVAILABLE ON THE MODIFIED SINGLE PREMIUM VARIABLE AND FIXED LIFE INSURANCE POLICY, AND NOT ON THE LAST TO DIE POLICY.

SETTLEMENTS

     When your policy becomes a claim by the death of the insured (or last insured), settlement will be made upon due proof of death. If the proceeds are not paid within 30 days of receipt of due proof of death, the payment will include interest at the legal rate from the date of the insured (or last insured) until the date the claim is paid.

     Proceeds may be paid in a lump sum, or under any other mutually agreed upon payment option.

                                     TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. We have included under the section "More Information" an additional discussion regarding taxes.

LIFE INSURANCE IN GENERAL

     Life insurance, such as the policies, is a means of providing for death protection and setting aside money for future needs. Congress recognized the importance of such planning and provided special rules in the Internal Revenue Code for life insurance.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your life insurance policy until you take the money out. Beneficiaries generally are not taxed when they receive the death proceeds upon the death of the insured (or last insured). However, estate taxes may apply.

     You, as the owner, will not be taxed on increases in the value of your policy until a distribution occurs -- either as a surrender or as a loan. When you receive a distribution, you are taxed on the amount of the withdrawal that is earnings.

TAKING MONEY OUT OF YOUR POLICY

     For tax purposes, your policy will be treated as a modified endowment contract (MEC), unless, under certain circumstances, it was exchanged for a policy issued before June 21, 1988. Consequently, if you make a surrender or a loan from your policy, the Code treats it as first coming from earnings and then from your premiums. These earnings are included in taxable income.

     The Code also provides that any amount received from a MEC which is included in income may be subject to a 10% penalty. The penalty will not apply if the income received is:

        (1) paid on or after the taxpayer reaches age 59 1/2;

        (2) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); or

        (3) in a series of substantially equal payments made annually (or more frequently) for the life or life expectancy of the taxpayer.

     If you purchased a Policy in exchange for a policy issued prior to June 21, 1988, different tax rules may apply.

     See "Federal Tax Status" in the "More Information" section of this prospectus for more details.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable life policy must satisfy certain diversification requirements in order to be treated as a life insurance contract. We believe that the investment options are being managed so as to comply with the requirements.

     Under current federal tax law, it is unclear as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us, would be considered the owner of the shares of the investment options. If you are considered the owner of the investments, it will result in the loss of the favorable tax treatment for the policy. It is unknown to what extent owners are permitted to select investment options, to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the investments. If guidance from the Internal Revenue Service is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the policy, could be treated as the owner of the investment options.

     Due to the uncertainty in this area, we reserve the right to modify your policy in an attempt to maintain favorable tax treatment.

                              ACCESS TO YOUR MONEY

POLICY LOANS

     You may obtain a loan at any time while your policy is in force. Your request for a loan must be in writing. The amount of the loan and all existing loans may not be more than 90% of the net cash value as of the date of the loan. Also, the amount of the loan may not be less than $500. A loan will only be made upon the proper assignment of your policy to us with the policy as the sole security for the loan. Unless you state otherwise, transfers from the investment options to the policy loan account will be on a pro-rata basis as of the loan date. The amount transferred from each investment option and the fixed account will equal the ratio of the values each bears to the total unloaned cash value multiplied by the amount of the loan.

     When you take a policy loan, we will transfer an amount equal to the policy loan from the investment option(s) or Fixed Account I to the policy loan account. If you do not have a sufficient amount in the investment option(s), we will transfer any remaining amount from Fixed Account I. We will also transfer any loan interest that becomes due and unpaid in the same manner. Amounts transferred to the policy loan account will earn interest daily from the date of transfer. Policy loans may also have federal tax consequences (see "Federal Tax States").

EFFECT OF A LOAN

     Policy loans will have a permanent effect on any death benefit and cash surrender value of your policy. The effect may be favorable or unfavorable. If loans are not repaid, the debt will reduce the amount of any death proceeds. Loans have a permanent effect on the policy because the amount transferred to the policy loan account will not share in the investment results of the investment options while the loan is outstanding. If the policy loan account earnings rate is less than the performance of the selected investment options and/or Fixed Account I, the values and benefits under the policy will be reduced (and the policy may even terminate) as a result of the loan.

LOAN INTEREST

     The loan interest rate charged is currently 8%. The loan interest credited to your policy is currently 6%. Interest is charged daily and is payable at the end of each policy year. Unpaid interest will be added to the existing debt as of the due date and will be charged interest at the same rate as the rest of the loan.

     We will credit a higher effective annual interest rate in the following circumstances:

          - for amounts borrowed up to an amount equal to cash value less the aggregate premium payments made to date (preferred loans); and
          - for all loans against policies that are in the 11th policy year or later.

     Preferred loans include the amount of any outstanding policy loan transferred in a tax-free exchange.

REPAYING POLICY DEBT

     The debt, or any part, may be repaid at any time as long as the policy is in force. Any debt outstanding will be deducted before any benefit proceeds are paid. When you repay part or all of the loan, we will transfer an amount equal to the amount you repay from the policy loan account to an investment option or to any fixed account.

     If a policy loan is outstanding, any payments received will be considered loan repayments and not premiums unless otherwise specified. If total debt equals or exceeds the cash value less the surrender charge, your policy will terminate without value. A termination of the policy with a loan outstanding may have federal income tax consequences (see "More Information -- Federal Tax States").

PARTIAL SURRENDERS

     You may make a partial surrender at any time after the 1st policy year by written notice.

     When you make a partial surrender, we will reduce the cash value by the partial surrender amount and any surrender charges. We will require that any partial surrender amounts be first deducted from the cash value in the investment options proportionately among all accounts unless the owner specifically requests otherwise. We will also reduce the specified amount. The reduction in specified amount will be a dollar for dollar reduction in cash value due to the partial surrender.

     The minimum partial surrender amount is currently $1,000. We may assess a surrender charge on the amount surrendered. See "Surrender Charges" above.

     Partial surrenders will be allowed only if the policy continues to qualify as a contract of life insurance under the Code. We will also limit the maximum amount of all partial surrenders you can make in a policy year to the greater of:

          -  10% of the total premium payments; or
          -  cash value less total premiums paid less any policy debt.

FULL SURRENDERS

     You may completely surrender your policy and receive the net cash value at any time while the policy is in force. If you make a full surrender, we may require that you return your policy.

     The date of surrender will be the date we receive your written request. The net cash value will be determined as of the end of the business day which your written request is received. All coverage will end on the date of surrender.

     Partial and full surrenders may have federal tax consequences (see "Federal Tax Status").

     For your protection, a request for surrender, policy loan, or a change in ownership must be by written notice. We may require the signature to be guaranteed by a member firm of the New York, Boston, Midwest, Philadelphia, or Pacific Stock Exchanges or by a commercial bank (not a savings bank), which is a member of the Federal Deposit Insurance Corporation. In some cases, we may require additional documentation of a customary nature.

                               OTHER INFORMATION

THE VARIABLE ACCOUNT

     We established a variable account, Valley Forge Life Insurance Company Variable Life Separate Account (Variable Account), to hold the assets that underlie the policies. Our Board of Directors adopted a resolution to establish the Variable Account under Illinois insurance law on February 12, 1996. We have registered the Variable Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Variable Account are held in our name on behalf of the Variable Account and legally belong to us. However, those assets that underlie the policies, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the policies and not against any other policies we may issue.

     We reserve the right to modify the structure or operation of the Variable Account. However, we guarantee that a modification will not affect the value of your policy.

DISTRIBUTOR

     The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

     CNA Investor Services, Inc. ("CNA/ISI") serves as the distributor for the policies. CNA/ISI is located at CNA Plaza, Chicago, Illinois 60685. Broker-dealers will be paid commissions on the sale of the policies.

SUSPENSION OF PAYMENTS OR TRANSFERS

     We may be required to suspend or postpone any payments or transfers for any period when:

          (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

          (2) trading on the New York Stock Exchange is restricted;

          (3) an emergency exists as a result of which disposal of shares of the portfolios is not reasonably practicable or we cannot reasonably value the shares of the portfolios;

          (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

     We have the right to defer payment of any surrender or transfer of any fixed account value for not more than 6 months from the date we receive your written notice, unless otherwise provided by your state.

OWNERSHIP

     OWNER. You, as the owner of the policy or certificate, have all of the rights under the policy while the insured (or last insured) is living. Your rights in the policy belong to your estate if you die before the insured (or last insured) dies and there is no joint owner or contingent owner.

     JOINT OWNER. The policy can be owned by joint owners. Joint owners have equal ownership rights. Authorization of both joint owners is required for all policy changes except for transfers and allocations.

     CONTINGENT OWNER. The contingent owner, if any, is named in the application, unless changed. You may name a contingent owner at any time while the insured is living by providing us with written notice. Once recorded, the designation will be effective as of the date the written notice was signed. Such change will not affect any payment we make or action we take before it was recorded.

     The contingent owner, if any, will become the owner if the named owner dies before the date of the insured's (or last insured's) death. If there are joint owners, the contingent owner will become the owner if both named joint owners die before the insured (or last insured).

     BENEFICIARY. The beneficiary is the person or entity you name to receive any death proceeds. The primary beneficiary is the person who will be paid death proceeds when the insured (or last insured) dies. The contingent beneficiary, if any, will become the beneficiary if no primary beneficiary is living on the date of the insured's (or last insured's) death. More than one primary and contingent beneficiary can be named. If there is more than one primary beneficiary alive when the insured (or last insured) dies, we will pay the primary beneficiaries in equal shares unless you provide otherwise.

     The primary beneficiary and contingent beneficiary on the policy date are named in the application. While the insured is alive, you may change any beneficiary. Any change must be by written notice. Once recorded, the change will take effect as of the date you signed it. Such change will not affect any payment we make or action we take before it was recorded. An irrevocable beneficiary must consent in writing to any change in beneficiary.

     If any beneficiary dies before the insured (or last insured), that beneficiary's interest in the death benefit will end. If any beneficiary dies at the same time as the insured (or last insured), or within 30 days of the insured (or last insured), that beneficiary's interest in the death benefit will end if no benefits have been paid to that beneficiary. If the interest of all designated beneficiaries has ended when the insured (or last insured) dies, we will pay the death benefit to you, or your estate if you are not living.

     Proceeds payable to a beneficiary will be free from the claims of creditors, to the extent allowed by law.

ASSIGNMENT

     You can assign any or all rights under your policy while the insured (or last insured) is living. Assignment of all rights is a change of ownership. An irrevocable beneficiary must consent in writing to any assignment. We are not responsible for the sufficiency or validity of any assignment. An assignment will not affect any payments or actions we have taken before we received notice of the assignment.

     An assignment may be a taxable event. You should consult a tax adviser if you wish to assign the policy.

                                MORE INFORMATION

EXECUTIVE OFFICERS AND DIRECTORS

     The name, age, positions and office, term as director, and business experience during the past five years for VFL's directors executive offices are listed in the following table:

                                    OFFICERS OF VFL
----------------------------------------------------------------------------------------
                                     POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS               AGE   WITH VFL              DURING PAST FIVE YEARS
----------------               ---   ----------------      -----------------------
Bernard L. Hengesbaugh         52    Director, Chairman    Chairman of the Board and
CNA Plaza                            of the Board and      Chief Executive Officer of
Chicago, IL 60685                    Chief Executive       CNA since February, 1999.
                                     Officer               Prior thereto, Mr.
                                                           Hengesbaugh was Executive
                                                           Vice President and Chief
                                                           Operating Officer of CNA
                                                           since February, 1998. Prior
                                                           thereto, Mr. Hengesbaugh was
                                                           Senior Vice President of CNA
                                                           since November, 1990. Mr.
                                                           Hengesbaugh has served as a
                                                           Director of VFL since
                                                           February, 1999.
Jonathan D. Kantor             43    Senior Vice           Senior Vice President,
CNA Plaza                            President,            Secretary and General Counsel
Chicago, IL 60685                    Secretary, General    of CNA since April, 1997.
                                     Counsel and           Group Vice President of CNA
                                     Director              General since April, 1994.
                                                           Prior thereto, Mr. Kantor was
                                                           a partner at the law firm of
                                                           Shea & Gould.* Mr. Kantor has
                                                           served as a Director of VFL
                                                           Since April, 1997.
Robert V. Deutsch              39    Senior Vice           Senior Vice President, Chief
CNA Plaza                            President, Chief      Financial Officer, and
Chicago, IL 60685                    Financial Officer,    Director since August 16,
                                     Director              1998. Prior thereto, Officer
                                                           for Executive Risk, Inc.
Thomas Pontarelli              51    Senior Vice           Senior Vice President, Human
CNA Plaza                            President, Director   Resources since April, 2000.
Chicago, IL 60685                                          Prior thereto, Group Vice
                                                           President, Human Resources.
                                                           From May 1974 to December,
                                                           1997, series of positions
                                                           culminating in the position
                                                           of Chairman, CEO and
                                                           President of Washington
                                                           National Insurance Company.

                                    OFFICERS OF VFL
----------------------------------------------------------------------------------------
                                     POSITION(S) HELD      PRINCIPAL OCCUPATION(S)
NAME AND ADDRESS               AGE   WITH VFL              DURING PAST FIVE YEARS
----------------               ---   ----------------      -----------------------
Donald P. Lofe, Jr.            42    Group Vice            Group Vice President,
CNA Plaza                            President, Director   Corporate Finance Department
Chicago, IL 60685                                          since October, 1998. Prior
                                                           thereto, partner-in-charge of
                                                           PricewaterhouseCoopers LLP.
Thomas F. Taylor               49    Executive Vice        Executive Vice President of
CNA Plaza                            President, Director   CNA since 1992. Director
Chicago, IL 60685                                          since October 1999.
----------------------------------------------------------------------------------------

* Shea & Gould declared bankruptcy in 1995.

     Each director is elected to serve until the next annual meeting of stockholders or until his or her successor is elected and shall have qualified. Some directors hold various executive positions with insurance company affiliates of Valley Forge. Executive officers serve at the discretion of the Board of Directors.

VOTING

     Pursuant to our view of present applicable law, we will vote the shares of the portfolios at special meetings of shareholders in accordance with instructions received from all owners having a voting interest. We will vote shares for which we have not received instructions and any shares that are ours in the same proportion as the shares for which we have received instructions.

     If the Investment Company Act of 1940 or any regulation thereunder is amended or if the present interpretation of the Act changes so as to permit us to vote the shares in our own right, we may elect to do so.

DISREGARD OF VOTING INSTRUCTIONS

     We may, when required to do so by state insurance authorities, vote shares of the portfolios without regard to instructions from owners. We will do this if such instructions would require the shares to be voted to cause a portfolio to make, or refrain from making, investments which would result in changes in the sub-classification or investment objectives of the portfolio. We may also disapprove changes in the investment policy initiated by owners or trustees/directors of the portfolios, if such disapproval:

          - is reasonable and is based on a good faith determination by us that the change would violate state or federal law;
          - the change would not be consistent with the investment objectives of the portfolios; or
          - which varies from the general quality and nature of investments and investment techniques used by other portfolios with similar investment objectives underlying other variable contracts offered by us or of an affiliated company.

     In the event we do disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to owners.

LEGAL OPINIONS

     Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the policies.

OUR RIGHT TO CONTEST

     We cannot contest your policy after it has been in force during the lifetime of the insured (each insured under the last to die policy) for two years from the policy date; nor can we contest reinstatement after it has been in force, while the insured (or last insured) is alive, for two years after the effective date of such reinstatement.

     We cannot contest this policy, any reinstatement or any increase in benefits after the effective date of the policy or reinstatement, unless:

          - an answer in the application for the policy or reinstatement was not true or complete ; and
          - if we had known the truth, we would not have issued or reinstated the policy as we did.

     Any statement made by the insured(s) will not be used in any contest unless a copy is furnished to the beneficiary.

FEDERAL TAX STATUS

     NOTE: The following description is based upon our understanding of current federal income tax law applicable to life insurance in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. Section 7702 of the Internal Revenue Code of 1986, as amended ("Code"), defines the term "life insurance contract" for purposes of the Code. We believe that the policies to be issued will qualify as "life insurance contracts" under
Section 7702. We do not guarantee the tax status of the policies. Purchasers bear the complete risk that the policies may not be treated as "life insurance" under federal income tax laws. Purchasers should consult their own tax advisers. It should be further understood that the following discussion is not exhaustive and that special rules not described in this prospectus may be applicable in certain situations.

     INTRODUCTION. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon our understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

     We are taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from us and its operations form a part of us.

     DIVERSIFICATION. Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable life insurance policies. The Code provides that a variable life insurance policy will not be treated as life insurance for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the policy as a life insurance contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the policy prior to the receipt of payments under the policy. The Code contains a safe harbor provision which provides that life insurance policies, such as these policies, will meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five (55%) percent of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. There is an exception for securities issued by the U.S. Treasury in connection with variable life insurance policies.

     On March 2, 1989, the Treasury Department issued regulations (Treas. Reg.
Section 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the policies. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if:

          (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment;

          (ii) no more than 70% of the value of the total assets of the portfolio is represented by any two investments;

          (iii) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and

          (iv) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     For purposes of these regulations, all securities of the same issuer are treated as a single investment. The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts have been met, "each United States government agency or instrumentality shall be treated as a separate issuer." We intend that each portfolio underlying the policies will be managed by the investment managers in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which owner control of the investments of the variable account will cause the owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the policy. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under a policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policyowner was not the owner of the assets of the variable account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the variable account.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in you being retroactively determined to be the owner of the assets of the variable account.

     Due to the uncertainty in this area, we reserve the right to modify the policy in an attempt to maintain favorable tax treatment.

     TAX TREATMENT OF THE POLICY. The policy has been designed to comply with the definition of life insurance contained in Section 7702 of the Code. Although some interim guidance has been provided and proposed regulations have been issued, final regulations have not been adopted. The Code requires that the use of reasonable mortality and other expense charges. In establishing these charges, we have relied on the interim guidance provided in IRS Notice 88-128 and proposed regulations issued on July 5, 1991. Currently, there is even less guidance as to a policy issued on a substandard risk basis and thus it is even less clear whether a policy issued on such basis would meet the requirements of
Section 7702 of the Code.

     While we have attempted to comply with Section 7702, the law in this area is very complex and unclear. There is a risk, therefore, that the Internal Revenue Service will not agree with our interpretations of Section 7702 that were made in determining such compliance. In the event the policy is determined not to so comply, it would not qualify for the favorable tax treatment usually accorded life insurance policies. You should consult your own tax adviser with respect to the tax consequences of purchasing the policy.

     POLICY PROCEEDS. Loan proceeds and/or surrender payments from the policies, including those resulting from the lapse of the policy, are fully taxable to the extent of income in the policy and may further be subject to an additional 10% federal income tax penalty. (See "Tax Treatment of Loans and Surrenders".) Otherwise, the policy should receive the same federal income tax treatment as any other type of life insurance. As such, the death benefit thereunder is excludable from the gross income of the beneficiary under the Code and any benefits paid under the Accelerated Death Benefit Rider should also be excludable from gross income under the Code. Furthermore, you are not deemed to be in constructive receipt of the cash value or cash surrender value, including increments thereon, under a policy until there is a distribution of such amounts.

     Federal, state and local estate, inheritance and other tax consequences of ownership, or receipt of policy proceeds, depend on the circumstances of each policy owner or beneficiary.

     JOINT LIVES. The policy may be issued as a Last to Die policy providing for the payment of the death benefit upon the death of the last surviving insured. While we believe that a policy issued on this basis complies with Section 7702 of the Code, such circumstances are not directly addressed in either Section 7702 or the related regulations. In the absence of regulation or other guidelines, there is some uncertainty as to whether a policy with such a joint life feature meets the requirements of Section 7702 of the Code.

     TAX TREATMENT OF LOANS AND SURRENDERS. Under most circumstances the policies will be treated as MEC contracts. Surrenders and/or loan proceeds are taxable to the extent of income in the policy. Such distributions are deemed to be on a last-in, first-out basis, which means the taxable income is distributed first. Loan proceeds and/or surrender payments may also be subject to an additional 10% federal income tax penalty applied to the income portion of such distribution. The penalty shall not apply, however, to any distribution:

          (1)  made on or after the date on which the taxpayer reaches age
               59 1/2;

          (2) which is attributable to the taxpayer becoming disabled (within the meaning of Section 72(m)(7) of the Code); or

          (3) which is part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

     Any policy received in exchange for a policy classified as a MEC will be treated as a MEC. However, an exchange under Section 1035 of the Code of a life insurance policy entered into before June 21, 1988 for the policy will not cause the policy to be treated as a MEC as additional premiums are paid.

     If a policy is not classified as a modified endowment contract, then any surrenders shall be treated first as a recovery of the investment in the policy which would not be received as taxable income. However, if a distribution is the result of a reduction in benefits under the policy within the first fifteen years after the policy is issued in order to comply with Section 7702, such distribution will, under rules set forth in Section 7702, be taxed as ordinary income to the extent of income in the policy. Any loans from a policy which is not classified as a modified endowment contract, will be treated as indebtedness of the owner and not a distribution. Upon complete surrender or lapse of the policy or when maturity benefits are paid, if the amount received plus the policy debt exceeds the total premiums paid that are not treated as previously surrendered by the policy owner, the excess generally will be treated as ordinary income.

     Personal interest payable on a loan under a policy owned by an individual is generally not deductible. Furthermore, no deduction will be allowed for interest on loans under policies covering the life of any employee or officer of the taxpayer or any person financially interested in the business carried on by the taxpayer to the extent the indebtedness for such employee, officer or financially interested person exceeds $50,000. The deductibility of interest payable on policy loans may only be subject to further rules and limitations under Sections 163 and 264 of the Code.

     Policy owners should seek competent tax advice on the tax consequences of taking loans, distributions or surrendering any policy.

     MULTIPLE POLICIES. The Code further provides that multiple MECs which are issued within a calendar year period to the same owner by one company or its affiliates are treated as one MEC for purposes of determining the taxable portion of any loans or distributions. Such treatment may result in adverse tax consequences including more rapid taxation of the loans or distributed amounts from such combination of contracts. You should consult a tax adviser prior to purchasing more than one MEC in any calendar year period.

     TAX TREATMENT OF ASSIGNMENTS. An assignment of a policy or the change of ownership of a policy may be a taxable event. You should therefore consult a competent tax adviser if you wish to assign or change the owner of your policy.

     QUALIFIED PLANS. The policies may be used in conjunction with certain qualified plans. Because the rules governing such use are complex, you should not do so until you have consulted a competent qualified plans consultant.

     INCOME TAX WITHHOLDING. All distributions or the portion thereof which is includable in gross income of the policy owner are subject to federal income tax withholding. However, in most cases you may elect not to have taxes withheld. You may be required to pay penalties under the estimated tax rules, if withholding and estimated tax payments are insufficient.

REPORTS TO OWNERS

     At least once every policy year, we will send you a report showing current cash values and other information required by laws and regulations. We will mail this report to you at your last known address.

LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. We are not involved in any litigation that is of material importance in relation to our total assets or that relates to the Variable Account.

EXPERTS

     The financial statements for Valley Forge Life Insurance Company as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 included in this Prospectus, which is part of this registration statement, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements for each of the subaccounts that comprise the Valley Forge Life Insurance Company Variable Life Separate Account as of and for the year ended December 31, 1999 (for the two years ended December 31, 1999 with respect to the statements of changes in net assets) included in this Prospectus which is part of this registration statement, and have been audited by Deloitte & Touche LLP independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     Actuarial matters included in this prospectus have been examined by Rodney
E. Rishel, Jr., FSA, MAAA, whose opinion is filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

     The financial statements of Valley Forge Life Insurance Company included herein should be considered only as bearing upon our ability to meet our obligations under the policies.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  (UNAUDITED)

                                                                             FEDERATED HIGH
                                       FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
         SEPTEMBER 30, 2000             MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
         ------------------            ---------------   -----------------   --------------   ----------------   -----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                $768,399           $134,294           $126,667          $619,356           $280,141
                                          --------           --------           --------          --------           --------
      TOTAL ASSETS                         768,399            134,294            126,667           619,356            280,141
                                          --------           --------           --------          --------           --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                  --                 --                 --                --                 --
                                          --------           --------           --------          --------           --------
      TOTAL LIABILITIES                         --                 --                 --                --                 --
                                          --------           --------           --------          --------           --------
NET ASSETS                                $768,399           $134,294           $126,667          $619,356           $280,141
                                          ========           ========           ========          ========           ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                    $771,793           $142,090           $150,335          $692,162           $293,141
                                          ========           ========           ========          ========           ========

                                                             FIDELITY
                                       FIDELITY INDEX 500   CONTRAFUND
         SEPTEMBER 30, 2000                PORTFOLIO        PORTFOLIO
         ------------------            ------------------   ----------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                 $2,681,104       $1,540,946
                                           ----------       ----------
      TOTAL ASSETS                          2,681,104        1,540,946
                                           ----------       ----------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --               --
                                           ----------       ----------
      TOTAL LIABILITIES                            --               --
                                           ----------       ----------
NET ASSETS                                 $2,681,104       $1,540,946
                                           ==========       ==========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $2,597,832       $1,643,245
                                           ==========       ==========

                                                        JANUS ASPEN
                                           VAN ECK        CAPITAL                                                JANUS ASPEN
                                           EMERGING     APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
          SEPTEMBER 30, 2000             MARKETS FUND    PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
          ------------------             ------------   ------------   ----------------   ------------------   ---------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                 $133,702       $584,939         $484,591            $141,397            $24,377
                                           --------       --------         --------            --------            -------
      TOTAL ASSETS                          133,702        584,939          484,591             141,397             24,377
                                           --------       --------         --------            --------            -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                   --             --               --                  --                 --
                                           --------       --------         --------            --------            -------
      TOTAL LIABILITIES                          --             --               --                  --                 --
                                           --------       --------         --------            --------            -------
NET ASSETS                                 $133,702       $584,939         $484,591            $141,397            $24,377
                                           ========       ========         ========            ========            =======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $110,073       $514,701         $463,604            $146,322            $24,290
                                           ========       ========         ========            ========            =======


                                           JANUS ASPEN        JANUS ASPEN
                                          INTERNATIONAL        WORLD WIDE
          SEPTEMBER 30, 2000             GROWTH PORTFOLIO   GROWTH PORTFOLIO
          ------------------             ----------------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                   $302,121           $378,007
                                             --------           --------
      TOTAL ASSETS                            302,121            378,007
                                             --------           --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --                 --
                                             --------           --------
      TOTAL LIABILITIES                            --                 --
                                             --------           --------
NET ASSETS                                   $302,121           $378,007
                                             ========           ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $327,193           $385,572
                                             ========           ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                                  (UNAUDITED)

                                          ALGER AMERICAN
                                              SMALL                            ALGER AMERICAN     ALGER AMERICAN
                                          CAPITALIZATION    ALGER AMERICAN         MIDCAP           LEVERAGED       MFS EMERGING
           SEPTEMBER 30, 2000               PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   ALLCAP PORTFOLIO   GROWTH SERIES
           ------------------             --------------   ----------------   ----------------   ----------------   -------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $676,494         $2,064,532         $1,098,584          $12,784         $1,358,609
                                             --------         ----------         ----------          -------         ----------
      TOTAL ASSETS                            676,494          2,064,532          1,098,584           12,784          1,358,609
                                             --------         ----------         ----------          -------         ----------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --                 --                 --               --                 --
                                             --------         ----------         ----------          -------         ----------
      TOTAL LIABILITIES                            --                 --                 --               --                 --
                                             --------         ----------         ----------          -------         ----------
NET ASSETS                                   $676,494         $2,064,532         $1,098,584          $12,784         $1,358,609
                                             ========         ==========         ==========          =======         ==========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $757,855         $1,779,688         $  808,475          $13,363         $1,239,871
                                             ========         ==========         ==========          =======         ==========


                                                             MFS GROWTH
                                                MFS             WITH
           SEPTEMBER 30, 2000             RESEARCH SERIES   INCOME SERIES
           ------------------             ---------------   -------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $625,078         $511,026
                                             --------         --------
      TOTAL ASSETS                            625,078          511,026
                                             --------         --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --               --
                                             --------         --------
      TOTAL LIABILITIES                            --               --
                                             --------         --------
NET ASSETS                                   $625,078         $511,026
                                             ========         ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $453,060         $443,001
                                             ========         ========

                                                                            FIRST EAGLE      VAN ECK
                                                                               SOGEN        WORLDWIDE        ALLIANCE
                                           MFS LIMITED       MFS TOTAL       OVERSEAS      HARD ASSETS       PREMIER
          SEPTEMBER 30, 2000             MATURITY SERIES   RETURN SERIES   VARIABLE FUND      FUND       GROWTH PORTFOLIO
          ------------------             ---------------   -------------   -------------   -----------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                   $62,474         $425,150        $346,677        $30,295         $48,121
                                             -------         --------        --------        -------         -------
      TOTAL ASSETS                            62,474          425,150         346,677         30,295          48,121
                                             -------         --------        --------        -------         -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                    --               --              --             --              --
                                             -------         --------        --------        -------         -------
      TOTAL LIABILITIES                           --               --              --             --              --
                                             -------         --------        --------        -------         -------
NET ASSETS                                   $62,474         $425,150        $346,677        $30,295         $48,121
                                             =======         ========        ========        =======         =======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $65,568         $418,725        $284,431        $24,733         $53,887
                                             =======         ========        ========        =======         =======

                                                             AMERICAN
                                             ALLIANCE         CENTURY
                                            GROWTH AND       INCOME &
          SEPTEMBER 30, 2000             INCOME PORTFOLIO   GROWTH FUND
          ------------------             ----------------   -----------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                   $11,228           $ --
                                             -------           ----
      TOTAL ASSETS                            11,228             --
                                             -------           ----
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                    --             --
                                             -------           ----
      TOTAL LIABILITIES                           --             --
                                             -------           ----
NET ASSETS                                   $11,228           $ --
                                             =======           ====
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $11,248           $ --
                                             =======           ====

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                                  (UNAUDITED)

                                                         TEMPLETON                                           LAZARD
                                          AMERICAN      DEVELOPING        TEMPLETON          LAZARD        RETIREMENT
                                          CENTURY         MARKETS           ASSET          RETIREMENT      SMALL CAP
          SEPTEMBER 30, 2000             VALUE FUND   SECURITIES FUND   STRATEGY FUND   EQUITY PORTFOLIO   PORTFOLIO
          ------------------             ----------   ---------------   -------------   ----------------   ----------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                  $ --           $ 17             $ --              $ --           $1,234
                                            ----           ----             ----              ----           ------
      TOTAL ASSETS                            --             17               --                --            1,234
                                            ----           ----             ----              ----           ------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                --             --               --                --               --
                                            ----           ----             ----              ----           ------
      TOTAL LIABILITIES                       --             --               --                --               --
                                            ----           ----             ----              ----           ------
NET ASSETS                                  $ --           $ 17             $ --              $ --           $1,234
                                            ====           ====             ====              ====           ======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                      $ --           $ 32             $ --              $ --           $1,234
                                            ====           ====             ====              ====           ======


                                          MORGAN STANLEY     MORGAN STANLEY
                                          INTERNATIONAL     EMERGING MARKETS
          SEPTEMBER 30, 2000             MAGNUM PORTFOLIO   EQUITY PORTFOLIO
          ------------------             ----------------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                     $ 63              $3,451
                                               ----              ------
      TOTAL ASSETS                               63               3,451
                                               ----              ------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                   --                  --
                                               ----              ------
      TOTAL LIABILITIES                          --                  --
                                               ----              ------
NET ASSETS                                     $ 63              $3,451
                                               ====              ======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                         $ 66              $3,974
                                               ====              ======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                            STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

                                                                              FEDERATED HIGH
FOR THE NINE MONTH PERIOD               FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-
ENDED SEPTEMBER 30, 2000                 MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO
-------------------------               ---------------   -----------------   --------------   ----------------
Investment income:
  Dividend income                          $ 22,178           $  5,913           $  9,300          $ 47,764
                                           --------           --------           --------          --------
                                             22,178              5,913              9,300            47,764
                                           --------           --------           --------          --------
Expenses:
  Mortality and expense risk charges          6,213                854                720             4,116
  Policy fees/Cost of insurance              67,220             11,099              9,965            45,294
                                           --------           --------           --------          --------
                                             73,433             11,953             10,685            49,410
                                           --------           --------           --------          --------
  NET INVESTMENT INCOME (LOSS)              (51,255)            (6,040)            (1,385)           (1,646)
                                           --------           --------           --------          --------
Investment gains and (losses):
  Net realized gains (losses)                    --               (600)            (1,797)           (2,945)
  Net unrealized gains (losses)              (3,394)            (8,187)           (21,387)          (64,502)
                                           --------           --------           --------          --------
NET REALIZED AND UNREALIZED INVESTMENT
  GAINS (LOSSES)                             (3,394)            (8,787)           (23,184)          (67,447)
                                           --------           --------           --------          --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(54,649)          $(14,827)          $(24,569)         $(69,093)
                                           ========           ========           ========          ========

                                                                                  FIDELITY
FOR THE NINE MONTH PERIOD                FIDELITY ASSET     FIDELITY INDEX 500   CONTRAFUND
ENDED SEPTEMBER 30, 2000                MANAGER PORTFOLIO       PORTFOLIO        PORTFOLIO
-------------------------               -----------------   ------------------   ----------
Investment income:
  Dividend income                           $ 28,101            $  28,974         $149,840
                                            --------            ---------         --------
                                              28,101               28,974          149,840
                                            --------            ---------         --------
Expenses:
  Mortality and expense risk charges           1,837               14,808            8,635
  Policy fees/Cost of insurance               18,890              147,914           88,260
                                            --------            ---------         --------
                                              20,727              162,722           96,895
                                            --------            ---------         --------
  NET INVESTMENT INCOME (LOSS)                 7,374             (133,748)          52,945
                                            --------            ---------         --------
Investment gains and (losses):
  Net realized gains (losses)                 (1,471)              61,879           (1,204)
  Net unrealized gains (losses)              (31,583)             142,854          438,721
                                            --------            ---------         --------
NET REALIZED AND UNREALIZED INVESTMENT
  GAINS (LOSSES)                             (33,054)             204,733          437,517
                                            --------            ---------         --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $(25,680)           $  70,985         $490,462
                                            ========            =========         ========

                                           VAN ECK      JANUS ASPEN
                                          WORLDWIDE       CAPITAL                                                JANUS ASPEN
FOR THE NINE MONTH PERIOD                  EMERGING     APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
ENDED SEPTEMBER 30, 2000                 MARKETS FUND    PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
-------------------------                ------------   ------------   ----------------   ------------------   ---------------
Investment income:
  Dividend income                          $    --        $  3,163         $27,945             $12,511              $  86
                                           -------        --------         -------             -------              -----
                                                --           3,163          27,945              12,511                 86
                                           -------        --------         -------             -------              -----
Expenses:
  Mortality and expense risk charges           640           2,728           2,154                 623                 23
  Policy fees/Cost of insurance              7,661          31,673          22,415               6,546                684
                                           -------        --------         -------             -------              -----
                                             8,301          34,401          24,569               7,169                707
                                           -------        --------         -------             -------              -----
  NET INVESTMENT INCOME (LOSS)              (8,301)        (31,238)          3,376               5,342               (621)
                                           -------        --------         -------             -------              -----
Investment gains and (losses):
  Net realized gains (losses)                7,849          48,954          15,531              (3,102)               (54)
  Net unrealized gains (losses)             (1,345)         30,979           4,674              (5,966)                86
                                           -------        --------         -------             -------              -----
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                6,504          79,933          20,205              (9,068)                32
                                           -------        --------         -------             -------              -----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(1,797)       $ 48,695         $23,581             $(3,726)             $(589)
                                           =======        ========         =======             =======              =====


                                           JANUS ASPEN        JANUS ASPEN
FOR THE NINE MONTH PERIOD                 INTERNATIONAL        WORLDWIDE
ENDED SEPTEMBER 30, 2000                 GROWTH PORTFOLIO   GROWTH PORTFOLIO
-------------------------                ----------------   ----------------
Investment income:
  Dividend income                            $ 15,487           $ 24,887
                                             --------           --------
                                               15,487             24,887
                                             --------           --------
Expenses:
  Mortality and expense risk charges            1,611              1,738
  Policy fees/Cost of insurance                14,522             19,038
                                             --------           --------
                                               16,133             20,776
                                             --------           --------
  NET INVESTMENT INCOME (LOSS)                   (646)             4,111
                                             --------           --------
Investment gains and (losses):
  Net realized gains (losses)                   7,111             19,129
  Net unrealized gains (losses)               (29,942)           (25,360)
                                             --------           --------
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                 (22,831)            (6,231)
                                             --------           --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(23,477)          $ (2,120)
                                             ========           ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                    STATEMENTS OF OPERATIONS -- (CONTINUED)
                                  (UNAUDITED)

                                       ALGER AMERICAN
                                           SMALL                           ALGER AMERICAN    ALGER AMERICAN
      FOR THE NINE MONTH PERIOD        CAPITALIZATION    ALGER AMERICAN    MIDCAP GROWTH    LEVERAGED ALLCAP
      ENDED SEPTEMBER 30, 2000           PORTFOLIO      GROWTH PORTFOLIO     PORTFOLIO         PORTFOLIO
      -------------------------        --------------   ----------------   --------------   ----------------
Investment income:
  Dividend income                        $ 155,559          $199,050          $ 71,634          $    --
                                         ---------          --------          --------          -------
                                           155,559           199,050            71,634               --
                                         ---------          --------          --------          -------
Expenses:
  Mortality and expense risk charges         3,027            10,501             4,257               11
  Policy fees/Cost of insurance             28,764           114,084            37,765              309
                                         ---------          --------          --------          -------
                                            31,791           124,585            42,022              320
                                         ---------          --------          --------          -------
NET INVESTMENT INCOME (LOSS)               123,768            74,465            29,612             (320)
                                         ---------          --------          --------          -------
Investment gains and (losses):
Net realized gains (losses)                  4,953            18,573            19,530               (2)
Net unrealized gains (losses)             (119,065)          154,134           223,940             (579)
                                         ---------          --------          --------          -------
NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)               (114,112)          172,707           243,470             (581)
                                         ---------          --------          --------          -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $   9,656          $247,172          $273,082          $  (901)
                                         =========          ========          ========          =======


      FOR THE NINE MONTH PERIOD        MFS EMERGING    MFS RESEARCH   MFS GROWTH WITH
      ENDED SEPTEMBER 30, 2000         GROWTH SERIES      SERIES       INCOME SERIES
      -------------------------        -------------   ------------   ---------------
Investment income:
  Dividend income                        $  58,635       $    167        $  5,693
                                         ---------       --------        --------
                                            58,635            167           5,693
                                         ---------       --------        --------
Expenses:
  Mortality and expense risk charges         7,826          3,192           3,077
  Policy fees/Cost of insurance             77,127         35,569          36,969
                                         ---------       --------        --------
                                            84,953         38,761          40,046
                                         ---------       --------        --------
NET INVESTMENT INCOME (LOSS)               (26,318)       (38,594)        (34,353)
                                         ---------       --------        --------
Investment gains and (losses):
Net realized gains (losses)                 41,486         28,019          16,489
Net unrealized gains (losses)             (110,468)        94,287          30,505
                                         ---------       --------        --------
NET REALIZED AND UNREALIZED
  INVESTMENT GAINS (LOSSES)                (68,982)       122,306          46,994
                                         ---------       --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS              $ (95,300)      $ 83,712        $ 12,641
                                         =========       ========        ========

                                                                             FIRST EAGLE         VAN ECK
      FOR THE NINE MONTH PERIOD           MFS LIMITED       MFS TOTAL      SOGEN OVERSEAS     WORLDWIDE HARD
       ENDED SEPTEMBER 30, 2000         MATURITY SERIES   RETURN SERIES     VARIABLE FUND      ASSETS FUND
      -------------------------         ---------------   -------------    --------------     --------------
Investment income:
  Dividend income                           $    --          $18,266          $     --           $   259
                                            -------          -------          --------           -------
                                                 --           18,266                --               259
                                            -------          -------          --------           -------
Expenses:
  Mortality and expense risk charges            464            2,546             1,970               179
  Policy fees/Cost of insurance               6,207           25,546            22,703             2,177
                                            -------          -------          --------           -------
                                              6,671           28,092            24,673             2,356
                                            -------          -------          --------           -------
NET INVESTMENT INCOME (LOSS)                 (6,671)          (9,826)          (24,673)           (2,097)
                                            -------          -------          --------           -------
Investment gains and (losses):
  Net realized gains (losses)                (1,047)            (255)           24,722             1,020
  Net unrealized gains (losses)                (952)          27,533            19,614             4,536
                                            -------          -------          --------           -------
NET REALIZED AND UNREALIZED INVESTMENT
  GAINS (LOSSES)                             (1,999)          27,278            44,336             5,556
                                            -------          -------          --------           -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $(8,670)         $17,452          $ 19,663           $ 3,459
                                            =======          =======          ========           =======

                                                           ALLIANCE GROWTH   AMERICAN CENTURY
      FOR THE NINE MONTH PERIOD         ALLIANCE PREMIER     AND INCOME      INCOME & GROWTH
       ENDED SEPTEMBER 30, 2000         GROWTH PORTFOLIO      PORTFOLIO            FUND
      -------------------------         ----------------   ---------------   ----------------
Investment income:
  Dividend income                           $ 1,414             $  --               $--
                                            -------             -----               --
                                              1,414                --               --
                                            -------             -----               --
Expenses:
  Mortality and expense risk charges            101                 4               --
  Policy fees/Cost of insurance               1,027               109               --
                                            -------             -----               --
                                              1,128               113               --
                                            -------             -----               --
NET INVESTMENT INCOME (LOSS)                    286              (113)              --
                                            -------             -----               --
Investment gains and (losses):
  Net realized gains (losses)                   (39)                1               --
  Net unrealized gains (losses)              (5,766)              (21)              --
                                            -------             -----               --
NET REALIZED AND UNREALIZED INVESTMENT
  GAINS (LOSSES)                             (5,805)              (20)              --
                                            -------             -----               --
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $(5,519)            $(133)              $--
                                            =======             =====               ==

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                    STATEMENTS OF OPERATIONS -- (CONTINUED)
                                  (UNAUDITED)

                                                                 TEMPLETON                                           LAZARD
                                                                DEVELOPING        TEMPLETON          LAZARD        RETIREMENT
        FOR THE NINE MONTH PERIOD          AMERICAN CENTURY       MARKETS           ASSET          RETIREMENT      SMALL CAP
        ENDED SEPTEMBER 30, 2000              VALUE FUND      SECURITIES FUND   STRATEGY FUND   EQUITY PORTFOLIO   PORTFOLIO
        -------------------------          ----------------   ---------------   -------------   ----------------   ----------
Investment income:
  Dividend income                                $ --              $  --            $ --              $ --            $ --
                                                 ----              -----            ----              ----            ----
                                                   --                 --              --                --              --
                                                 ----              -----            ----              ----            ----
Expenses:
  Mortality and expense risk charges               --                 --              --                --               1
  Policy fees/Cost of insurance                    --                 14              --                --              22
                                                 ----              -----            ----              ----            ----
                                                   --                 14              --                --              23
                                                 ----              -----            ----              ----            ----
  NET INVESTMENT INCOME (LOSS)                     --                (14)             --                --             (23)
                                                 ----              -----            ----              ----            ----
Investment gains and (losses):
  Net realized gains (losses)                      --                (12)             --                --              --
  Net unrealized gains (losses)                    --                 (3)             --                --              --
                                                 ----              -----            ----              ----            ----
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                                 --                (15)             --                --              --
                                                 ----              -----            ----              ----            ----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $ --              $ (29)           $ --              $ --            $(23)
                                                 ====              =====            ====              ====            ====

                                                               MORGAN STANLEY
                                            MORGAN STANLEY        EMERGING
        FOR THE NINE MONTH PERIOD           INTERNATIONAL         MARKETS
        ENDED SEPTEMBER 30, 2000           MAGNUM PORTFOLIO   EQUITY PORTFOLIO
        -------------------------          ----------------   ----------------
Investment income:
  Dividend income                                $ --              $  20
                                                 ----              -----
                                                   --                 20
                                                 ----              -----
Expenses:
  Mortality and expense risk charges               --                  5
  Policy fees/Cost of insurance                    24                113
                                                 ----              -----
                                                   24                118
                                                 ----              -----
  NET INVESTMENT INCOME (LOSS)                    (24)               (98)
                                                 ----              -----
Investment gains and (losses):
  Net realized gains (losses)                      (1)                (5)
  Net unrealized gains (losses)                    (3)              (535)
                                                 ----              -----
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                                 (4)              (540)
                                                 ----              -----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $(28)             $(638)
                                                 ====              =====

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                                FEDERATED HIGH
       FOR THE NINE MONTH PERIOD          FEDERATED PRIME   FEDERATED UTILITY       INCOME       FIDELITY EQUITY-
        ENDED SEPTEMBER 30, 2000           MONEY FUND II         FUND II         BOND FUND II    INCOME PORTFOLIO
       -------------------------          ---------------   -----------------   --------------   ----------------
From operations:
  Net investment income (loss)              $   (51,255)        $ (6,040)          $ (1,385)         $ (1,646)
  Net realized and unrealized investment
    gains (losses)                               (3,394)          (8,787)           (23,184)          (67,447)
                                            -----------         --------           --------          --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    (54,649)         (14,827)           (24,569)          (69,093)
                                            -----------         --------           --------          --------
From capital transactions:
  Net premiums/deposits                       1,482,364           37,043             47,348           151,847
  Surrenders and withdrawals                    (40,122)          (3,370)              (364)           (6,409)
  Transfers in (out of) subaccounts,
    net -- Note 1                            (1,930,166)          (7,396)            (3,060)          (72,465)
                                            -----------         --------           --------          --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                         (487,924)          26,277             43,924            72,973
                                            -----------         --------           --------          --------
Increase in net assets                         (542,573)          11,450             19,355             3,880
Net assets at beginning of period             1,310,972          122,844            107,312           615,476
                                            -----------         --------           --------          --------
NET ASSETS AT END OF PERIOD                 $   768,399         $134,294           $126,667          $619,356
                                            ===========         ========           ========          ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $      1.00         $  13.58           $   9.10          $  24.54
                                            ===========         ========           ========          ========
UNITS OUTSTANDING AT END OF PERIOD              768,399            9,889             13,919            25,239
                                            ===========         ========           ========          ========

                                                                                    FIDELITY
       FOR THE NINE MONTH PERIOD           FIDELITY ASSET     FIDELITY INDEX 500   CONTRAFUND
        ENDED SEPTEMBER 30, 2000          MANAGER PORTFOLIO       PORTFOLIO        PORTFOLIO
       -------------------------          -----------------   ------------------   ----------
From operations:
  Net investment income (loss)                $  7,374            $ (133,748)      $   52,945
  Net realized and unrealized investment
    gains (losses)                             (33,054)              204,733          437,517
                                              --------            ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                   (25,680)               70,985          490,462
                                              --------            ----------       ----------
From capital transactions:
  Net premiums/deposits                         40,169                97,622          408,879
  Surrenders and withdrawals                    (2,383)              (22,063)         (16,419)
  Transfers in (out of) subaccounts,
    net -- Note 1                                2,025               714,910          118,288
                                              --------            ----------       ----------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                          39,811               790,469          510,748
                                              --------            ----------       ----------
Increase in net assets                          14,131               861,454        1,001,210
Net assets at beginning of period              266,010             1,819,650          539,736
                                              --------            ----------       ----------
NET ASSETS AT END OF PERIOD                   $280,141            $2,681,104       $1,540,946
                                              ========            ==========       ==========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                      $  16.64            $   162.22       $    25.41
                                              ========            ==========       ==========
UNITS OUTSTANDING AT END OF PERIOD              16,835                16,528           60,643
                                              ========            ==========       ==========

                                            VAN ECK        JANUS ASPEN
                                           WORLDWIDE         CAPITAL                                                JANUS ASPEN
      FOR THE NINE MONTH PERIOD         EMERGING MARKETS   APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
       ENDED SEPTEMBER 30, 2000               FUND          PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
      -------------------------         ----------------   ------------   ----------------   ------------------   ---------------
From operations:
  Net investment income (loss)              $ (8,301)        $(31,238)        $  3,376            $  5,342            $  (621)
  Net realized and unrealized
    investment gains (losses)                  6,504           79,933           20,205              (9,068)                32
                                            --------         --------         --------            --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  (1,797)          48,695           23,581              (3,726)              (589)
                                            --------         --------         --------            --------            -------
From capital transactions:
  Net premiums/deposits                       36,201          128,439          155,783              46,996              2,733
  Surrenders and withdrawals                    (744)            (672)          (7,434)                 --               (237)
  Transfers in (out of) subaccounts,
    net -- Note 1                             14,234          176,823          193,810              85,985             22,254
                                            --------         --------         --------            --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                        49,691          304,590          342,159             132,981             24,750
                                            --------         --------         --------            --------            -------
Increase in net assets                        47,894          353,285          365,740             129,255             24,161
Net assets at beginning of period             85,808          231,654          118,851              12,142                216
                                            --------         --------         --------            --------            -------
NET ASSETS AT END OF PERIOD                 $133,702         $584,939         $484,591            $141,397            $24,377
                                            ========         ========         ========            ========            =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $  10.78         $  32.61         $  31.93            $  25.13            $ 11.32
                                            ========         ========         ========            ========            =======
UNITS OUTSTANDING AT END OF PERIOD            12,403           17,937           15,177               5,627              2,153
                                            ========         ========         ========            ========            =======


                                          JANUS ASPEN        JANUS ASPEN
      FOR THE NINE MONTH PERIOD          INTERNATIONAL     WORLDWIDE GROWTH
       ENDED SEPTEMBER 30, 2000         GROWTH PORTFOLIO      PORTFOLIO
      -------------------------         ----------------   ----------------
From operations:
  Net investment income (loss)              $   (646)          $  4,111
  Net realized and unrealized
    investment gains (losses)                (22,831)            (6,231)
                                            --------           --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 (23,477)            (2,120)
                                            --------           --------
From capital transactions:
  Net premiums/deposits                      195,571            111,195
  Surrenders and withdrawals                  (5,927)              (197)
  Transfers in (out of) subaccounts,
    net -- Note 1                            104,564            174,133
                                            --------           --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                       294,208            285,131
                                            --------           --------
Increase in net assets                       270,731            283,011
Net assets at beginning of period             31,390             94,996
                                            --------           --------
NET ASSETS AT END OF PERIOD                 $302,121           $378,007
                                            ========           ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $  35.58           $  42.46
                                            ========           ========
UNITS OUTSTANDING AT END OF PERIOD             8,491              8,903
                                            ========           ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                  (UNAUDITED)

                                        ALGER AMERICAN                      ALGER AMERICAN
                                            SMALL                               MIDCAP        ALGER AMERICAN
FOR THE NINE MONTH PERIOD               CAPITALIZATION    ALGER AMERICAN        GROWTH       LEVERAGED ALLCAP
ENDED SEPTEMBER 30, 2000                  PORTFOLIO      GROWTH PORTFOLIO     PORTFOLIO         PORTFOLIO
-------------------------               --------------   ----------------   --------------   ----------------
From operations:
  Net investment income (loss)            $ 123,768         $   74,465        $   29,612         $  (320)
  Net realized and unrealized
    investment gains (losses)              (114,112)           172,707           243,470            (581)
                                          ---------         ----------        ----------         -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  9,656            247,172           273,082            (901)
                                          ---------         ----------        ----------         -------
From capital transactions:
  Net premiums/deposits                     222,202            469,057           184,842          13,656
  Surrenders and withdrawals                (11,711)           (31,631)           (7,746)             --
  Transfers in (out of) subaccounts,
    net -- Note 1                           164,891             20,114           194,297              29
                                          ---------         ----------        ----------         -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      375,382            457,540           371,393          13,685
                                          ---------         ----------        ----------         -------
Increase in net assets                      385,038            704,712           644,475          12,784
Net assets at beginning of period           291,456          1,359,820           454,109              --
                                          ---------         ----------        ----------         -------
NET ASSETS AT END OF PERIOD               $ 676,494         $2,064,532        $1,098,584         $12,784
                                          =========         ==========        ==========         =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                  $   29.29         $    55.41        $    34.10         $ 49.70
                                          =========         ==========        ==========         =======
UNITS OUTSTANDING AT END OF PERIOD           23,096             37,259            32,217             257
                                          =========         ==========        ==========         =======


                                             MFS
FOR THE NINE MONTH PERIOD                 EMERGING      MFS RESEARCH       MFS GROWTH
ENDED SEPTEMBER 30, 2000                GROWTH SERIES      SERIES      WITH INCOME SERIES
-------------------------               -------------   ------------   ------------------
From operations:
  Net investment income (loss)           $  (26,318)      $(38,594)        $ (34,353)
  Net realized and unrealized
    investment gains (losses)               (68,982)       122,306            46,994
                                         ----------       --------         ---------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                (95,300)        83,712            12,641
                                         ----------       --------         ---------
From capital transactions:
  Net premiums/deposits                     400,999        118,897           104,607
  Surrenders and withdrawals                 (8,606)        (6,340)          (22,254)
  Transfers in (out of) subaccounts,
    net -- Note 1                           146,130          2,531           (85,837)
                                         ----------       --------         ---------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      538,523        115,088            (3,484)
                                         ----------       --------         ---------
Increase in net assets                      443,223        198,800             9,157
Net assets at beginning of period           915,386        426,278           501,869
                                         ----------       --------         ---------
NET ASSETS AT END OF PERIOD              $1,358,609       $625,078         $ 511,026
                                         ==========       ========         =========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                 $    35.65       $  23.80         $   21.58
                                         ==========       ========         =========
UNITS OUTSTANDING AT END OF PERIOD           38,110         26,264            23,681
                                         ==========       ========         =========

                                                                           FIRST EAGLE         VAN ECK
FOR THE NINE MONTH PERIOD                 MFS LIMITED       MFS TOTAL     SOGEN OVERSEAS      WORLDWIDE
ENDED SEPTEMBER 30, 2000                MATURITY SERIES   RETURN SERIES   VARIABLE FUND    HARD ASSETS FUND
-------------------------               ---------------   -------------   --------------   ----------------
From operations:
  Net investment income (loss)             $ (6,671)        $ (9,826)        $(24,673)         $(2,097)
  Net realized and unrealized
    investment gains (losses)                (1,999)          27,278           44,336            5,556
                                           --------         --------         --------          -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 (8,670)          17,452           19,663            3,459
                                           --------         --------         --------          -------
From capital transactions:
  Net premiums/deposits                      12,535           59,386           91,928            7,456
  Surrenders and withdrawals                   (508)          (1,791)          (5,057)            (947)
  Transfers in (out of) subaccounts,
    net -- Note 1                           (14,392)           8,490          (48,592)          (3,038)
                                           --------         --------         --------          -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                       (2,365)          66,085           38,279            3,471
                                           --------         --------         --------          -------
Increase in net assets                      (11,035)          83,537           57,942            6,930
Net assets at beginning of period            73,509          341,613          288,735           23,365
                                           --------         --------         --------          -------
NET ASSETS AT END OF PERIOD                $ 62,474         $425,150         $346,677          $30,295
                                           ========         ========         ========          =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $  10.25         $  18.54         $  14.71          $ 11.78
                                           ========         ========         ========          =======
UNITS OUTSTANDING AT END OF PERIOD            6,095           22,931           23,567            2,572
                                           ========         ========         ========          =======

                                                           ALLIANCE GROWTH
                                                                 AND         AMERICAN CENTURY
FOR THE NINE MONTH PERIOD               ALLIANCE PREMIER       INCOME            INCOME &
ENDED SEPTEMBER 30, 2000                GROWTH PORTFOLIO      PORTFOLIO        GROWTH FUND
-------------------------               ----------------   ---------------   ----------------
From operations:
  Net investment income (loss)              $   286            $  (113)           $  --
  Net realized and unrealized
    investment gains (losses)                (5,805)               (20)              --
                                            -------            -------            -----
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 (5,519)              (133)              --
                                            -------            -------            -----
From capital transactions:
  Net premiums/deposits                      16,764                887               --
  Surrenders and withdrawals                     --                 --               --
  Transfers in (out of) subaccounts,
    net -- Note 1                            36,876             10,474               --
                                            -------            -------            -----
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                       53,640             11,361               --
                                            -------            -------            -----
Increase in net assets                       48,121             11,228               --
Net assets at beginning of period                --                 --               --
                                            -------            -------            -----
NET ASSETS AT END OF PERIOD                 $48,121            $11,228            $  --
                                            =======            =======            =====
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                    $ 37.09            $ 22.55            $7.65
                                            =======            =======            =====
UNITS OUTSTANDING AT END OF PERIOD            1,297                498               --
                                            =======            =======            =====

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
                                  (UNAUDITED)

                                                         TEMPLETON                                           LAZARD
                                          AMERICAN      DEVELOPING        TEMPLETON          LAZARD        RETIREMENT
       FOR THE NINE MONTH PERIOD          CENTURY         MARKETS           ASSET          RETIREMENT      SMALL CAP
       ENDED SEPTEMBER 30, 2000          VALUE FUND   SECURITIES FUND   STRATEGY FUND   EQUITY PORTFOLIO   PORTFOLIO
       -------------------------         ----------   ---------------   -------------   ----------------   ----------
From operations:
  Net investment income (loss)             $  --           $ (14)          $   --            $   --          $  (23)
  Net realized and unrealized
    investment gains (losses)                 --             (15)              --                --              --
                                           -----           -----           ------            ------          ------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  --             (29)              --                --             (23)
                                           -----           -----           ------            ------          ------
From capital transactions:
  Net premiums/deposits                       --              46               --                --              --
  Surrenders and withdrawals                  --              --               --                --              --
  Transfers in (out of) subaccounts,
    net -- Note 1                             --              --               --                --           1,257
                                           -----           -----           ------            ------          ------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                        --              46               --                --           1,257
                                           -----           -----           ------            ------          ------
Increase in net assets                        --              17               --                --           1,234
Net assets at beginning of period             --              --               --                --              --
                                           -----           -----           ------            ------          ------
NET ASSETS AT END OF PERIOD                $  --           $  17           $   --            $   --          $1,234
                                           =====           =====           ======            ======          ======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $5.90           $5.66           $18.78            $11.54          $11.26
                                           =====           =====           ======            ======          ======
UNITS OUTSTANDING AT END OF PERIOD            --               3               --                --             110
                                           =====           =====           ======            ======          ======

                                                             MORGAN STANLEY
                                          MORGAN STANLEY        EMERGING
       FOR THE NINE MONTH PERIOD          INTERNATIONAL         MARKETS
       ENDED SEPTEMBER 30, 2000          MAGNUM PORTFOLIO   EQUITY PORTFOLIO
       -------------------------         ----------------   ----------------
From operations:
  Net investment income (loss)                $  (24)            $  (98)
  Net realized and unrealized
    investment gains (losses)                     (4)              (540)
                                              ------             ------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     (28)              (638)
                                              ------             ------
From capital transactions:
  Net premiums/deposits                           91              4,089
  Surrenders and withdrawals                      --                 --
  Transfers in (out of) subaccounts,
    net -- Note 1                                 --                 --
                                              ------             ------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                            91              4,089
                                              ------             ------
Increase in net assets                            63              3,451
Net assets at beginning of period                 --                 --
                                              ------             ------
NET ASSETS AT END OF PERIOD                   $   63             $3,451
                                              ======             ======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                      $12.29             $10.61
                                              ======             ======
UNITS OUTSTANDING AT END OF PERIOD                 5                325
                                              ======             ======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

                              NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. The assets of the Variable Account are segregated from VFL's general account and its other separate accounts. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 87% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 35* subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:
 Fund/subaccount

FEDERATED INVESTMENT MANAGEMENT COMPANY:
 Federated Prime Money Fund II
 Federated Utility Fund II
 Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP II Asset Manager Portfolio
 Fidelity VIP II Index 500 Portfolio
 Fidelity VIP II Contrafund Portfolio

FRED ALGER MANAGEMENT, INC.:
 Alger American Small Capitalization Portfolio
 Alger American Growth Portfolio
 Alger American MidCap Growth Portfolio
 Alger American Leveraged AllCap Portfolio

MFS INVESTMENT MANAGEMENT:
 MFS Emerging Growth Series
 MFS Research Series
 MFS Growth with Income Series
 MFS Limited Maturity Series (Closed to new   investments)
 MFS Total Return Series

ASB ADVISORS:
 First Eagle SoGen Overseas Variable Fund

VAN ECK ASSOCIATES CORPORATION:
 Van Eck Worldwide Hard Assets Fund
 Van Eck Worldwide Emerging Markets Fund

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

                      NOTE 1. ORGANIZATION -- (CONTINUED)

INVESTMENT ADVISOR:
 Fund/subaccount

JANUS CAPITAL CORPORATION:
 Janus Aspen Series Capital Appreciation Portfolio
 Janus Aspen Series Growth Portfolio
 Janus Aspen Series Balanced Portfolio
 Janus Aspen Series Flexible Income Portfolio
 Janus Aspen Series International Growth Portfolio
 Janus Aspen Series Worldwide Growth Portfolio

ALLIANCE CAPITAL MANAGEMENT, L.P.:
 Alliance Premier Growth Portfolio
 Alliance Growth and Income Portfolio

AMERICAN CENTURY INVESTMENT
MANAGEMENT, INC.:
 American Century VP Income & Growth Fund
 American Century VP Value Fund

TEMPLETON ASSET MANAGEMENT, LTD.:
 Templeton Developing Markets Securities Fund

TEMPLETON INVESTMENT COUNSEL, INC.:
 Templeton Asset Strategy Fund

LAZARD ASSET MANAGEMENT:
 Lazard Retirement Equity Portfolio
 Lazard Retirement Small Cap Portfolio

MORGAN STANLEY ASSET MANAGEMENT:
 Morgan Stanley International Magnum Portfolio
 Morgan Stanley Emerging Markets Equity Portfolio

-------------------------
* The MFS Limited Maturity Series subaccount is no longer available for new allocations as of May 1, 1999.

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s).

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS -- Investments in the Variable Account consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the accompanying financial statements.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
                                  (UNAUDITED)

       NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED) financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                         NOTE 3. CHARGES AND DEDUCTIONS

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the mutual funds.

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

                      NOTE 4. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

                              NOTE 5. OTHER EVENTS

     On October 6, 2000 CNAF, issued a press release announcing the sale of its life reinsurance business to Munich American Reassurance Company, the U.S. subsidiary of Munich RE. A portion of the life reinsurance business is conducted through VFL as part of a Reinsurance Pooling Agreement. The transfer of this business is not expected to have a material impact on results of operations or equity of the Variable Life Separate Account or those of VFL.

                          INDEPENDENT AUDITORS' REPORT

To the Contractholders of Valley Forge Life Insurance Company Variable Universal Life Separate Account and the Board of Directors of Valley Forge Life Insurance
Company:

     We have audited the accompanying statement of assets and liabilities of the subaccounts of Valley Forge Life Insurance Company Variable Life Separate Account (the "Account") as of December 31, 1999, the statements of operations for the year ended December 31, 1999, and changes in net assets for the two years ended December 31, 1999. The subaccounts that collectively comprise the Account are the Federated Prime Money Fund II, Federated Utility Fund II, Federated High Income Bond Fund II, Fidelity Variable Insurance Products Fund Equity-Income Portfolio, Fidelity Variable Insurance Products Fund II Asset Manager Portfolio, Fidelity Variable Insurance Products Fund II Index 500 Portfolio, Fidelity Variable Insurance Products Fund II Contrafund Portfolio, The Alger American Fund Small Capitalization Portfolio, The Alger American Growth Portfolio, The Alger American MidCap Growth Portfolio, MFS Emerging Growth Series, MFS Research Series, MFS Growth with Income Series, MFS Limited Maturity Series, MFS Total Return Series, SoGen Overseas Variable Fund, Van Eck Worldwide Hard Assets, Van Eck Emerging Markets Fund, Janus Aspen Capital Appreciation Portfolio, Janus Aspen Growth Portfolio, Janus Aspen Balanced Portfolio, Janus Aspen Flexible Income Portfolio, Janus Aspen International Growth Portfolio and Janus Aspen World Wide Growth Portfolio. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the subaccounts that comprise the Account as of December 31, 1999, the results of their operations for the year ended December 31, 1999, and the changes in their net assets for the two years ended December 31, 1999, are in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Chicago, Illinois
February 24, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES

                                                                             FEDERATED HIGH
                                       FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
DECEMBER 31, 1999                       MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
-----------------                      ---------------   -----------------   --------------   ----------------   -----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                               $1,337,536          $123,711           $107,312          $628,527           $266,010
                                         ----------          --------           --------          --------           --------
      TOTAL ASSETS                        1,337,536           123,711            107,312           628,527            266,010
                                         ----------          --------           --------          --------           --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                              (26,564)             (867)                --           (13,051)                --
                                         ----------          --------           --------          --------           --------
      TOTAL LIABILITIES                     (26,564)             (867)                --           (13,051)                --
                                         ----------          --------           --------          --------           --------
NET ASSETS                               $1,310,972          $122,844           $107,312          $615,476           $266,010
                                         ==========          ========           ========          ========           ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                   $1,310,972          $122,453           $109,593          $623,780           $247,427
                                         ==========          ========           ========          ========           ========

                                                              FIDELITY
                                       FIDELITY INDEX 500    CONTRAFUND
DECEMBER 31, 1999                          PORTFOLIO         PORTFOLIO
-----------------                      ------------------    ----------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                 $1,819,650        $1,141,432
                                           ----------        ----------
      TOTAL ASSETS                          1,819,650         1,141,432
                                           ----------        ----------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --          (601,696)
                                           ----------        ----------
      TOTAL LIABILITIES                            --          (601,696)
                                           ----------        ----------
NET ASSETS                                 $1,819,650        $  539,736
                                           ==========        ==========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $1,879,231        $1,080,717
                                           ==========        ==========

                                                        JANUS ASPEN
                                           VAN ECK        CAPITAL                                                JANUS ASPEN
                                           EMERGING     APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
DECEMBER 31, 1999                        MARKETS FUND    PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
-----------------                        ------------   ------------   ----------------   ------------------   ---------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                 $85,808        $231,654         $118,851            $12,165              $217
                                           -------        --------         --------            -------              ----
      TOTAL ASSETS                          85,808         231,654          118,851             12,165               217
                                           -------        --------         --------            -------              ----
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                  --              --               --                (23)               (1)
                                           -------        --------         --------            -------              ----
      TOTAL LIABILITIES                         --              --               --                (23)               (1)
                                           -------        --------         --------            -------              ----
NET ASSETS                                 $85,808        $231,654         $118,851            $12,142              $216
                                           =======        ========         ========            =======              ====
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                     $60,834        $192,395         $102,538            $11,102              $215
                                           =======        ========         ========            =======              ====


                                           JANUS ASPEN        JANUS ASPEN
                                          INTERNATIONAL        WORLD WIDE
DECEMBER 31, 1999                        GROWTH PORTFOLIO   GROWTH PORTFOLIO
-----------------                        ----------------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information
    below)                                   $31,404            $94,996
                                             -------            -------
      TOTAL ASSETS                            31,404             94,996
                                             -------            -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                   (14)                --
                                             -------            -------
      TOTAL LIABILITIES                          (14)                --
                                             -------            -------
NET ASSETS                                   $31,390            $94,996
                                             =======            =======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $26,521            $77,201
                                             =======            =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
              STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)

                                           ALGER AMERICAN
                                               SMALL                            ALGER AMERICAN
                                           CAPITALIZATION    ALGER AMERICAN         MIDCAP        MFS EMERGING          MFS
DECEMBER 31, 1999                            PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH SERIES   RESEARCH SERIES
-----------------                          --------------   ----------------   ----------------   -------------   ---------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)      $306,155         $1,359,820          $457,509         $915,394         $428,976
                                              --------         ----------          --------         --------         --------
      TOTAL ASSETS                             306,155          1,359,820           457,509          915,394          428,976
                                              --------         ----------          --------         --------         --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                 (14,699)                --            (3,400)              (8)          (2,698)
                                              --------         ----------          --------         --------         --------
      TOTAL LIABILITIES                        (14,699)                --            (3,400)              (8)          (2,698)
                                              --------         ----------          --------         --------         --------
NET ASSETS                                    $291,456         $1,359,820          $454,109         $915,386         $426,278
                                              ========         ==========          ========         ========         ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                        $253,752         $1,193,861          $387,900         $686,138         $348,548
                                              ========         ==========          ========         ========         ========


                                            MFS GROWTH
                                               WITH          MFS LIMITED
DECEMBER 31, 1999                          INCOME SERIES   MATURITY SERIES
-----------------                          -------------   ---------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $502,242         $ 77,690
                                             --------         --------
      TOTAL ASSETS                            502,242           77,690
                                             --------         --------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                   (373)          (4,181)
                                             --------         --------
      TOTAL LIABILITIES                          (373)          (4,181)
                                             --------         --------
NET ASSETS                                   $501,869         $ 73,509
                                             ========         ========
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $466,568         $ 77,882
                                             ========         ========

                                                                  SOGEN           VAN ECK
                                             MFS TOTAL          OVERSEAS         WORLDWIDE
DECEMBER 31, 1999                          RETURN SERIES      VARIABLE FUND   HARD ASSETS FUND
-----------------                          -------------      -------------   ----------------
ASSETS:
  Investments, at market value (see
    supplemental cost information below)     $341,613           $288,735          $23,391
                                             --------           --------          -------
      TOTAL ASSETS                           $341,613            288,735           23,391
                                             --------           --------          -------
LIABILITIES:
  Payable for fund withdrawals and
    surrenders                                     --                 --              (26)
                                             --------           --------          -------
      TOTAL LIABILITIES                            --                 --              (26)
                                             --------           --------          -------
  NET ASSETS                                 $341,613           $288,735          $23,365
                                             ========           ========          =======
SUPPLEMENTAL COST INFORMATION:
  Investments, at cost                       $350,610           $247,934          $22,339
                                             ========           ========          =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                            STATEMENTS OF OPERATIONS

                                                                             FEDERATED HIGH
FOR THE YEAR ENDED                     FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
DECEMBER 31, 1999                       MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
------------------                     ---------------   -----------------   --------------   ----------------   -----------------
Investment income:
  Dividend income                         $ 34,277            $ 5,412           $  6,010          $ 18,590            $13,097
                                          --------            -------           --------          --------            -------
                                            34,277              5,412              6,010            18,590             13,097
                                          --------            -------           --------          --------            -------
Expenses:
  Mortality and expense risk charges         6,667                803                750             4,465              1,936
  Policy fees/Cost of insurance             75,698             10,867             12,804            52,685             20,302
                                          --------            -------           --------          --------            -------
                                            82,365             11,670             13,554            57,150             22,238
                                          --------            -------           --------          --------            -------
  NET INVESTMENT INCOME (LOSS)             (48,088)            (6,258)            (7,544)          (38,560)            (9,141)
                                          --------            -------           --------          --------            -------
Investment gains and (losses):
  Net realized gains (losses)                   --                750             (2,687)            4,507              6,698
  Net unrealized gains (losses)                 --             (3,365)            (2,743)          (22,236)            11,758
                                          --------            -------           --------          --------            -------
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                   --             (2,615)            (5,430)          (17,729)            18,456
                                          --------            -------           --------          --------            -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(48,088)           $(8,873)          $(12,974)         $(56,289)           $ 9,315
                                          ========            =======           ========          ========            =======

                                                             FIDELITY
FOR THE YEAR ENDED                     FIDELITY INDEX 500   CONTRAFUND
DECEMBER 31, 1999                          PORTFOLIO        PORTFOLIO
------------------                     ------------------   ----------
Investment income:
  Dividend income                          $   8,382        $  16,984
                                           ---------        ---------
                                               8,382           16,984
                                           ---------        ---------
Expenses:
  Mortality and expense risk charges           9,965            6,231
  Policy fees/Cost of insurance              135,236           78,259
                                           ---------        ---------
                                             145,201           84,490
                                           ---------        ---------
  NET INVESTMENT INCOME (LOSS)              (136,819)         (67,506)
                                           ---------        ---------
Investment gains and (losses):
  Net realized gains (losses)                 69,785          142,245
  Net unrealized gains (losses)             (105,956)        (584,391)
                                           ---------        ---------
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                (36,171)        (442,146)
                                           ---------        ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(172,990)       $(509,652)
                                           =========        =========

                                                         JANUS ASPEN
                                            VAN ECK        CAPITAL                                                JANUS ASPEN
          FOR THE YEAR ENDED               EMERGING      APPRECIATION     JANUS ASPEN         JANUS ASPEN       FLEXIBLE INCOME
           DECEMBER 31, 1999             MARKETS FUND     PORTFOLIO     GROWTH PORTFOLIO   BALANCED PORTFOLIO      PORTFOLIO
          ------------------             ------------    ------------   ----------------   ------------------   ---------------
Investment income:
  Dividend income                           $    --        $    --          $    --              $   --              $ --
                                            -------        -------          -------              ------              ----
                                                 --             --               --                  --                --
                                            -------        -------          -------              ------              ----
Expenses:
  Mortality and expense risk charges            167            453              133                  12                --
  Policy fees/Cost of insurance               6,146          1,330              684                 137                38
                                            -------        -------          -------              ------              ----
                                              6,313          1,783              817                 149                38
                                            -------        -------          -------              ------              ----
  NET INVESTMENT INCOME (LOSS)               (6,313)        (1,783)            (817)               (149)              (38)
                                            -------        -------          -------              ------              ----
Investment gains and (losses):
  Net realized gains (losses)                 6,510         23,381             (237)                 11                --
  Net unrealized gains (losses)              25,767         39,259           16,313               1,040                 1
                                            -------        -------          -------              ------              ----
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                32,277         62,640           16,076               1,051                 1
                                            -------        -------          -------              ------              ----
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                 $25,964        $60,857          $15,259              $  902              $(37)
                                            =======        =======          =======              ======              ====


                                           JANUS ASPEN        JANUS ASPEN
          FOR THE YEAR ENDED              INTERNATIONAL        WORLD WIDE
           DECEMBER 31, 1999             GROWTH PORTFOLIO   GROWTH PORTFOLIO
          ------------------             ----------------   ----------------
Investment income:
  Dividend income                            $    --            $    --
                                             -------            -------
                                                  --                 --
                                             -------            -------
Expenses:
  Mortality and expense risk charges              58                157
  Policy fees/Cost of insurance                  293                651
                                             -------            -------
                                                 351                808
                                             -------            -------
  NET INVESTMENT INCOME (LOSS)                  (351)              (808)
                                             -------            -------
Investment gains and (losses):
  Net realized gains (losses)                 11,007             11,697
  Net unrealized gains (losses)                4,869             17,795
                                             -------            -------
  NET REALIZED AND UNREALIZED
    INVESTMENT GAINS (LOSSES)                 15,876             29,492
                                             -------            -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $15,525            $28,684
                                             =======            =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                    STATEMENTS OF OPERATIONS -- (CONTINUED)

                                           ALGER AMERICAN
                                               SMALL                            ALGER AMERICAN
FOR THE YEAR ENDED                         CAPITALIZATION    ALGER AMERICAN         MIDCAP        MFS EMERGING          MFS
DECEMBER 31, 1999                            PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH SERIES   RESEARCH SERIES
------------------                         --------------   ----------------   ----------------   -------------   ---------------
Investment income:
  Dividend income                             $16,693           $ 62,822           $38,874          $     --         $  2,935
                                              -------           --------           -------          --------         --------
                                               16,693             62,822            38,874                --            2,935
                                              -------           --------           -------          --------         --------
Expenses:
  Mortality and expense risk charges            1,619              7,580             2,650             4,133            3,363
  Policy fees/Cost of insurance                21,221             90,363            30,100            58,872           36,824
                                              -------           --------           -------          --------         --------
                                               22,840             97,943            32,750            63,005           40,187
                                              -------           --------           -------          --------         --------
  NET INVESTMENT INCOME (LOSS)                 (6,147)           (35,121)            6,124           (63,005)         (37,252)
                                              -------           --------           -------          --------         --------
Investment gains and (losses):
  Net realized gains (losses)                  23,168             77,813             9,208            23,492           10,097
  Net unrealized gains (losses)                27,800            122,720            43,822           188,807           59,131
                                              -------           --------           -------          --------         --------
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                             50,968            200,533            53,030           212,299           69,228
                                              -------           --------           -------          --------         --------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $44,821           $165,412           $59,154          $149,294         $ 31,976
                                              =======           ========           =======          ========         ========


                                            MFS GROWTH
FOR THE YEAR ENDED                             WITH          MFS LIMITED
DECEMBER 31, 1999                          INCOME SERIES   MATURITY SERIES
------------------                         -------------   ---------------
Investment income:
  Dividend income                            $  1,986          $ 4,218
                                             --------          -------
                                                1,986            4,218
                                             --------          -------
Expenses:
  Mortality and expense risk charges            3,016              586
  Policy fees/Cost of insurance                39,310            8,706
                                             --------          -------
                                               42,326            9,292
                                             --------          -------
  NET INVESTMENT INCOME (LOSS)                (40,340)          (5,074)
                                             --------          -------
Investment gains and (losses):
  Net realized gains (losses)                   5,229             (210)
  Net unrealized gains (losses)                18,997           (3,124)
                                             --------          -------
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                             24,226           (3,334)
                                             --------          -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(16,114)         $(8,408)
                                             ========          =======

                                                                 SOGEN           VAN ECK
FOR THE YEAR ENDED                             MFS TOTAL       OVERSEAS         WORLDWIDE
DECEMBER 31, 1999                            RETURN SERIES   VARIABLE FUND   HARD ASSETS FUND
------------------                           -------------   -------------   ----------------
Investment income:
  Dividend income                              $ 12,074         $ 3,304          $   190
                                               --------         -------          -------
                                                 12,074           3,304              190
                                               --------         -------          -------
Expenses:
  Mortality and expense risk charges              2,243           2,004              154
  Policy fees/Cost of insurance                  26,801          31,183            2,422
                                               --------         -------          -------
                                                 29,044          33,187            2,576
                                               --------         -------          -------
  NET INVESTMENT INCOME (LOSS)                  (16,970)        (29,883)          (2,386)
                                               --------         -------          -------
Investment gains and (losses):
  Net realized gains (losses)                     4,670          38,990              760
  Net unrealized gains (losses)                 (14,859)         42,033            1,839
                                               --------         -------          -------
  NET REALIZED AND UNREALIZED INVESTMENT
    GAINS (LOSSES)                              (10,189)         81,023            2,599
                                               --------         -------          -------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $(27,159)        $51,140          $   213
                                               ========         =======          =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             FEDERATED HIGH
         FOR THE YEAR ENDED            FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
          DECEMBER 31, 1999             MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
         ------------------            ---------------   -----------------   --------------   ----------------   -----------------
From operations:
  Net investment income (loss)           $  (48,088)         $ (6,258)          $ (7,544)         $(38,560)          $ (9,141)
  Net realized and unrealized
    investment gains (losses)                    --            (2,615)            (5,430)          (17,729)            18,456
                                         ----------          --------           --------          --------           --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                (48,088)           (8,873)           (12,974)          (56,289)             9,315
                                         ----------          --------           --------          --------           --------
From capital transactions:
  Net premiums/deposits                   1,215,907            85,733             78,714           410,539            148,962
  Surrenders and withdrawals                 (1,542)               19               (941)            1,122               (523)
  Transfers in (out of) subaccounts,
    net -- Note 1                          (702,832)           (3,776)           (22,988)          (39,350)            22,540
                                         ----------          --------           --------          --------           --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      511,533            81,976             54,785           372,311            170,979
                                         ----------          --------           --------          --------           --------
Increase in net assets                      463,445            73,103             41,811           316,022            180,294
Net assets at beginning of period           847,527            49,741             65,501           299,454             85,716
                                         ----------          --------           --------          --------           --------
NET ASSETS AT END OF PERIOD              $1,310,972          $122,844           $107,312          $615,476           $266,010
                                         ==========          ========           ========          ========           ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                 $     1.00          $  14.35           $  10.24          $  25.71           $  18.67
                                         ==========          ========           ========          ========           ========
UNITS OUTSTANDING AT END OF PERIOD        1,310,972             8,561             10,480            23,939             14,248
                                         ==========          ========           ========          ========           ========

                                                              FIDELITY
         FOR THE YEAR ENDED            FIDELITY INDEX 500    CONTRAFUND
          DECEMBER 31, 1999                PORTFOLIO         PORTFOLIO
         ------------------            ------------------    ----------
From operations:
  Net investment income (loss)             $ (136,819)       $ (67,506)
  Net realized and unrealized
    investment gains (losses)                 (36,171)        (442,146)
                                           ----------        ---------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 (172,990)        (509,652)
                                           ----------        ---------
From capital transactions:
  Net premiums/deposits                     1,212,597          672,068
  Surrenders and withdrawals                   (9,452)          (3,707)
  Transfers in (out of) subaccounts,
    net -- Note 1                             369,492           53,687
                                           ----------        ---------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      1,572,637          722,048
                                           ----------        ---------
Increase in net assets                      1,399,647          212,396
Net assets at beginning of period             420,003          327,340
                                           ----------        ---------
NET ASSETS AT END OF PERIOD                $1,819,650        $ 539,736
                                           ==========        =========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $   167.41        $   29.15
                                           ==========        =========
UNITS OUTSTANDING AT END OF PERIOD             10,869           18,516
                                           ==========        =========

                                        ALGER AMERICAN
                                            SMALL                            ALGER AMERICAN
FOR THE YEAR ENDED                      CAPITALIZATION    ALGER AMERICAN         MIDCAP        MFS EMERGING          MFS
DECEMBER 31, 1999                         PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH SERIES   RESEARCH SERIES
------------------                      --------------   ----------------   ----------------   -------------   ---------------
From operations:
  Net investment income (loss)             $ (6,147)        $  (35,121)         $  6,124         $(63,005)        $(37,252)
  Net realized and unrealized
    investment gains (losses)                50,968            200,533            53,030          212,299           69,228
                                           --------         ----------          --------         --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                 44,821            165,412            59,154          149,294           31,976
                                           --------         ----------          --------         --------         --------
From capital transactions:
  Net premiums/deposits                     149,226            813,146           190,974          344,008          187,325
  Surrenders and withdrawals                 (1,485)           (25,742)             (972)          (3,708)          (1,274)
  Transfers in (out of) subaccounts,
    net -- Note 1                           (32,320)           126,761            36,116          139,533            2,955
                                           --------         ----------          --------         --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      115,421            914,165           226,118          479,833          189,006
                                           --------         ----------          --------         --------         --------
Increase in net assets                      160,242          1,079,577           285,272          629,127          220,982
Net assets at beginning of period           131,214            280,243           168,837          286,259          205,296
                                           --------         ----------          --------         --------         --------
NET ASSETS AT END OF PERIOD                $291,456         $1,359,820          $454,109         $915,386         $426,278
                                           ========         ==========          ========         ========         ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $  55.15         $    64.38          $  32.23         $  37.94         $  23.34
                                           ========         ==========          ========         ========         ========
UNITS OUTSTANDING AT END OF PERIOD            5,285             21,122            14,090           24,127           18,264
                                           ========         ==========          ========         ========         ========


                                         MFS GROWTH
FOR THE YEAR ENDED                          WITH          MFS LIMITED
DECEMBER 31, 1999                       INCOME SERIES   MATURITY SERIES
------------------                      -------------   ---------------
From operations:
  Net investment income (loss)            $(40,340)        $ (5,074)
  Net realized and unrealized
    investment gains (losses)               24,226           (3,334)
                                          --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                               (16,114)          (8,408)
                                          --------         --------
From capital transactions:
  Net premiums/deposits                    301,314           42,954
  Surrenders and withdrawals                (2,829)            (315)
  Transfers in (out of) subaccounts,
    net -- Note 1                            8,922          (14,192)
                                          --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                     307,407           28,447
                                          --------         --------
Increase in net assets                     291,293           20,039
Net assets at beginning of period          210,576           53,470
                                          --------         --------
NET ASSETS AT END OF PERIOD               $501,869         $ 73,509
                                          ========         ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                  $  21.31         $   9.81
                                          ========         ========
UNITS OUTSTANDING AT END OF PERIOD          23,551            7,493
                                          ========         ========

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                                                              JANUS ASPEN
                                                                 SOGEN           VAN ECK         VAN ECK        CAPITAL
FOR THE YEAR ENDED                             MFS TOTAL       OVERSEAS         WORLDWIDE        EMERGING     APPRECIATION
DECEMBER 31, 1999                            RETURN SERIES   VARIABLE FUND   HARD ASSET FUND   MARKETS FUND    PORTFOLIO
------------------                           -------------   -------------   ---------------   ------------   ------------
From operations:
  Net investment income (loss)                 $(16,970)       $(29,883)         $(2,386)        $(6,313)       $ (1,783)
  Net realized and unrealized investment
    gains (losses)                              (10,189)         81,023            2,599          32,277          62,640
                                               --------        --------          -------         -------        --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    (27,159)         51,140              213          25,964          60,857
                                               --------        --------          -------         -------        --------
From capital transactions:
  Net premiums/deposits                         243,333          94,031           14,568          40,337         170,800
  Surrenders and withdrawals                       (547)          2,448              (75)         (1,098)             --
  Transfers in (out of) subaccounts, net --
    Note 1                                       (2,322)          6,797           (1,744)          1,766              (3)
                                               --------        --------          -------         -------        --------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                                  240,464         103,276           12,749          41,005         170,797
                                               --------        --------          -------         -------        --------
Increase in net assets                          213,305         154,416           12,962          66,969         231,654
Net assets at beginning of period               128,308         134,319           10,403          18,839              --
                                               --------        --------          -------         -------        --------
NET ASSETS AT END OF PERIOD                    $341,613        $288,735          $23,365         $85,808        $231,654
                                               ========        ========          =======         =======        ========
NET ASSET VALUE PER UNIT AT END OF PERIOD      $  17.75        $  14.18          $ 10.96         $ 14.26        $  33.17
                                               ========        ========          =======         =======        ========
UNITS OUTSTANDING AT END OF PERIOD               19,245          20,362            2,132           6,017           6,984
                                               ========        ========          =======         =======        ========


FOR THE YEAR ENDED                             JANUS ASPEN         JANUS ASPEN
DECEMBER 31, 1999                            GROWTH PORTFOLIO   BALANCED PORTFOLIO
------------------                           ----------------   ------------------
From operations:
  Net investment income (loss)                   $   (817)           $  (149)
  Net realized and unrealized investment
    gains (losses)                                 16,076              1,051
                                                 --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       15,259                902
                                                 --------            -------
From capital transactions:
  Net premiums/deposits                           103,592             11,240
  Surrenders and withdrawals                           --                 --
  Transfers in (out of) subaccounts, net --
    Note 1                                             --                 --
                                                 --------            -------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                                    103,592             11,240
                                                 --------            -------
Increase in net assets                            118,851             12,142
Net assets at beginning of period                      --                 --
                                                 --------            -------
NET ASSETS AT END OF PERIOD                      $118,851            $12,142
                                                 ========            =======
NET ASSET VALUE PER UNIT AT END OF PERIOD        $  33.65            $ 27.92
                                                 ========            =======
UNITS OUTSTANDING AT END OF PERIOD                  3,532                435
                                                 ========            =======

                                              JANUS ASPEN       JANUS ASPEN        JANUS ASPEN
FOR THE YEAR ENDED                          FLEXIBLE INCOME    INTERNATIONAL        WORLD WIDE
DECEMBER 31, 1999                              PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO
------------------                          ---------------   ----------------   ----------------
From operations:
  Net investment income (loss)                  $  (38)           $  (351)           $  (808)
  Net realized and unrealized investment
    gains (losses)                                   1             15,876             29,492
                                                ------            -------            -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       (37)            15,525             28,684
                                                ------            -------            -------
From capital transactions:
  Net premiums/deposits                            253             15,865             66,312
  Surrenders and withdrawals                        --                 --                 --
  Transfers in (out of) subaccounts,
    net -- Note 1                                   --                 --                 --
                                                ------            -------            -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                             253             15,865             66,312
                                                ------            -------            -------
Increase in net assets                             216             31,390             94,996
Net assets at beginning of period                   --                 --                 --
                                                ------            -------            -------
NET ASSETS AT END OF PERIOD                     $  216            $31,390            $94,996
                                                ======            =======            =======
NET ASSET VALUE PER UNIT AT END OF PERIOD       $11.42            $ 38.67            $ 47.75
                                                ======            =======            =======
UNITS OUTSTANDING AT END OF PERIOD                  19                812              1,989
                                                ======            =======            =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                              FEDERATED HIGH
FOR THE YEAR ENDED                      FEDERATED PRIME   FEDERATED UTILITY    INCOME BOND     FIDELITY EQUITY-    FIDELITY ASSET
DECEMBER 31, 1998                        MONEY FUND II         FUND II           FUND II       INCOME PORTFOLIO   MANAGER PORTFOLIO
------------------                      ---------------   -----------------   --------------   ----------------   -----------------
From operations:
  Net investment income (loss)             $(14,476)           $(3,056)          $(5,532)          $(22,666)           $(6,180)
  Net realized and unrealized
    investment gains (losses)                    --              3,330               192             11,559              6,583
                                           --------            -------           -------           --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                (14,476)               274            (5,340)           (11,107)               403
                                           --------            -------           -------           --------            -------
From capital transactions:
  Net premiums/deposits                   1,100,864             36,000            58,181            263,891             61,909
  Surrenders and withdrawals                   (572)               (83)             (165)            (2,423)              (129)
  Transfers in (out of) subaccounts,
    net -- Note 1                          (303,884)              (229)            8,694             22,472             16,042
                                           --------            -------           -------           --------            -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      796,408             35,688            66,710            283,940             77,822
                                           --------            -------           -------           --------            -------
Increase (decrease) in net assets           781,932             35,962            61,370            272,833             78,225
Net assets at beginning of period            65,595             13,779             4,131             26,621              7,491
                                           --------            -------           -------           --------            -------
NET ASSETS AT END OF PERIOD                $847,527            $49,741           $65,501           $299,454            $85,716
                                           ========            =======           =======           ========            =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $   1.00            $ 15.27           $ 10.92           $  25.42            $ 18.16
                                           ========            =======           =======           ========            =======
UNITS OUTSTANDING AT END OF PERIOD          847,527              3,257             5,998             11,780              4,720
                                           ========            =======           =======           ========            =======

                                                              FIDELITY
FOR THE YEAR ENDED                      FIDELITY INDEX 500   CONTRAFUND
DECEMBER 31, 1998                           PORTFOLIO        PORTFOLIO
------------------                      ------------------   ----------
From operations:
  Net investment income (loss)               $(38,788)        $(22,765)
  Net realized and unrealized
    investment gains (losses)                  46,453           46,063
                                             --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                    7,665           23,298
                                             --------         --------
From capital transactions:
  Net premiums/deposits                       327,244          246,088
  Surrenders and withdrawals                   (6,058)          (1,201)
  Transfers in (out of) subaccounts,
    net -- Note 1                              50,804           36,435
                                             --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                        371,990          281,322
                                             --------         --------
Increase (decrease) in net assets             379,655          304,620
Net assets at beginning of period              40,348           22,720
                                             --------         --------
NET ASSETS AT END OF PERIOD                  $420,003         $327,340
                                             ========         ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                     $ 141.25         $  24.44
                                             ========         ========
UNITS OUTSTANDING AT END OF PERIOD              2,973           13,394
                                             ========         ========

                                             THE
                                        ALGER AMERICAN                            THE
                                            SMALL              THE           ALGER AMERICAN
FOR THE YEAR ENDED                      CAPITALIZATION    ALGER AMERICAN         MIDCAP        MFS EMERGING          MFS
DECEMBER 31, 1998                         PORTFOLIO      GROWTH PORTFOLIO   GROWTH PORTFOLIO   GROWTH SERIES   RESEARCH SERIES
------------------                      --------------   ----------------   ----------------   -------------   ---------------
From operations:
  Net investment income (loss)             $ (3,424)         $ (6,097)          $ (9,436)        $(22,642)        $(15,787)
  Net realized and unrealized
    investment gains (losses)                 4,449            44,836             22,499           40,816           18,836
                                           --------          --------           --------         --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                  1,025            38,739             13,063           18,174            3,049
                                           --------          --------           --------         --------         --------
From capital transactions:
  Net premiums/deposits                      88,005           171,948            119,140          214,349          173,364
  Surrenders and withdrawals                   (313)           (1,636)            (1,360)            (734)          (2,718)
  Transfers in (out of) subaccounts,
    net -- Note 1                            26,949            37,058             26,519           27,749           11,059
                                           --------          --------           --------         --------         --------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                      114,641           207,370            144,299          241,364          181,705
                                           --------          --------           --------         --------         --------
Increase (decrease) in net assets           115,666           246,109            157,362          259,538          184,754
Net assets at beginning of period            15,548            34,134             11,475           26,721           20,542
                                           --------          --------           --------         --------         --------
NET ASSETS AT END OF PERIOD                $131,214          $280,243           $168,837         $286,259         $205,296
                                           ========          ========           ========         ========         ========
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                   $  43.97          $  53.22           $  28.87         $  21.47         $  19.05
                                           ========          ========           ========         ========         ========
UNITS OUTSTANDING AT END OF PERIOD            2,984             5,266              5,848           13,333           10,777
                                           ========          ========           ========         ========         ========


                                         MFS GROWTH
FOR THE YEAR ENDED                          WITH          MFS LIMITED
DECEMBER 31, 1998                       INCOME SERIES   MATURITY SERIES
------------------                      -------------   ---------------
From operations:
  Net investment income (loss)            $(18,580)         $(4,763)
  Net realized and unrealized
    investment gains (losses)               12,276             (499)
                                          --------          -------
CHANGE IN NET ASSETS RESULTING FROM
  OPERATIONS                                (6,304)          (5,262)
                                          --------          -------
From capital transactions:
  Net premiums/deposits                    141,269           47,751
  Surrenders and withdrawals                (2,367)            (363)
  Transfers in (out of) subaccounts,
    net -- Note 1                           51,081               (7)
                                          --------          -------
CHANGE IN NET ASSETS RESULTING FROM
  CAPITAL TRANSACTIONS                     189,983           47,381
                                          --------          -------
Increase (decrease) in net assets          183,679           42,119
Net assets at beginning of period           26,897           11,351
                                          --------          -------
NET ASSETS AT END OF PERIOD               $210,576          $53,470
                                          ========          =======
NET ASSET VALUE PER UNIT AT END OF
  PERIOD                                  $  20.11          $ 10.16
                                          ========          =======
UNITS OUTSTANDING AT END OF PERIOD          10,471            5,263
                                          ========          =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
               STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)

                                                                       SOGEN           VAN ECK          VAN ECK
FOR THE YEAR ENDED                                   MFS TOTAL       OVERSEAS         WORLDWIDE         EMERGING
DECEMBER 31, 1998                                  RETURN SERIES   VARIABLE FUND   HARD ASSETS FUND   MARKETS FUND
------------------                                 -------------   -------------   ----------------   ------------
From operations:
  Net investment income (loss)                       $ (5,524)       $(14,549)         $  (417)         $(3,614)
  Net realized and unrealized investment gains
    (losses)                                            6,093          (3,210)          (3,800)          (3,708)
                                                     --------        --------          -------          -------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS            569         (17,759)          (4,217)          (7,322)
                                                     --------        --------          -------          -------
From capital transactions:
  Net premiums/deposits                                97,181         135,934            9,690           20,390
  Surrenders and withdrawals                             (194)         (2,482)            (156)            (296)
  Transfers in (out of) subaccounts, net -- Note
    1                                                  28,785           5,437             (816)            (690)
                                                     --------        --------          -------          -------
CHANGE IN NET ASSETS RESULTING FROM CAPITAL
  TRANSACTIONS                                        125,772         138,889            8,718           19,404
                                                     --------        --------          -------          -------
Increase (decrease) in net assets                     126,341         121,130            4,501           12,082
Net assets at beginning of period                       1,967          13,189            5,902            6,757
                                                     --------        --------          -------          -------
NET ASSETS AT END OF PERIOD                          $128,308        $134,319          $10,403          $18,839
                                                     ========        ========          =======          =======
NET ASSET VALUE PER UNIT AT END OF PERIOD            $  18.12        $  10.07          $  9.20          $  7.12
                                                     ========        ========          =======          =======
UNITS OUTSTANDING AT END OF PERIOD                      7,081          13,339            1,131            2,646
                                                     ========        ========          =======          =======

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

                              NOTE 1. ORGANIZATION

     Valley Forge Life Insurance Company Variable Life Separate Account ("Variable Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Valley Forge Life Insurance Company ("VFL"). The Variable Account began operations on February 24, 1997. VFL is a wholly-owned subsidiary of Continental Assurance Company ("Assurance"). Assurance is a wholly-owned subsidiary of Continental Casualty Company ("Casualty"), which is wholly-owned by CNA Financial Corporation ("CNA"). Loews Corporation owns approximately 86% of the outstanding common stock of CNA.

     VFL sells a wide range of life insurance products, including the Capital Select variable life policy ("Policy"). Under the terms of the Policy, policyowners select where the net premium payments of the Policy are invested. The policyowner may choose to invest in either the Variable Account, the fixed account ("Fixed Account") or both the Variable Account and Fixed Account. Policyholders who invest in the Variable Account are hereinafter referred to as the contractholder.

     The Variable Account currently offers 24 subaccounts each of which invests in shares of a corresponding fund ("Fund"), in which the contractholders bear all of the investment risk. Each Fund is either an open-end diversified management investment company or a separate investment portfolio of such a company and is managed by an investment advisor ("Investment Advisor") which is registered with the Securities and Exchange Commission. The Investment Advisors and subaccounts are identified here.

INVESTMENT ADVISOR:
 Fund/subaccount

FEDERATED ADVISERS:
 Federated Prime Money Fund II
 Federated Utility Fund II
 Federated High Income Bond Fund II

FIDELITY MANAGEMENT & RESEARCH COMPANY:
 Fidelity Variable Insurance Products Fund
  Equity-Income Portfolio
  ("Fidelity Equity-Income Portfolio")
 Fidelity Variable Insurance Products Fund II
  Asset Manager Portfolio
  ("Fidelity Asset Manager Portfolio")
 Fidelity Variable Insurance Products Fund II
  Index 500 Portfolio
  ("Fidelity Index 500 Portfolio")
 Fidelity Variable Insurance Products Fund II
  Contrafund Portfolio
  ("Fidelity Contrafund Portfolio")

FRED ALGER MANAGEMENT, INC.:
 The Alger American Small Capitalization Portfolio
 The Alger American Growth Portfolio
 The Alger American MidCap Growth Portfolio

MASSACHUSETTS FINANCIAL SERVICES COMPANY:
 MFS Emerging Growth Series
 MFS Research Series
 MFS Growth With Income Series
 MFS Limited Maturity Series (closed to
  new investments)
 MFS Total Return Series

SOCIETE GENERALE ASSET MANAGEMENT CORP.:
 SoGen Overseas Variable Fund

VAN ECK ASSOCIATES CORPORATION:
 Van Eck Worldwide Hard Assets Fund
 Van Eck Emerging Markets Fund

JANUS CAPITAL CORPORATION--
    INSTITUTIONAL CLASS
 Janus Aspen Capital Appreciation Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Flexible Income Portfolio
 Janus Aspen International Growth Portfolio
 Janus Aspen World Wide Growth Portfolio

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                      NOTE 1. ORGANIZATION -- (CONTINUED)

     The Fixed Account is part of the general account of VFL and is an investment option available to contractholders. The Fixed Account has not been registered under the Securities Act of 1933 nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940. The accompanying financial statements do not reflect amounts invested in the Fixed Account.

     The assets of the Variable Account are segregated from VFL's general account and other separate accounts. The contractholder (before the maturity date, while the contractholder is still living or the policy is in force), may transfer all or part of any subaccount value to another subaccount(s) or to the Fixed Account, or transfer all or part of amounts in the Fixed Account to any subaccount(s). The MFS Limited Maturity Series subaccount is not available to receive transfers from new participants as of May 1, 1999.

               NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS -- Investments consist of shares of the Funds and are stated at fair value based on quoted market prices. Changes in the difference between market value and cost are reflected as net unrealized gains (losses) in the statement of operations.

     INVESTMENT INCOME -- Investment income consists of dividends declared by the Funds which are recognized on the date of record.

     REALIZED INVESTMENT GAINS AND LOSSES -- Realized investment gains and losses represent the difference between the proceeds from sales of shares of the Funds held by the Variable Account and the cost of such shares, which are determined using the first-in first-out cost method.

     FEDERAL INCOME TAXES -- Net investment income and realized gains and losses on investments of the Variable Account are taxable to contractholders generally upon distribution. Accordingly, no provision for income taxes has been recorded in the accompanying financial statements.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the opinion of Variable Account's management, these statements include all adjustments, consisting of normal recurring accruals, which are necessary for the fair presentation of the financial position, results of operations and changes in net assets in the accompanying financial statements.

                         NOTE 3. CHARGES AND DEDUCTIONS

     Monthly deductions are made from each contractholder's account under the terms of the Policy to compensate VFL for certain administration expenses. The policy fee is $6 per month. In addition, in the first year of a policy another $20 per month is deducted. Furthermore, in the event of an increase to the death benefit of the Policy, an additional fee of $10 per month is deducted for the twelve months subsequent to the death benefit increase. A deduction is also made for the cost of insurance and any charges for supplemental riders. The cost of insurance charge is based on the sex, attained age, issue age, risk class, and number of years that the policy or increment of specified amount has been in force. All of the foregoing charges are deducted from the contractholder's investment in the Fixed Account and the subaccounts of the Variable Account in proportion to the contractholder's investments in such accounts.

     VFL deducts a daily charge from the assets of the Variable Account to compensate it for mortality and expense risks that it assumes under the policy. The daily charge is equal to an annual rate of 0.90% of the net

                      VALLEY FORGE LIFE INSURANCE COMPANY
                         VARIABLE LIFE SEPARATE ACCOUNT
                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

                 NOTE 3. CHARGES AND DEDUCTIONS -- (CONTINUED) assets of the Variable Account during the first 10 policy years and an annual rate of 0.45% of the net assets of the Variable Account during policy years 11 and thereafter.

     VFL deducts an amount equal to 3.5% from each premium payment (deposit) made by the contractholder to cover federal tax liabilities and state and local premium taxes. An additional deduction for sales charges is made from premium payments (deposits). Such deduction is made under the terms of the Policy and ranges from 2% to 4% of the premium payments (deposits). Net premiums after these deductions are invested in the mutual funds.

     VFL permits 12 transfers between and among the subaccounts (one of which can be applied to the Fixed Account) per policy year without an assessment of a fee. For each additional transfer, VFL charges $25 at the time each such transfer is processed. The fee is deducted from the amount being transferred.

                      NOTE 4. DIVERSIFICATION REQUIREMENTS

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. VFL believes, based on the prospectuses of each of the Funds that the Variable Account participates in, that the mutual funds satisfy the diversification requirement of the regulations.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                            CONDENSED BALANCE SHEETS

---------------------------------------------------------------------------------------------
                                                                SEPTEMBER 30,    DECEMBER 31,
                                                                    2000             1999
(In thousands of dollars, except share data)                     (Unaudited)
---------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities available-for-sale (amortized cost:
     $523,375 and $548,444)                                      $  517,451       $  530,512
  Equity securities available-for-sale (cost: $9,994 and $0
     )                                                               10,037               51
  Policy loans                                                       98,081           93,575
  Other invested assets                                                 141              433
  Short-term investments                                            122,125           24,714
                                                                 ----------       ----------
     TOTAL INVESTMENTS                                              747,835          649,285
Cash                                                                 12,842            3,529
Receivables:
  Reinsurance                                                     2,653,587        2,414,553
  Premium and other                                                  51,873           82,852
  Less allowance for doubtful accounts                                  (34)             (12)
Deferred acquisition costs                                          138,398          127,297
Accrued investment income                                             9,971           11,066
Receivables for securities sold                                       5,230            2,426
Federal income tax recoverable (from Assurance)                          --            4,316
Other assets                                                          7,400            4,883
Separate Account business                                           487,570          209,183
---------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                $4,114,672       $3,509,378
=============================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
  Future policy benefits                                         $2,964,252       $2,751,396
  Claims and claim expense                                          116,306          139,653
  Policyholders' funds                                               45,670           43,466
Payables for securities purchased                                    30,283            2,421
Federal income taxes payable (to Assurance)                           1,093               --
Deferred income taxes                                                10,508            2,694
Due to affiliates                                                    55,468           12,435
Commissions and other payables                                      129,842           95,976
Separate Account business                                           487,570          209,183
                                                                 ----------       ----------
     TOTAL LIABILITIES                                            3,840,992        3,257,224
                                                                 ----------       ----------
Commitments and contingent liabilities
Stockholder's Equity:
  Common stock ($50 par value; Authorized 200,000 shares;
  Issued 50,000 shares)                                               2,500            2,500
  Additional paid-in capital                                         69,150           69,150
  Retained earnings                                                 205,858          191,464
  Accumulated other comprehensive loss                               (3,828)         (10,960)
                                                                 ----------       ----------
     TOTAL STOCKHOLDER'S EQUITY                                     273,680          252,154
---------------------------------------------------------------------------------------------
     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                  $4,114,672       $3,509,378
=============================================================================================

     See accompanying Notes to Condensed Financial Statements (Unaudited).

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       CONDENSED STATEMENTS OF OPERATIONS
                                  (UNAUDITED)

----------------------------------------------------------------------------------------------------
              PERIOD ENDED SEPTEMBER 30                      THREE MONTHS           NINE MONTHS
              (IN THOUSANDS OF DOLLARS)                    2000       1999        2000        1999
----------------------------------------------------------------------------------------------------
Revenues:
  Premiums                                                $67,535    $74,272    $221,751    $232,596
  Net investment income                                    11,309     10,130      33,443      28,238
  Realized investment gains (losses)                           87     (1,149)     (4,149)    (19,051)
  Other                                                     1,512        253       5,914       5,515
                                                          -------    -------    --------    --------
                                                           80,443     83,506     256,959     247,298
                                                          -------    -------    --------    --------
Benefits and expenses:
  Insurance claims and policyholders' benefits             61,939     71,052     205,446     222,054
  Amortization of deferred acquisition costs                3,563      4,450      10,675      10,515
  Other operating expenses                                  6,552      3,994      18,506      17,708
                                                          -------    -------    --------    --------
                                                           72,054     79,496     234,627     250,277
                                                          -------    -------    --------    --------
  Income (loss) before income tax and cumulative
     effect of change in accounting principle               8,389      4,010      22,332      (2,979)
Income tax expense (benefit)                                2,987      1,757       7,938      (1,236)
                                                          -------    -------    --------    --------
  Income (loss) before cumulative effect of change in
     accounting principle                                   5,402      2,253      14,394      (1,743)
  Cumulative effect of change in accounting principle,
     net of taxes                                              --         --          --        (234)
----------------------------------------------------------------------------------------------------
  NET INCOME (LOSS)                                       $ 5,402    $ 2,253    $ 14,394    $ (1,977)
====================================================================================================

     See accompanying Notes to Condensed Financial Statements (Unaudited).

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       CONDENSED STATEMENTS OF CASH FLOWS
                                  (UNAUDITED)

----------------------------------------------------------------------------------------
               NINE MONTHS ENDED SEPTEMBER 30                     2000
(In thousands of dollars)                                                       1999
----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss)                                             $  14,394    $    (1,977)
  Adjustments to reconcile net income to net cash flows from operating activities:
     Deferred income tax provision                                  3,998         (5,030)
     Net realized investment losses, pre-tax                        4,149         19,051
     Accretion of bond discount                                    (2,650)        (1,969)
     Changes in:
       Receivables, net                                          (208,034)      (200,187)
       Deferred acquisition costs                                 (12,389)        (9,833)
       Accrued investment income                                    1,095           (384)
       Due (to) from affiliates                                    43,033          2,512
       Federal income taxes payable and recoverable                 5,409         (5,481)
       Insurance reserves                                         220,240        290,528
       Commissions and other payables and other                    31,586         14,465
                                                                ---------    -----------
          Total adjustments                                        86,437        103,672
                                                                ---------    -----------
          NET CASH FLOWS FROM OPERATING ACTIVITIES                100,831        101,695
                                                                ---------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturities                                  (479,527)    (1,332,210)
  Proceeds from fixed maturities:
     Sales                                                        474,167      1,222,475
     Maturities, calls and redemptions                             52,524         49,453
  Purchases of equity securities                                   (9,994)            --
  Proceeds from sale of equity securities                              --          2,648
  Change in short-term investments                                (95,548)         5,574
  Change in policy loans                                           (4,506)        (1,176)
  Change in other invested assets                                    (107)           214
                                                                ---------    -----------
          NET CASH FLOWS USED IN INVESTING ACTIVITIES             (62,991)       (53,022)
                                                                ---------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to policyholder
     accounts                                                       7,569          9,268
  Return of policyholder account balances on investment
     contracts                                                    (36,096)       (26,932)
                                                                ---------    -----------
          NET CASH FLOWS USED IN FINANCING ACTIVITIES             (28,527)       (17,664)
                                                                ---------    -----------
          NET CASH FLOWS                                            9,313         31,009
Cash at beginning of period                                         3,529          3,750
----------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                           $  12,842    $    34,759
========================================================================================
Supplemental disclosures of cash flow information:
  Federal income taxes refunds received                         $  (1,924)   $        --
========================================================================================

     See accompanying Notes to Condensed Financial Statements (Unaudited).

                      VALLEY FORGE LIFE INSURANCE COMPANY

                    NOTES TO CONDENSED FINANCIAL STATEMENTS
                                  (UNAUDITED)

NOTE 1. BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) was incorporated under the laws of the Commonwealth of Pennsylvania on August 9, 1956. VFL is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). CNAF is a holding company whose primary subsidiaries consist of property/casualty and life insurance companies, collectively CNA. As of September 30, 2000, Loews Corporation owns approximately 87% of the outstanding common stock of CNAF.

     VFL sells a variety of individual and group insurance products. The individual insurance products consist primarily of term and universal life insurance policies and individual annuities. Group insurance products include life insurance, retirement services and accident and health insurance consisting primarily of major medical and hospitalization. VFL also markets a portfolio of variable separate account products, including annuity and universal life products. These products offer policyholders the option of allocating payments to one or more variable separate accounts or to a guaranteed income account or both. Payments allocated to the variable separate accounts are invested in corresponding investment portfolios where the investment risk is borne by the policyholder while payments allocated to the guaranteed income account earn a minimum guaranteed rate of interest for a specified period of time for annuity contracts and for one year for life products.

     The operations, premiums and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended on July 1, 1996, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The accompanying condensed financial statements are unaudited and have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain financial information that is normally included in annual financial statements, including financial statement footnotes, prepared in accordance with GAAP, but that is not required for interim reporting purposes, has been condensed or omitted. These statements should be read in conjunction with the financial statements and notes thereto included in VFL's Form 10-K filed with the Securities and Exchange Commission for the year ended December 31, 1999. In the opinion of management, these statements include all adjustments (consisting of normal recurring accruals) that are necessary for the fair presentation of the financial position, results of operations and cash flows. The operating results for the interim periods are not necessarily indicative of the results to be expected for the full year.

NOTE 2. REINSURANCE

     The ceding of insurance does not discharge the primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                  (UNAUDITED)

NOTE 2. REINSURANCE -- (CONTINUED)
     In the table below, the majority of life premium revenue is from long duration contracts, while the majority of accident and health insurance premiums are from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

-----------------------------------------------------------------------------------------------------
                                                            PREMIUMS
    NINE MONTHS ENDED SEPTEMBER 30        --------------------------------------------    ASSUMED/NET
      (IN THOUSANDS OF DOLLARS)            DIRECT     ASSUMED      CEDED        NET            %
-----------------------------------------------------------------------------------------------------
2000
  Life                                    $546,498    $88,848     $575,053    $ 60,293        147%
  Accident and Health                        6,862    161,458        6,862     161,458        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $553,360    $250,306    $581,915    $221,751        113%
                                          ========    ========    ========    ========
1999
  Life                                    $473,440    $70,620     $488,650    $ 55,410        127%
  Accident and Health                        4,508    177,186        4,508     177,186        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $477,948    $247,806    $493,158    $232,596        107%
=====================================================================================================

     Transactions with Assurance, as part of the Pooling Agreement described in
Note 1, are reflected in the above table. The table includes eight months of year 2000 premiums for the Federal Employee Health Benefit Plan which were transferred to another CNA entity September 1, 2000. Premium revenues ceded to non-affiliated companies were $344.5 million for the nine months ended September 30, 2000, and $283.8 million for the nine months ended September 30, 1999. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $242.1 million for the period ended September 30, 2000, and $188.7 million for the same period in 1999.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant to the Reinsurance Pooling Agreement.

NOTE 3. LEGAL PROCEEDINGS

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                  (UNAUDITED)

NOTE 4. COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from contributions from and distributions to the stockholder. The components of comprehensive income are shown below.

----------------------------------------------------------------------------------------------------
               PERIOD ENDED SEPTEMBER 30                      THREE MONTHS           NINE MONTHS
               (IN THOUSANDS OF DOLLARS)                    2000       1999       2000        1999
----------------------------------------------------------------------------------------------------
Net income (loss)                                          $ 5,402    $ 2,253    $14,394    $ (1,977)
Other comprehensive income:
  Change in unrealized gains (losses) on investments
     Holding gains (losses) arising during the period        5,554     (3,686)     1,888      (9,009)
     Less: Unrealized gains (losses) at beginning of
       period included in realized gains (losses)
       during the period                                    (2,156)     1,168     (9,085)      4,019
                                                           -------    -------    -------    --------
  Other comprehensive income (loss), before tax              7,710     (4,854)    10,973     (13,028)
  Deferred income tax (expense) benefit related to
     other comprehensive income (loss)                      (2,747)     2,251     (3,841)      5,100
                                                           -------    -------    -------    --------
  Other comprehensive income (loss), net of tax              4,963     (2,603)     7,132      (7,928)
                                                           -------    -------    -------    --------
     TOTAL COMPREHENSIVE INCOME (LOSS)                     $10,365    $  (350)   $21,526    $ (9,905)
====================================================================================================

NOTE 5. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, premiums and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The following presents net premiums by product group for the nine month period ending September 30, 2000 and September 30, 1999.

------------------------------------------------------------------------------------
               NINE MONTHS ENDED SEPTEMBER 30
                 (IN THOUSANDS OF DOLLARS)                        2000        1999
------------------------------------------------------------------------------------
Life                                                            $ 60,293    $ 55,410
Accident and Health                                              161,458     177,186
------------------------------------------------------------------------------------
  TOTAL                                                         $221,751    $232,596
====================================================================================

NOTE 6. ACCOUNTING PRONOUNCEMENTS

     In the first quarter of 2000, VFL adopted the American Institute of Certified Public Accountants' Statement of Position (SOP) 98-7, "Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." Adoption of the SOP did not have a material impact on the financial position or results of operations of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                  (UNAUDITED)

NOTE 6. ACCOUNTING PRONOUNCEMENTS -- (CONTINUED)
     In the first quarter of 1999, VFL adopted the American Institute of Certified Public Accountants' Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating an entity to pay an imposed or probable assessment has occurred. Adoption of the SOP resulted in an after tax charge of $234,000 ($360,000, pretax) as a cumulative effect of a change in accounting principle for the nine months ended September 30, 1999.

     In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101. "Revenue Recognition in Financial Statements". This bulletin summarizes certain of the SEC Staff's view in applying generally accepted accounting principles to revenue recognition in financial statements. This bulletin, through its subsequent revised releases SAB No. 101A and No. 101B, is effective for registrants no later than the fourth fiscal quarter of fiscal years beginning after December 15, 1999. Adoption of this bulletin, which occurred on October 1, 2000, will not have a significant impact on the results of operations or equity of VFL.

     The company is required to adopt Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS 133), effective January 1, 2001. FAS 133 requires than an entity recognize all derivative instruments in the balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as a hedge of the Company's (a) exposure to changes in the fair value of a recognized asset or liability or of an unrecognized firm commitment, (b) exposure to variable cash flows of a forecasted transaction, or
(c) foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for changes in the fair value of a derivative depends on its intended use and the resulting hedge designation, if any. The transaction adjustment resulting from adoption of FAS 133 must be reported in net income or other comprehensive income, as appropriate, as the effect of a change in accounting principle. VFL does not expect adoption of FAS 133 to have a material impact on the results of operations or equity.

     Effective January 1, 2001, the Company is required to adopt statutory basis accounting changes related to the National Association of Insurance Commissioners codification of Statutory Accounting Practices. VFL does not expect these statutory accounting changes to have a significant impact on the Company's operations or statutory capital and surplus.

NOTE 7. OTHER EVENTS

     The Federal Employee Health Benefit Plan (FEHBP) business formerly written by Assurance and assumed by VFL as part of the Reinsurance Pooling Agreement was transferred to another insurance entity owned by CNA on September 1, 2000. All assets and liabilities of this business were transferred through a novation agreement, and VFL was relieved of any ongoing direct or contingent liability with respect to this business. The transfer of this business resulted in no gain or loss to VFL in the transaction and did not have a material impact on results of its operations or equity.

     On October 6, 2000 CNAF, issued a press release announcing the sale of its life reinsurance business to Munich American Reassurance Company, the U.S. subsidiary of Munich RE. A portion of the life reinsurance business is conducted through VFL as part of a Reinsurance Pooling Agreement. The transfer of this business is not expected to have a material impact on results of operations or equity of VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                                  (UNAUDITED)

NOTE 7. OTHER EVENTS -- (CONTINUED)
     The following table summarizes the premiums, income (loss) before income tax and total assets for FEHBP and life reinsurance business.

----------------------------------------------------------------------------------------------------
              PERIOD ENDED SEPTEMBER 30                      THREE MONTHS           NINE MONTHS
              (IN THOUSANDS OF DOLLARS)                    2000       1999        2000        1999
----------------------------------------------------------------------------------------------------
FEDERAL EMPLOYEE HEALTH BENEFIT PLAN:
  Premiums                                                $37,527    $50,403    $137,917    $158,683
  Income (loss) before income tax                             518        858       1,529        (574)
LIFE REINSURANCE:
  Premiums                                                $ 6,662    $ 4,599    $ 17,234    $ 12,050
  Income before income tax                                    667        578       2,266       2,002

---------------------------------------------------------------------------------------------
                                                                SEPTEMBER 30,    DECEMBER 31,
                 (IN THOUSANDS OF DOLLARS)                          2000             1999
---------------------------------------------------------------------------------------------
TOTAL ASSETS:
FEDERAL EMPLOYEE HEALTH BENEFIT PLAN*                              $    --         $35,283
LIFE REINSURANCE                                                    28,458          27,669
=============================================================================================

* FEHBP business transferred September 1, 2000.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Stockholder
Valley Forge Life Insurance Company

     We have audited the accompanying balance sheets of Valley Forge Life Insurance Company (a wholly-owned subsidiary of Continental Assurance Company, which is a wholly-owned subsidiary of Continental Casualty Company, a wholly owned subsidiary of CNA Financial Corporation, an affiliate of Loew's Corporation) as of December 31, 1999 and 1998, and the related statements of operations, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the financial statement schedules listed in Item 14. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of Valley Forge Life Insurance Company as of December 31, 1999 and 1998, and the results of operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

     As discussed in Note 12 to the financial statements, the Company changed its method of accounting for liabilities for insurance-related assessments in 1999.
Deloitte & Touche LLP
Chicago, Illinois
February 23, 2000

                      VALLEY FORGE LIFE INSURANCE COMPANY
                                 BALANCE SHEETS

----------------------------------------------------------------------------------------
                        DECEMBER 31                                1999
(In thousands of dollars)                                                        1998
----------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities available-for-sale (amortized cost:
     $548,444 and $454,635)                                     $  530,512    $  460,516
  Equity securities available-for-sale (cost: $0 and $981)              51         2,218
  Policy loans                                                      93,575        74,150
  Other invested assets                                                433           485
  Short-term investments                                            24,714        81,418
                                                                ----------    ----------
     TOTAL INVESTMENTS                                             649,285       618,787
Cash                                                                 3,529         3,750
Receivables:
  Reinsurance                                                    2,414,553     2,119,897
  Premium and other                                                 82,852        76,690
  Less allowance for doubtful accounts                                 (12)          (26)
Deferred acquisition costs                                         127,297       111,963
Accrued investment income                                           11,066         7,721
Receivables for securities sold                                      2,426            --
Federal income tax recoverable                                       4,316            --
Other                                                                4,883           902
Separate Account business                                          209,183        73,745
----------------------------------------------------------------------------------------
     TOTAL ASSETS                                               $3,509,378    $3,013,429
========================================================================================
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Insurance reserves:
  Future policy benefits                                        $2,751,396    $2,438,305
  Claims and claim expense                                         139,653        93,001
  Policyholders' funds                                              43,466        42,746
Payables for securities purchased                                    2,421           370
Federal income taxes payable                                            --         6,468
Deferred income taxes                                                2,694         6,213
Due to affiliates                                                   12,435         1,946
Commissions and other payables                                      95,976        86,815
Separate Account business                                          209,183        73,745
                                                                ----------    ----------
     TOTAL LIABILITIES                                           3,257,224     2,749,609
                                                                ----------    ----------
Commitments and contingent liabilities
Stockholder's Equity:
  Common stock ($50 par value; Authorized -- 200,000 shares;
  Issued -- 50,000 shares)                                           2,500         2,500
  Additional paid-in capital                                        69,150        69,150
  Retained earnings                                                191,464       187,683
  Accumulated other comprehensive income (loss)                    (10,960)        4,487
                                                                ----------    ----------
     TOTAL STOCKHOLDER'S EQUITY                                    252,154       263,820
----------------------------------------------------------------------------------------
     TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                 $3,509,378    $3,013,429
========================================================================================

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS

------------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                         1999        1998
(In thousands of dollars)                                                                 1997
------------------------------------------------------------------------------------------------
Revenues:
  Premiums                                                      $310,719    $315,599    $332,172
  Net investment income                                           39,148      35,539      29,913
  Realized investment gains (losses)                             (19,081)     16,967       4,200
  Other                                                            4,545       7,959       6,872
                                                                --------    --------    --------
                                                                 335,331     376,064     373,157
                                                                --------    --------    --------
Benefits and expenses:
  Insurance claims and policyholders' benefits                   291,547     301,900     307,207
  Amortization of deferred acquisition costs                      13,942      11,807      11,818
  Other operating expenses                                        23,740      35,813      33,505
                                                                --------    --------    --------
                                                                 329,229     349,520     352,530
                                                                --------    --------    --------
  Income before income tax expense and cumulative effect of
     change in accounting principle                                6,102      26,544      20,627
Income tax expense                                                 2,087       9,091       7,297
                                                                --------    --------    --------
  Income before cumulative effect of change in accounting
     principle                                                     4,015      17,453      13,330
  Cumulative effect of change in accounting principle, net
     of tax -- Note 12                                               234          --          --
------------------------------------------------------------------------------------------------
  NET INCOME                                                    $  3,781    $ 17,453    $ 13,330
================================================================================================

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                       STATEMENTS OF STOCKHOLDER'S EQUITY

----------------------------------------------------------------------------------------------------------------
                                                                                    ACCUMULATED
                                                                                       OTHER
                                           ADDITIONAL   COMPREHENSIVE              COMPREHENSIVE       TOTAL
                                  COMMON    PAID-IN        INCOME       RETAINED      INCOME       STOCKHOLDER'S
   (IN THOUSANDS OF DOLLARS)      STOCK     CAPITAL        (LOSS)       EARNINGS      (LOSS)          EQUITY
----------------------------------------------------------------------------------------------------------------
Balance, December 31, 1996        $2,500    $39,150                     $156,900     $    990        $199,540
Comprehensive income:
  Net income                         --          --       $ 13,330        13,330           --          13,330
  Other comprehensive income         --          --          3,390            --        3,390           3,390
                                                          --------
Total comprehensive income                                $ 16,720
                                  ------    -------       ========      --------     --------        --------
Balance, December 31, 1997        2,500      39,150                      170,230        4,380         216,260
Capital Contribution from
  Assurance                          --      30,000                           --           --          30,000
Comprehensive income:
  Net income                         --          --       $ 17,453        17,453           --          17,453
  Other comprehensive income         --          --            107            --          107             107
                                                          --------
Total comprehensive income                                $ 17,560
                                  ------    -------       ========      --------     --------        --------
Balance, December 31, 1998        2,500      69,150                      187,683        4,487         263,820
Comprehensive income (loss):
  Net income                         --          --       $  3,781         3,781           --           3,781
  Other comprehensive loss           --          --        (15,447)           --      (15,447)        (15,447)
                                                          --------
Total comprehensive loss                                  $(11,666)
                                  ------    -------       ========      --------     --------        --------
BALANCE, DECEMBER 31, 1999        $2,500    $69,150                     $191,464     $(10,960)       $252,154
================================================================================================================

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS

--------------------------------------------------------------------------------------------------
                       DECEMBER 31                              1999          1998
(In thousands of dollars)                                                                  1997
--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income                                                 $     3,781    $  17,453    $  13,330
  Adjustments to reconcile net income to net cash flows
     from operating activities:
     Deferred income tax provision                                 4,924        2,058        2,581
     Realized investment losses (gains)                           19,081      (16,967)      (4,200)
     Amortization of bond discount                                (2,999)      (4,821)      (2,438)
     Changes in:
       Receivables, net                                         (300,832)    (544,920)    (269,787)
       Deferred acquisition costs                                (13,866)     (16,746)     (20,765)
       Accrued investment income                                  (3,345)      (2,476)        (300)
       Due to/from affiliates                                    (10,489)      37,945       31,500
       Federal income taxes payable and receivable               (10,784)         493        2,151
       Insurance reserves                                        380,939      541,560      221,252
       Commissions and other payables and other                   25,642      (18,804)      47,212
                                                             -----------    ---------    ---------
          Total adjustments                                       88,271      (22,678)       7,206
                                                             -----------    ---------    ---------
          NET CASH FLOWS FROM OPERATING ACTIVITIES                92,052       (5,225)      20,536
                                                             -----------    ---------    ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Purchases of fixed maturities                               (1,512,848)    (744,431)    (464,361)
  Proceeds from fixed maturities:
     Sales                                                     1,339,905      741,277      278,459
     Maturities, calls and redemptions                            58,263       33,635       45,442
  Purchases of equity securities                                      --           (5)      (1,334)
  Proceeds from sale of equity securities                          2,647            5        2,447
  Change in short-term investments                                59,455      (73,233)      39,301
  Change in policy loans                                         (19,424)      (7,179)      (6,704)
  Change in other invested assets                                    205          (82)        (580)
  Other, net                                                          --           --           --
                                                             -----------    ---------    ---------
          NET CASH FLOWS FROM INVESTING ACTIVITIES               (71,797)     (50,013)    (107,330)
                                                             -----------    ---------    ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Receipts for investment contracts credited to
     policyholder accounts                                        15,901       30,007      111,478
  Return of policyholder account balances on investment
     contracts                                                   (36,377)     (25,584)     (24,878)
  Capital contribution from Assurance                                 --       30,000           --
                                                             -----------    ---------    ---------
          NET CASH FLOWS FROM FINANCING ACTIVITIES               (20,476)      34,423       86,600
                                                             -----------    ---------    ---------
          NET CASH FLOWS                                            (221)     (20,815)        (194)
Cash at beginning of period                                        3,750       24,565       24,759
--------------------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                        $     3,529    $   3,750    $  24,565
==================================================================================================
Supplemental disclosures of cash flow information:
  Federal income taxes paid                                  $     8,260    $   6,651    $   2,488
==================================================================================================

                See accompanying Notes to Financial Statements.

                      VALLEY FORGE LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     Valley Forge Life Insurance Company (VFL) is a wholly-owned subsidiary of Continental Assurance Company (Assurance). Assurance is a wholly-owned subsidiary of Continental Casualty Company (Casualty) which is wholly-owned by CNA Financial Corporation (CNAF). Loews Corporation owns approximately 86% of the outstanding common stock of CNAF.

     VFL markets and underwrites insurance products designed to satisfy the life, health insurance and retirement needs of individuals and groups. Products available in individual policy form include annuities as well as term and universal life insurance. Products available in group policy form include life, pension, accident and health insurance.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its separate account business, to its parent, Assurance. This ceded business is then pooled with the business of Assurance, which excludes Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Certain amounts applicable to prior years have been reclassified to conform to classifications followed in 1999.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INSURANCE

     PREMIUM REVENUE- Revenues on universal life type contracts are comprised of contract charges and fees which are recognized over the coverage period. Accident and health insurance premiums are earned ratably over the terms of the policies after provision for estimated adjustments on retrospectively rated policies and deductions for ceded insurance. Other life insurance premiums are recognized as revenue when due, after deductions for ceded insurance.

     FUTURE POLICY BENEFIT RESERVES- Reserves for traditional life insurance products (whole and term life products) are computed based upon the net level premium method using actuarial assumptions as to interest rates, mortality, morbidity, withdrawals and expenses. Actuarial assumptions include a margin for adverse deviation and generally vary by plan, age at issue and policy duration. Interest rates range from 3% to 9%, and mortality, morbidity and withdrawal assumptions reflect VFL and industry experience prevailing at the time of issue. Expense assumptions include the estimated effects of inflation and expenses to be incurred beyond the premium paying period. Reserves for universal life-type contracts are equal to the account balances that accrue to the benefit of the policyholders. Interest crediting rates ranged from 4.45% to 7.25% for the three years ended December 31, 1999.

     CLAIM AND CLAIM EXPENSE RESERVES- Claim reserves include provisions for reported claims in the course of settlement and estimates of unreported losses based upon past experience and estimates of future expenses to be incurred in settlement of claims.

     REINSURANCE- In addition to the Reinsurance Pooling Agreement with Assurance, VFL also assumes and cedes insurance with other insurers and reinsurers and members of various reinsurance pools and associations. VFL utilizes reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposures on larger risks. The reinsurance coverages are tailored to the specific risk characteristics of each product line with VFL's retained amount varying by type of coverage. VFL's reinsurance includes

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED) coinsurance, yearly renewable term and facultative programs. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability and future policy benefit reserves.

     DEFERRED ACQUISITION COSTS- Cost of acquiring life insurance business are capitalized and amortized based on assumptions consistent with those used for computing future policy benefit reserves. Acquisition costs on traditional life business are amortized over the assumed premium paying periods. Universal life and annuity acquisition costs are amortized in proportion to the present value of the estimated gross profits over the products' assumed durations. To the extent that unrealized gains or losses on available-for-sale securities would result in an adjustment of deferred policy acquisition costs had those gains or losses actually been realized, the related unamortized deferred policy acquisition costs are recorded as an adjustment to the unrealized gains or losses included in stockholder's equity.

INVESTMENTS

     VALUATION OF INVESTMENTS- VFL classifies its fixed maturities and its equity securities as available-for-sale, and as such, they are carried at fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion are included in net investment income.

     Policy loans are carried at unpaid balances. Short-term investments, which have an original maturity of one year or less, are carried at amortized cost which approximates market value. VFL has no real estate or mortgage loans.

     VFL records its derivative securities at fair value at the reporting date and changes in fair value are reflected in realized investment gains and losses. VFL's derivatives are made up of interest rate caps and purchased options and are classified as other invested assets.

     INVESTMENT GAINS AND LOSSES- All securities transactions are recorded on the trade date. Realized investment gains and losses are determined on the basis of the cost of the specific securities sold. Unrealized investment gains and losses on fixed maturities and equity securities are reflected as part of stockholder's equity, net of applicable deferred income taxes and deferred acquisition costs. Investments are written down to estimated fair values and losses are charged to income when a decline in value is considered to be other than temporary.

     SECURITIES LENDING ACTIVITIES- VFL lends securities to unrelated parties, primarily major brokerage firms. Borrowers of these securities must deposit collateral with VFL equal to 100% of the fair value of the securities if the collateral is cash, or 102% if the collateral is securities. Cash deposits from these transactions are invested in short term investments (primarily commercial paper) and a liability is recognized for the obligation to return the collateral. VFL continues to receive the interest on loaned debt securities as beneficial owner, and accordingly, loaned debt securities are included in fixed maturity securities. VFL had no securities on loan at December 31, 1999 or 1998.

     SEPARATE ACCOUNT BUSINESS- VFL writes certain variable annuity contracts and universal life policies. The supporting assets and liabilities of these contracts and policies are legally segregated and reflected as assets and liabilities of Separate Account business. Substantially all assets of the Separate Account business are carried at fair value. Separate Account liabilities are principally obligations due to contractholders and are carried at contract values.

INCOME TAXES

     VFL accounts for income taxes under the liability method. Under the liability method deferred income taxes are recognized for temporary differences between the financial statement and tax return bases of assets and liabilities. Temporary differences primarily relate to insurance reserves, deferred acquisition costs and net unrealized investment gains or losses.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS

     The significant components of net investment income are presented in the following table:

NET INVESTMENT INCOME

---------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                        1999       1998
(In thousands of dollars)                                                              1997
---------------------------------------------------------------------------------------------
Fixed maturities -- Taxable bonds                               $30,851    $27,150    $20,669
Equity securities                                                    54         72         72
Policy loans                                                      4,963      4,760      4,264
Short-term investments                                            2,969      3,803      4,885
Other                                                               778        105        201
                                                                -------    -------    -------
                                                                 39,615     35,890     30,091
Investment expense                                                  467        351        178
---------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                                         $39,148    $35,539    $29,913
=============================================================================================

     Net realized investment gains (losses) and unrealized appreciation (depreciation) in investments are set forth in the following table:

ANALYSIS OF INVESTMENT GAINS (LOSSES)

----------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                         1999       1998
(In thousands of dollars)                                                               1997
----------------------------------------------------------------------------------------------
Realized investment gains (losses):
Fixed maturities                                                $(20,981)   $16,907    $ 3,333
Equity securities                                                  1,667          0      1,021
Other                                                                233         60       (154)
                                                                --------    -------    -------
                                                                 (19,081)    16,967      4,200
Income tax benefit (expense)                                       6,679     (5,938)    (1,470)
                                                                --------    -------    -------
  Net realized investment gains (losses)                         (12,402)    11,029      2,730
                                                                --------    -------    -------
Change in net unrealized investment gains (losses):
Fixed maturities                                                 (23,813)       441      5,806
Equity securities                                                 (1,186)       (42)      (607)
Adjustment to deferred policy acquisition costs related to
  unrealized gains (losses) and other                              1,235       (235)        20
                                                                --------    -------    -------
                                                                 (23,764)       164      5,219
Deferred income tax (expense) benefit                              8,317        (57)    (1,829)
                                                                --------    -------    -------
  Change in net unrealized investment gains (losses)             (15,447)       107      3,390
----------------------------------------------------------------------------------------------
  NET REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)         $(27,849)   $11,136    $ 6,120
==============================================================================================

SUMMARY OF GROSS REALIZED INVESTMENT GAINS (LOSSES)
FOR FIXED MATURITIES AND EQUITY SECURITIES

---------------------------------------------------------------------------------------------------------------------
                                               1999                        1998                        1997
YEAR ENDED DECEMBER 31                 FIXED         EQUITY        FIXED         EQUITY        FIXED         EQUITY
    (IN THOUSANDS OF DOLLARS)        MATURITIES    SECURITIES    MATURITIES    SECURITIES    MATURITIES    SECURITIES
---------------------------------------------------------------------------------------------------------------------
Proceeds from sales                  $1,339,905    $    2,647    $  741,277    $        5    $  278,459    $    2,447
                                     ==========    ==========    ==========    ==========    ==========    ==========
Gross realized gains                 $    4,399    $    1,667    $   17,604    $       --    $    4,793    $    1,113
Gross realized losses                   (25,380)           --          (697)           --        (1,460)          (92)
---------------------------------------------------------------------------------------------------------------------
  NET REALIZED GAINS (LOSSES) ON
     SALES                           $  (20,981)   $    1,667    $   16,907    $       --    $    3,333    $    1,021
=====================================================================================================================

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS -- (CONTINUED)
ANALYSIS OF NET UNREALIZED INVESTMENT GAINS (LOSSES)
INCLUDED IN ACCUMULATED OTHER COMPREHENSIVE INCOME

--------------------------------------------------------------------------------------------------------
             DECEMBER 31                              1999                             1998
      (IN THOUSANDS OF DOLLARS)           GAINS      LOSSES       NET       GAINS     LOSSES       NET
--------------------------------------------------------------------------------------------------------
Fixed maturities                          $  666    $(18,598)   $(17,932)   $6,926    $(1,045)   $ 5,881
Equity securities                             51          --          51     1,237         --      1,237
Adjustment to deferred policy
  acquisition costs related to
  unrealized gains (losses) and other      1,468        (448)      1,020        --       (215)      (215)
                                          ------    --------    --------    ------    -------    -------
                                          $2,185    $(19,046)    (16,861)   $8,163    $(1,260)     6,903
                                          ======    ========                ======    =======
Deferred income tax benefit (expense)                              5,901                          (2,416)
--------------------------------------------------------------------------------------------------------
  NET UNREALIZED INVESTMENT GAINS
     (LOSSES)                                                   $(10,960)                        $ 4,487
========================================================================================================

SUMMARY OF INVESTMENTS IN FIXED MATURITIES
AND EQUITY SECURITIES AVAILABLE FOR SALE

-------------------------------------------------------------------------------------------------------
                                                                 GROSS           GROSS
             DECEMBER 31, 1999                  AMORTIZED      UNREALIZED      UNREALIZED        FAIR
         (IN THOUSANDS OF DOLLARS)                COST           GAINS           LOSSES         VALUE
-------------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of
  government agencies                           $253,041         $   --         $ 6,988        $246,053
Asset-backed securities                          107,275             50           4,200         103,125
Corporate securities                             164,140             98           6,914         157,324
Other debt securities                             23,988            518             496          24,010
                                                --------         ------         -------        --------
  Total fixed maturities                         548,444            666          18,598         530,512
Equity securities                                     --             51              --              51
-------------------------------------------------------------------------------------------------------
  TOTAL                                         $548,444         $  717         $18,598        $530,563
=======================================================================================================

DECEMBER 31, 1998
-------------------------------------------------------------------------------------------------------
U.S. Treasuries and obligations of
  government agencies                           $223,743         $1,601         $   563        $224,781
Asset-backed securities                          109,207          1,163             180         110,190
Corporate securities                              98,466          2,512              81         100,897
Other debt securities                             23,219          1,650             221          24,648
                                                --------         ------         -------        --------
  Total fixed maturities                         454,635          6,926           1,045         460,516
Equity securities                                    981          1,237              --           2,218
-------------------------------------------------------------------------------------------------------
  TOTAL                                         $455,616         $8,163         $ 1,045        $462,734
=======================================================================================================

SUMMARY OF INVESTMENTS IN FIXED MATURITIES BY CONTRACTUAL MATURITY

-------------------------------------------------------------------------------------
                     DECEMBER 31, 1999                          AMORTIZED      FAIR
                 (IN THOUSANDS OF DOLLARS)                        COST        VALUE
-------------------------------------------------------------------------------------
Due in one year or less                                         $  4,130     $  4,115
Due after one year through five years                            180,447      176,798
Due after five years through ten years                           194,438      188,778
Due after ten years                                               62,154       57,697
Asset-backed securities not due at a single maturity date        107,275      103,124
-------------------------------------------------------------------------------------
  TOTAL                                                         $548,444     $530,512
=====================================================================================

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 2. INVESTMENTS -- (CONTINUED)
     Actual maturities may differ from contractual maturities because securities may be called or prepaid with or without call or prepayment penalties.

     There are no investments, other than equity securities, that have not produced income for the years ended December 31, 1999 and 1998. Except for investments in securities of the U.S. Government and its Agencies, there are no investments in a single issuer that when aggregated exceed 10% of stockholder's equity at December 31, 1999.

     Securities with carrying values of $2.7 million and $2.8 million were deposited by VFL under requirements of regulatory authorities as of December 31, 1999 and 1998, respectively.

NOTE 3. FINANCIAL INSTRUMENTS

     In the normal course of business, VFL invests in various financial assets, incurs various financial liabilities, and enters into agreements involving derivative securities, including off-balance sheet financial instruments.

     Fair values are required to be disclosed for all financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values may be based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rates and estimates of future cash flows. Potential taxes and other transaction costs have not been considered in estimating fair value. The estimates presented herein are subjective in nature and are not necessarily indicative of the amounts VFL could realize in a current market exchange.

     All non-financial instruments such as deferred acquisition costs, reinsurance receivables, deferred income taxes and insurance reserves are excluded from fair value disclosure. Thus, the total fair value amounts cannot be aggregated to determine the underlying economic value of VFL.

     The carrying amounts reported in the balance sheet approximate fair value for cash, short-term investments, accrued investment income, receivables for securities sold, payables for securities purchased and certain other assets and other liabilities because of their short-term nature. Accordingly, these financial instruments are not listed in the table below. The carrying amounts and estimated fair values of VFL's other financial instrument assets and liabilities are listed below:

-----------------------------------------------------------------------------------------------------
                                                              1999                      1998
                   DECEMBER 31                       CARRYING    ESTIMATED     CARRYING    ESTIMATED
            (IN THOUSANDS OF DOLLARS)                 AMOUNT     FAIR VALUE     AMOUNT     FAIR VALUE
-----------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Investments:
  Fixed maturities                                   $530,512     $530,512     $460,516     $460,516
  Equity securities                                        51           51        2,218        2,218
  Policy loans                                         93,575       87,156       74,150       72,148
  Other                                                   433          433          485          485
  Separate Account business:
  Fixed maturities                                     12,999       12,999          247          247
  Equity securities (primarily mutual funds)          175,772      175,772       55,577       55,577
  Other                                                   119          119          340          340
FINANCIAL LIABILITIES
  Premium deposits and annuity contracts              294,777      278,810      332,665      312,979

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS -- (CONTINUED)
     The following methods and assumptions were used by VFL in estimating the fair value amounts for financial instruments:

          Fixed maturities and equity securities are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services, costs to settle, or quoted market prices of comparable instruments.

          The fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans to borrowers with comparable credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

          Valuation techniques to determine fair value of Separate Account business assets consist of discounted cash flows and quoted market prices of (a) the investments or (b) comparable instruments. The fair value of Separate Account business liabilities approximates their carrying value.

          Premium deposits and annuity contracts are valued based on cash surrender values and the outstanding fund balances.

     VFL invests from time to time in certain derivative financial instruments primarily to reduce its exposure to market risk. Financial instruments used for such purposes may include interest rate caps, put and call options, commitments to purchase securities, futures and forwards. VFL also uses derivatives to mitigate the risk associated with certain guaranteed annuity contracts by purchasing certain options in a notional amount equal to the original customer deposit. VFL generally does not hold or issue these instruments for trading purposes.

     Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, to either purchase or sell a financial instrument at a specified price within a specified period of time.

     An interest rate cap consists of a guarantee given by the issuer to the purchaser in exchange for the payment of a premium. This guarantee states that if interest rates rise above a specified rate, the issuer will pay to the purchaser the difference between the then current market rate and the specified rate on the notional principal amount. The notional principal amount is not actually borrowed or repaid.

     Derivative financial instruments consist of interest rate caps in the general account and purchased options in the Separate Accounts at December 31, 1999. The gross notional principal or contractual amounts of derivative financial instruments in the general account at December 31, 1999 and 1998 totaled $50 million. The gross notional principal or contractual amounts of derivative financial instruments in the Separate Accounts was $295 thousand at December 31, 1999 and was $1.5 million at December 31, 1998 as the separate accounts sold approximately $1.2 million of notional value in 1999. The contract of notional amounts are used to calculate the exchange of contractual payments under the agreements and are not representative of the potential for gain or loss on these agreements.

     The fair values associated with derivative financial instruments are generally affected by interest rates, equity stock prices and foreign exchange rates. The credit exposure associated with these instruments is generally limited to the unrealized fair value of the instruments and will vary based on the credit worthiness of the counterparties. The risk of default depends on the creditworthiness of the counterparty to the instrument. Although VFL is exposed to the aforementioned credit risk, it does not expect any counterparty to fail to perform as contracted based on the creditworthiness of the counterparties. Due to the nature of the derivative securities, VFL does not require collateral.

     The fair value of derivatives generally reflects the estimated amounts that VFL would receive or pay upon termination of the contracts at the reporting date. Dealer quotes are available for substantially all of VFL's derivatives. For securities not actively traded, fair values are estimated using values obtained from independent

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 3. FINANCIAL INSTRUMENTS -- (CONTINUED) pricing services, costs to settle, or quoted market prices of comparable instruments. The fair value of derivative financial assets (liabilities) in the general account and Separate Accounts at December 31, 1999 totaled $0.4 million and $0.1 million, respectively, and compares to $0.1 million and $0.5 million, respectively, at December 31, 1998. Net realized gains (losses) on derivative financial instruments at December 31, 1999 totaled $0.4 million in the general account and ($0.1) million in the Separate Accounts. At December 31, 1998, net realized losses on derivative financial instruments held in the general account totaled $0.2 million and net realized gains on derivatives in the Separate Accounts were $0.1 million.

NOTE 4. STATUTORY CAPITAL AND SURPLUS (UNAUDITED)

     Statutory capital and surplus and net income for VFL are determined in accordance with accounting practices prescribed or permitted by the Pennsylvania Insurance Department. Prescribed statutory accounting practices are set forth in a variety of publications of the National Association of Insurance Commissioners as well as state laws, regulations, and general administrative rules. VFL has no material permitted accounting practices. VFL had statutory net income of $8.3 million for the year ended December 31, 1999 and statutory net losses of $8.1 million, and $1.0 million for the years ended December 31, 1998, and 1997 respectively. The statutory net losses for 1998 and 1997 were primarily due to the immediate expensing of acquisition costs which were substantial and related sales of individual life and annuity products. Under GAAP, such costs are capitalized and amortized to income over the duration of these contracts. Statutory capital and surplus for VFL was $153.1 million, 147.1 million, and $125.3 million at December 31, 1999, 1998, and 1997, respectively.

     The payment of dividends by VFL to Assurance without prior approval of the Pennsylvania Insurance Department is limited to formula amounts. As of December 31, 1999, dividends of approximately $15.7 million were not subject to prior Insurance Department approval.

NOTE 5. ACCUMULATED OTHER COMPREHENSIVE INCOME

     Comprehensive income is comprised of all changes to stockholder's equity, including net income, except those changes resulting from investments by, and distributions to, the stockholder. Other comprehensive income (loss) is comprehensive income exclusive of net income. The change in the components of accumulated other comprehensive income (loss) are shown in the following tables.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 5. ACCUMULATED OTHER COMPREHENSIVE INCOME -- (CONTINUED)

-------------------------------------------------------------------------------------------------
                                                                               TAX
                   YEAR ENDED DECEMBER 31                       PRE-TAX     (EXPENSE)      NET
                 (IN THOUSANDS OF DOLLARS)                       AMOUNT      BENEFIT      AMOUNT
-------------------------------------------------------------------------------------------------
1999
Net unrealized gains (losses) on investment securities:
Net unrealized holding gains (losses) arising during the
  period                                                        $(19,684)    $ 6,889     $(12,795)
Adjustment for (gains) losses included in net income              (4,080)      1,428       (2,652)
-------------------------------------------------------------------------------------------------
  TOTAL OTHER COMPREHENSIVE INCOME (LOSSES)                     $(23,764)    $ 8,317     $(15,447)
=================================================================================================
1998
Net unrealized gains on investment securities:
Net unrealized holding gains (losses) arising during the
  period                                                        $  3,756     $(1,314)    $  2,442
Adjustment for (gains) losses included in net income              (3,592)      1,257       (2,335)
-------------------------------------------------------------------------------------------------
  TOTAL OTHER COMPREHENSIVE INCOME                              $    164     $   (57)    $    107
=================================================================================================
1997
Net unrealized gains (losses) on investment securities:
Net unrealized holding gains (losses) arising during the
  period                                                        $  6,447     $(2,256)    $  4,191
Adjustment for (gains) losses included in net income              (1,228)        427         (801)
-------------------------------------------------------------------------------------------------
  TOTAL OTHER COMPREHENSIVE INCOME                              $  5,219     $(1,829)    $  3,390
=================================================================================================

NOTE 6. BENEFIT PLANS

     VFL has no employees as it has contracted with Casualty for services provided by Casualty employees. As Casualty is a wholly-owned subsidiary of CNAF, all Casualty employees are covered by CNAF's Benefit Plans. The plans are discussed below.

PENSION PLAN

     CNAF has noncontributory pension plans covering all full-time employees age 21 or over that have completed at least one year of service. While the benefits for the plans vary, they are generally based on years of credited service and the employee's highest sixty consecutive months of compensation. Casualty is included in the CNA Employees' Retirement Plan and VFL is allocated a share of these expenses. The net pension cost allocated to VFL was $1.0 million, $1.1 million and $4.0 million for the years ended December 31, 1999, 1998 and 1997, respectively.

POSTRETIREMENT HEALTH CARE AND LIFE INSURANCE BENEFITS

     CNAF provides certain health and dental care benefits for eligible retirees through age 64, and provides life insurance and reimbursement of Medicare Part B premiums for all eligible retired persons. CNAF funds benefit costs principally on the basis of current benefit payments. Net postretirement benefit cost allocated to VFL was $0.3 million, $0.5 million and $2.1 million for the years ended December 31, 1999, 1998 and 1997, respectively.

SAVINGS PLAN

     Casualty is included in the CNA Employees' Savings Plan, which is a contributory plan that allows employees to make regular contributions of up to 16% of their salary subject to limitations prescribed by the

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 6. BENEFIT PLANS -- (CONTINUED)
Internal Revenue Service. VFL is allocated a share of CNA Employees' Savings Plan expenses. CNAF contributes an amount equal to 70% of the first 6% of salary contributed by the employee. CNAF contributions allocated to and expensed by VFL for the Savings Plan were $0.2 million in each year 1999, 1998 and 1997.

NOTE 7. INCOME TAXES

     VFL is taxed under the provisions of the Internal Revenue Code, as applicable to life insurance companies, and is included along with Assurance, its parent company, which is ultimately included in the consolidated Federal income tax return of Loews. The Federal income tax provision of VFL generally is computed on a stand-alone basis, as if VFL was filing its own separate tax return.

     VFL maintains a special tax memorandum account designated as the "Shareholder's Surplus Account." Dividends from this account may be distributed to the shareholder without resulting in any additional tax. The amount in the Shareholder's Surplus Account was $151.6 million and $156.3 million at December 31, 1999 and 1998, respectively. Another tax memorandum account, defined as the "Policyholders' Surplus Account," totaled $5.4 million at both December 31, 1999 and 1998. No further additions to this account are allowed. Amounts accumulated in the Policyholders' Surplus Account are subject to income tax if distributed to the stockholder. VFL has no plans for such a distribution and as a result, has not provided for such a tax.

     Significant components of VFL's net deferred tax liabilities as of December 31, 1999 and 1998 are shown in the table below:

------------------------------------------------------------------------------------
                        DECEMBER 31                               1999
                 (In thousands of dollars)                                    1998
------------------------------------------------------------------------------------
Insurance reserves                                              $ 20,715    $ 26,880
Deferred acquisition costs                                       (45,457)    (37,729)
Investment valuation                                               4,166       3,693
Net unrealized gains                                               5,901      (2,416)
Annuity deposits and other                                         9,349       1,009
Other, net                                                         2,632       2,350
------------------------------------------------------------------------------------
  NET DEFERRED TAX LIABILITIES                                  $ (2,694)   $ (6,213)
====================================================================================

     At December 31, 1999, gross deferred tax assets and liabilities amounted to $44.3 million and $47.0 million, respectively. Gross deferred tax assets and liabilities, at December 31, 1998, amounted to $35.5 million and $41.7 million, respectively.

     The components of income tax expense are as follows:

-------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                        1999       1998      1997
                 (In thousands of dollars)
-------------------------------------------------------------------------------------------
Current tax expense (benefit)                                   $(2,837)   $7,033    $4,716
Deferred tax expense                                              4,924     2,058     2,581
-------------------------------------------------------------------------------------------
  TOTAL INCOME TAX EXPENSE                                      $ 2,087    $9,091    $7,297
===========================================================================================

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 7. INCOME TAXES -- (CONTINUED)
     A reconciliation of the statutory federal income tax rate on income is as follows:

--------------------------------------------------------------------------------------------------------
                                                           % OF                % OF                % OF
YEAR ENDED DECEMBER 31                                    PRETAX              PRETAX              PRETAX
(IN THOUSANDS OF DOLLARS)                        1999     INCOME     1998     INCOME     1997     INCOME
--------------------------------------------------------------------------------------------------------
Income taxes at statutory rates                 $2,136     35.0     $9,290     35.0     $7,219     35.0
Other                                              (49)    (0.8)      (199)    (0.8)        78      0.4
--------------------------------------------------------------------------------------------------------
  INCOME TAX AT EFFECTIVE RATES                 $2,087     34.2     $9,091     34.2     $7,297     35.4
========================================================================================================

NOTE 8. REINSURANCE

     The ceding of insurance does not discharge primary liability of VFL. VFL places reinsurance with other carriers only after careful review of the nature of the contract and a thorough assessment of the reinsurers' credit quality and claim settlement performance. For carriers that are not authorized reinsurers in VFL's state of domicile, VFL receives collateral, primarily in the form of bank letters of credit.

     In the table below, the majority of life premium revenue is from long duration type contracts, while the majority of accident and health insurance premiums is from short duration contracts. The effects of reinsurance on premium revenues are shown in the following table:

-----------------------------------------------------------------------------------------------------
                                                            PREMIUMS
YEAR ENDED DECEMBER 31                    --------------------------------------------    ASSUMED/NET
(IN THOUSANDS OF DOLLARS)                  DIRECT     ASSUMED      CEDED        NET            %
-----------------------------------------------------------------------------------------------------
1999
  Life                                    $633,764    $109,964    $666,003    $ 77,725        141%
  Accident and Health                        6,539     232,994       6,539     232,994        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $640,303    $342,958    $672,542    $310,719        110%
                                          ========    ========    ========    ========
1998
  Life                                    $687,644    $ 78,156    $690,541    $ 75,259        104%
  Accident and Health                        4,158     240,340       4,158     240,340        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $691,802    $318,496    $694,699    $315,599        101%
                                          ========    ========    ========    ========
1997
  Life                                    $564,891    $ 81,502    $567,217    $ 79,176        103%
  Accident and Health                        2,776     252,996       2,776     252,996        100
                                          --------    --------    --------    --------        ---
     TOTAL PREMIUMS                       $567,667    $334,498    $569,993    $332,172        101%
=====================================================================================================

     Transactions with Assurance, as part of the Pooling Agreement described in
Note 1, are reflected in the above table. Premium revenues ceded to non-affiliated companies were $395.2 million, $263.4 million and $116.2 million for the years ended December 31, 1999, 1998 and 1997, respectively. Additionally, benefits and expenses for insurance claims and policyholder benefits are net of reinsurance recoveries from non-affiliated companies of $263.4 million, $203.4 million and $77.8 million for the years ended December 31, 1999, 1998 and 1997, respectively.

     Reinsurance receivables reflected on the balance sheets are amounts recoverable from reinsurers who have assumed a portion of the Company's insurance reserves. These balances are principally due from Assurance pursuant the Reinsurance Pooling Agreement.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 8. REINSURANCE -- (CONTINUED)
     The impact of reinsurance, including transactions with Assurance, on life insurance in force is shown in the following schedule:

----------------------------------------------------------------------------------------------------
                                                    LIFE INSURANCE IN FORCE
                                           ------------------------------------------    ASSUMED/NET
       (IN MILLIONS OF DOLLARS)             DIRECT     ASSUMED     CEDED        NET           %
----------------------------------------------------------------------------------------------------
December 31, 1999                          $267,102    $42,629    $281,883    $27,848       153.1%
December 31, 1998                          $224,615    $32,253    $230,734    $26,134       123.4
December 31, 1997                          $166,308    $25,557    $168,353    $23,512       108.7

NOTE 9. RELATED PARTIES

     As discussed in Note 1, VFL is party to a Reinsurance Pooling Agreement with its parent, Assurance. In addition, VFL is party to the CNA Intercompany Expense Agreement whereby expenses incurred by CNAF and each of its subsidiaries are allocated to the appropriate companies. All acquisition and underwriting expenses allocated to VFL are further subject to the Reinsurance Pooling Agreement with Assurance, so that acquisition and underwriting expenses recognized by VFL are ten percent of the acquisition and underwriting expenses of the combined pool. Pursuant to the foregoing agreements, VFL recorded amortization of deferred acquisition costs and other operating expenses totaling $37.5 million, $47.6 million and $45.3 million for 1999, 1998 and 1997, respectively. Expenses of VFL exclude $5.6 million, $9.2 million and $9.9 million of general and administrative expenses incurred by VFL and allocated to CNAF for the years ended December 31, 1999, 1998 and 1997 respectively. At December 31, 1999 VFL had a payable of $12.4 million to affiliated companies and a $1.9 million payable at December 31, 1998.

     There are no interest charges on intercompany receivables or payables. In 1998, Assurance made a $30.0 million capital contribution to VFL.

NOTE 10. LEGAL

     VFL is party to litigation arising in the ordinary course of business. The outcome of this litigation will not, in the opinion of management, materially affect the results of operations or stockholder's equity of VFL.

NOTE 11. BUSINESS SEGMENTS

     VFL operates in one reportable segment, the business of which is to market and underwrite insurance products designed to satisfy the life, health and retirement needs of individuals and groups. VFL products are distributed primarily in the United States. Premium revenues earned outside the United States are not material.

     The operations, assets and liabilities of VFL and its parent, Assurance, are managed on a combined basis. Pursuant to a Reinsurance Pooling Agreement, as amended, VFL cedes all of its business, excluding its Separate Account business, to Assurance which is then pooled with the business of Assurance, excluding Assurance's participating contracts and separate account business, and 10% of the combined pool is assumed by VFL.

                      VALLEY FORGE LIFE INSURANCE COMPANY

NOTE 11. BUSINESS SEGMENTS -- (CONTINUED)
     The following presents premiums by product group for each of the years in the three years ended December 31, 1999:

------------------------------------------------------------------------------------------------
                   YEAR ENDED DECEMBER 31                         1999        1998        1997
                 (In thousands of dollars)
------------------------------------------------------------------------------------------------
Life                                                            $ 77,725    $ 75,259    $ 79,176
Accident and Health                                              232,994     240,340     252,996
------------------------------------------------------------------------------------------------
  TOTAL                                                         $310,719    $315,599    $332,172
================================================================================================

     Assurance provides health insurance benefits to postal and other federal employees under the Federal Employees Health Benefit Plan (FEHBP). Premiums under this contract totaled $2.1 billion, $2.0 billion and $2.1 billion for the years ended December 31, 1999, 1998 and 1997, respectively, and the portion of these premiums assumed by VFL under the Reinsurance Pooling Agreement totaled $209 million, $202 million and $212 million for the years ended December 31, 1999, 1998 and 1997 respectively.

NOTE 12. CUMULATIVE EFFECT OF CHANGE IN ACCOUNTING PRINCIPLE

     In the first quarter of 1999, VFL adopted Statement of Position 97-3 "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" (SOP 97-3). SOP 97-3 requires that insurance companies recognize liabilities for insurance-related assessments when an assessment is probable and will be imposed, when it can be reasonably estimated, and when the event obligating the entity to pay or probable assessment has occurred on or before the date of the financial statements. Adoption of SOP 97-3 resulted in an after tax charge of $234 thousand ($360 thousand, pretax) as a cumulative effect of a change in accounting principle. The pro forma effect of adoption on reported results for prior periods is not significant.

                                   APPENDIX A

                         ILLUSTRATIONS OF POLICY VALUES

     The following tables have been prepared to illustrate hypothetically how certain values under a policy change with investment performance over an extended period of time. The tables illustrate how policy values, cash surrender values and death benefits under a policy covering an insured (or joint insureds in the case of last to die policy) of a given age on the policy date, would vary over time and the return on the assets in each portfolio were an assumed uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12 % but fluctuated over and under those averages throughout the years shown. The tables assume that only a single premium has been paid. The tables also show the single premium accumulated at 5% interest compounded annually. The hypothetical investment rates of return are illustrative only and should not be considered a representation of past or future investment rates of return. Actual rates of return for a particular policy may be more or less than the hypothetical investment rates of return illustrated and will depend on a number of factors including the investment allocations you make and prevailing rates. These illustrations assume that the premium is allocated equally among the 31 investment options available under the policy, and that no amounts are allocated to the fixed account options.

     The illustrations also reflect the fact that the net investment returns on the assets held in the investment options is lower than the gross after tax return of the selected underlying portfolios. The tables assume a simple arithmetic average annual expense ratio of 0.95% of the average daily net assets of the portfolios available. The tables also assume that the waivers and/or reimbursements, if any, for the available portfolios will continue for the periods shown.

     In addition, the illustrations reflect a daily charge assessed against the investment options for assuming certain mortality and expense risks (expense charges), which are equivalent to an effective annual charge of 1.50% during policy years 1-10 and 0.90% during policy years 11 and later. After deduction of portfolio expenses and the mortality and expense charges, the illustrated gross annual investment rates of return 0%, 6% and 12% would correspond to approximate net annual rates of -2.45%, 3.55%, and 9.55%, respectively during policy years 1-10 and -1.85%, 4.15%, and 10.15% during policy years 11 and later.

     The illustrations also reflect the deduction of the monthly deduction for the hypothetical insured. The surrender charge is reflected in the cash surrender value column. Our current cost of insurance charges and the guaranteed maximum cost of insurance charges that we have a contractual right to charge, are reflected in separate illustrations on each of the following pages. All the illustrations reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account and assumes no loan amount or partial withdrawals/surrenders or charges for supplemental and/or rider benefits.

     The illustrations are based on our Nonsmoker risk class. Upon request, you will be furnished with a comparable illustration based on the proposed insured's individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55
NON-SMOKER
25,000 SINGLE PREMIUM
78,996 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------------------
1           26,250     23,967    21,700     78,996    25,459    23,192      78,996    26,951     24,684     78,996
2           27,563     22,907    20,640     78,996    25,893    23,626      78,996    29,061     26,794     78,996
3           28,941     21,816    19,800     78,996    26,301    24,285      78,996    31,348     29,333     78,996
4           30,388     20,687    18,672     78,996    26,676    24,661      78,996    33,832     31,817     78,996
5           31,907     19,513    17,750     78,996    27,012    25,249      78,996    36,533     34,769     78,996
6           33,502     18,285    16,774     78,996    27,302    25,791      78,996    39,474     37,963     78,996
7           35,178     16,991    15,984     78,996    27,537    26,530      78,996    42,685     41,678     78,996
8           36,936     15,619    15,115     78,996    27,705    27,201      78,996    46,198     45,694     78,996
9           38,783     14,150    13,899     78,996    27,792    27,540      78,996    50,050     49,798     78,996
10          40,722     12,567    12,567     78,996    27,781    27,781      78,996    54,287     54,287     78,996
11          42,758     10,920    10,920     78,996    27,823    27,823      78,996    59,296     59,296     78,996
12          44,896      9,111     9,111     78,996    27,745    27,745      78,996    64,890     64,890     78,996
13          47,141      7,114     7,114     78,996    27,528    27,528      78,996    71,132     71,132     83,294
14          49,498      4,906     4,906     78,996    27,153    27,153      78,996    77,975     77,975     90,535
15          51,973      2,452     2,452     78,996    26,592    26,592      78,996    85,462     85,462     98,381
16          54,572          0         0     78,996    25,807    25,807      78,996    93,651     93,651    106,880
17          57,300          0         0     78,996    24,713    24,713      78,996   102,640    102,640    115,100
18          60,165          0         0     78,996    23,313    23,313      78,996   112,534    112,534    123,959
19          63,174          0         0     78,996    21,491    21,491      78,996   123,436    123,436    133,512
20          66,332          0         0     78,996    19,149    19,149      78,996   135,472    135,472    143,836
21          69,649          0         0     78,996    16,179    16,179      78,996   148,800    148,800    155,023
22          73,132          0         0     78,996    12,446    12,446      78,996   163,389    163,389    170,227
23          76,788          0         0     78,996     7,782     7,782      78,996   179,350    179,350    186,860
24          80,627          0         0     78,996     1,982     1,982      78,996   196,802    196,802    205,050
25          84,659          0         0     78,996         0         0      78,996   215,874    215,874    224,927
26          88,892          0         0     78,996         0         0      78,996   236,699    236,699    246,633
27          93,336          0         0     78,996         0         0      78,996   259,414    259,414    270,313
28          98,003          0         0     78,996         0         0      78,996   284,163    284,163    296,114
29         102,903          0         0     78,996         0         0      78,996   311,089    311,089    324,189
30         108,049          0         0     78,996         0         0      78,996   340,345    340,345    354,696
------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55
NON-SMOKER
25,000 SINGLE PREMIUM
78,996 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------------------
1           26,250     24,154    21,887     78,996    25,649    23,382     78,996     27,145     24,878     78,996
2           27,563     23,301    21,034     78,996    26,301    24,034     78,996     29,482     27,214     78,996
3           28,941     22,445    20,430     78,996    26,959    24,944     78,996     32,035     30,020     78,996
4           30,388     21,565    19,550     78,996    27,607    25,592     78,996     34,812     32,797     78,996
5           31,907     20,655    18,892     78,996    28,239    26,475     78,996     37,836     36,072     78,996
6           33,502     19,719    18,208     78,996    28,860    27,348     78,996     41,140     39,628     78,996
7           35,178     18,758    17,751     78,996    29,472    28,465     78,996     44,760     43,752     78,996
8           36,936     17,749    17,245     78,996    30,058    29,554     78,996     48,721     48,218     78,996
9           38,783     16,693    16,441     78,996    30,619    30,367     78,996     53,071     52,819     78,996
10          40,722     15,592    15,592     78,996    31,159    31,159     78,996     57,861     57,861     78,996
11          42,758     14,522    14,522     78,996    31,853    31,853     78,996     63,493     63,493     78,996
12          44,896     13,418    13,418     78,996    32,553    32,553     78,996     69,753     69,753     82,356
13          47,141     12,292    12,292     78,996    33,272    33,272     78,996     76,649     76,649     89,738
14          49,498     11,104    11,104     78,996    33,984    33,984     78,996     84,225     84,225     97,772
15          51,973      9,847     9,847     78,996    34,686    34,686     78,996     92,546     92,546    106,514
16          54,572      8,571     8,571     78,996    35,414    35,414     78,996    101,701    101,701    116,040
17          57,300      7,187     7,187     78,996    36,114    36,114     78,996    111,775    111,775    125,315
18          60,165      5,683     5,683     78,996    36,783    36,783     78,996    122,867    122,867    135,311
19          63,174      4,043     4,043     78,996    37,414    37,414     78,996    135,090    135,090    146,089
20          66,332      2,248     2,248     78,996    38,000    38,000     78,996    148,571    148,571    157,716
21          69,649        272       272     78,996    38,531    38,531     78,996    163,456    163,456    170,268
22          73,132          0         0     78,996    38,997    38,997     78,996    179,811    179,811    187,307
23          76,788          0         0     78,996    39,383    39,383     78,996    197,778    197,778    206,025
24          80,627          0         0     78,996    39,676    39,676     78,996    217,509    217,509    226,582
25          84,659          0         0     78,996    39,859    39,859     78,996    239,173    239,173    249,152
26          88,892          0         0     78,996    39,914    39,914     78,996    262,951    262,951    273,926
27          93,336          0         0     78,996    39,819    39,819     78,996    289,041    289,041    301,110
28          98,003          0         0     78,996    39,551    39,551     78,996    317,660    317,660    330,929
29         102,903          0         0     78,996    39,080    39,080     78,996    349,043    349,043    363,629
30         108,049          0         0     78,996    38,364    38,364     78,996    383,442    383,442    399,473
------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55
NON-SMOKER
100,000 SINGLE PREMIUM
315,984 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE

-----------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
-----------------------------------------------------------------------------------------------------------------------
1          105,000     95,869    86,801     315,984   101,835     92,767    315,984     107,803      98,735     315,984
2          110,250     91,628    82,560     315,984   103,574     94,505    315,984     116,244     107,176     315,984
3          115,763     87,262    79,202     315,984   105,202     97,142    315,984     125,393     117,333     315,984
4          121,551     82,749    74,689     315,984   106,704     98,643    315,984     135,328     127,268     315,984
5          127,628     78,054    71,001     315,984   108,050    100,997    315,984     146,130     139,077     315,984
6          134,010     73,140    67,094     315,984   109,209    103,164    315,984     157,897     151,851     315,984
7          140,710     67,966    63,936     315,984   110,148    106,118    315,984     170,740     166,710     315,984
8          147,746     62,476    60,461     315,984   110,820    108,805    315,984     184,790     182,775     315,984
9          155,133     56,602    55,594     315,984   111,167    110,159    315,984     200,198     199,191     315,984
10         162,889     50,268    50,268     315,984   111,126    111,126    315,984     217,150     217,150     315,984
11         171,034     43,682    43,682     315,984   111,291    111,291    315,984     237,185     237,185     315,984
12         179,586     36,443    36,443     315,984   110,978    110,978    315,984     259,561     259,561     315,984
13         188,565     28,457    28,457     315,984   110,114    110,114    315,984     284,527     284,527     333,177
14         197,993     19,623    19,623     315,984   108,614    108,614    315,984     311,900     311,900     362,141
15         207,893      9,809     9,809     315,984   106,370    106,370    315,984     341,847     341,847     393,524
16         218,287          0         0     315,984   103,227    103,227    315,984     374,604     374,604     427,522
17         229,202          0         0     315,984    98,853     98,853    315,984     410,559     410,559     460,401
18         240,662          0         0     315,984    93,251     93,251    315,984     450,138     450,138     495,836
19         252,695          0         0     315,984    85,963     85,963    315,984     493,743     493,743     534,049
20         265,330          0         0     315,984    76,597     76,597    315,984     541,889     541,889     575,343
21         278,596          0         0     315,984    64,717     64,717    315,984     595,202     595,202     620,094
22         292,526          0         0     315,984    49,782     49,782    315,984     653,558     653,558     680,908
23         307,152          0         0     315,984    31,128     31,128    315,984     717,400     717,400     747,442
24         322,510          0         0     315,984     7,929      7,929    315,984     787,210     787,210     820,198
25         338,635          0         0     315,984         0          0    315,984     863,497     863,497     899,710
26         355,567          0         0     315,984         0          0    315,984     946,795     946,795     986,534
27         373,346          0         0     315,984         0          0    315,984   1,037,657   1,037,657   1,081,252
28         392,013          0         0     315,984         0          0    315,984   1,136,652   1,136,652   1,184,456
29         411,614          0         0     315,984         0          0    315,984   1,244,358   1,244,358   1,296,755
30         432,194          0         0     315,984         0          0    315,984   1,361,381   1,361,381   1,418,783
-----------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55
NON-SMOKER
100,000 SINGLE PREMIUM
315,984 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE

-----------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
-----------------------------------------------------------------------------------------------------------------------
1          105,000     96,615    87,547     315,984   102,597     93,528    315,984     108,579      99,511     315,984
2          110,250     93,205    84,137     315,984   105,204     96,136    315,984     117,926     108,858     315,984
3          115,763     89,779    81,719     315,984   107,837     99,776    315,984     128,139     120,078     315,984
4          121,551     86,260    78,200     315,984   110,427    102,366    315,984     139,248     131,187     315,984
5          127,628     82,621    75,568     315,984   112,955    105,902    315,984     151,342     144,289     315,984
6          134,010     78,875    72,830     315,984   115,438    109,393    315,984     164,558     158,513     315,984
7          140,710     75,033    71,002     315,984   117,890    113,859    315,984     179,039     175,009     315,984
8          147,746     70,995    68,979     315,984   120,232    118,216    315,984     194,886     192,870     315,984
9          155,133     66,770    65,763     315,984   122,477    121,469    315,984     212,284     211,277     315,984
10         162,889     62,368    62,368     315,984   124,636    124,636    315,984     231,444     231,444     315,984
11         171,034     58,090    58,090     315,984   127,411    127,411    315,984     253,970     253,970     315,984
12         179,586     53,671    53,671     315,984   130,212    130,212    315,984     279,010     279,010     329,425
13         188,565     49,169    49,169     315,984   133,089    133,089    315,984     306,596     306,596     358,952
14         197,993     44,416    44,416     315,984   135,936    135,936    315,984     336,898     336,898     391,087
15         207,893     39,386    39,386     315,984   138,744    138,744    315,984     370,184     370,184     426,055
16         218,287     34,282    34,282     315,984   141,656    141,656    315,984     406,803     406,803     464,161
17         229,202     28,747    28,747     315,984   144,458    144,458    315,984     447,097     447,097     501,259
18         240,662     22,731    22,731     315,984   147,133    147,133    315,984     491,466     491,466     541,242
19         252,695     16,172    16,172     315,984   149,657    149,657    315,984     540,358     540,358     584,353
20         265,330      8,992     8,992     315,984   152,001    152,001    315,984     594,283     594,283     630,862
21         278,596      1,090     1,090     315,984   154,126    154,126    315,984     653,822     653,822     681,072
22         292,526          0         0     315,984   155,988    155,988    315,984     719,243     719,243     749,227
23         307,152          0         0     315,984   157,533    157,533    315,984     791,109     791,109     824,098
24         322,510          0         0     315,984   158,705    158,705    315,984     870,035     870,035     906,326
25         338,635          0         0     315,984   159,438    159,438    315,984     956,689     956,689     996,607
26         355,567          0         0     315,984   159,657    159,657    315,984   1,051,801   1,051,801   1,095,702
27         373,346          0         0     315,984   159,277    159,277    315,984   1,156,163   1,156,163   1,204,438
28         392,013          0         0     315,984   158,204    158,204    315,984   1,270,640   1,270,640   1,323,716
29         411,614          0         0     315,984   156,322    156,322    315,984   1,396,171   1,396,171   1,454,515
30         432,194          0         0     315,984   153,458    153,458    315,984   1,533,764   1,533,764   1,597,888
-----------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 55
NON-SMOKER
25,000 SINGLE PREMIUM
93,647 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE

--------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS           HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN                INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -------------------------------
END OF   ACCUMULATED              CASH                           CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE     BENEFIT
--------------------------------------------------------------------------------------------------------------------
1           26,250     23,970    21,707     93,647    25,460    23,198     93,647       26,951     24,689     93,647
2           27,563     22,926    20,664     93,647    25,908    23,645     93,647       29,070     26,807     93,647
3           28,941     21,869    19,859     93,647    26,342    24,331     93,647       31,375     29,364     93,647
4           30,388     20,799    18,789     93,647    26,765    24,754     93,647       33,890     31,879     93,647
5           31,907     19,714    17,954     93,647    27,174    25,415     93,647       36,637     34,877     93,647
6           33,502     18,605    17,097     93,647    27,564    26,056     93,647       39,638     38,130     93,647
7           35,178     17,466    16,461     93,647    27,927    26,921     93,647       42,917     41,912     93,647
8           36,936     16,282    15,779     93,647    28,251    27,748     93,647       46,500     45,998     93,647
9           38,783     15,035    14,784     93,647    28,520    28,269     93,647       50,415     50,164     93,647
10          40,722     13,709    13,709     93,647    28,721    28,721     93,647       54,699     54,699     93,647
11          42,758     12,371    12,371     93,647    29,013    29,013     93,647       59,726     59,726     93,647
12          44,896     10,924    10,924     93,647    29,227    29,227     93,647       65,292     65,292     93,647
13          47,141      9,361     9,361     93,647    29,356    29,356     93,647       71,476     71,476     93,647
14          49,498      7,677     7,677     93,647    29,396    29,396     93,647       78,372     78,372     93,647
15          51,973      5,858     5,858     93,647    29,335    29,335     93,647       86,050     86,050     99,042
16          54,572      3,876     3,876     93,647    29,149    29,149     93,647       94,486     94,486    107,815
17          57,300      1,691     1,691     93,647    28,806    28,806     93,647      103,765    103,765    116,342
18          60,165          0         0     93,647    28,259    28,259     93,647      113,975    113,975    125,527
19          63,174          0         0     93,647    27,449    27,449     93,647      125,221    125,221    135,424
20          66,332          0         0     93,647    26,311    26,311     93,647      137,621    137,621    146,100
21          69,649          0         0     93,647    24,774    24,774     93,647      151,318    151,318    157,633
22          73,132          0         0     93,647    22,756    22,756     93,647      166,342    166,342    173,287
23          76,788          0         0     93,647    20,168    20,168     93,647      182,812    182,812    190,448
24          80,627          0         0     93,647    16,897    16,897     93,647      200,859    200,859    209,254
25          84,659          0         0     93,647    12,790    12,790     93,647      220,624    220,624    229,850
26          88,892          0         0     93,647     7,633     7,633     93,647      242,254    242,254    252,392
27          93,336          0         0     93,647     1,128     1,128     93,647      265,903    265,903    277,040
28          98,003          0         0     93,647         0         0     93,647      291,733    291,733    303,962
29         102,903          0         0     93,647         0         0     93,647      319,906    319,906    333,330
30         108,049          0         0     93,647         0         0     93,647      350,598    350,598    365,328
--------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 55
NON-SMOKER
25,000 SINGLE PREMIUM
93,647 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------------------
1           26,250     24,210    21,948     93,647    25,706    23,444     93,647     27,202     24,940     93,647
2           27,563     23,398    21,136     93,647    26,399    24,137     93,647     29,581     27,319     93,647
3           28,941     22,595    20,584     93,647    27,112    25,101     93,647     32,188     30,178     93,647
4           30,388     21,787    19,776     93,647    27,831    25,820     93,647     35,034     33,023     93,647
5           31,907     20,960    19,201     93,647    28,544    26,785     93,647     38,133     36,373     93,647
6           33,502     20,124    18,616     93,647    29,262    27,754     93,647     41,520     40,012     93,647
7           35,178     19,270    18,264     93,647    29,978    28,972     93,647     45,222     44,217     93,647
8           36,936     18,383    17,880     93,647    30,679    30,176     93,647     49,266     48,763     93,647
9           38,783     17,484    17,233     93,647    31,385    31,134     93,647     53,703     53,452     93,647
10          40,722     16,580    16,580     93,647    32,102    32,102     93,647     58,582     58,582     93,647
11          42,758     15,796    15,796     93,647    33,045    33,045     93,647     64,315     64,315     93,647
12          44,896     15,007    15,007     93,647    34,021    34,021     93,647     70,663     70,663     93,647
13          47,141     14,209    14,209     93,647    35,031    35,031     93,647     77,696     77,696     93,647
14          49,498     13,355    13,355     93,647    36,040    36,040     93,647     85,470     85,470     99,208
15          51,973     12,458    12,458     93,647    37,061    37,061     93,647     94,023     94,023    108,204
16          54,572     11,556    11,556     93,647    38,122    38,122     93,647    103,439    103,439    118,012
17          57,300     10,598    10,598     93,647    39,192    39,192     93,647    113,804    113,804    127,579
18          60,165      9,572     9,572     93,647    40,265    40,265     93,647    125,219    125,219    137,890
19          63,174      8,465     8,465     93,647    41,336    41,336     93,647    137,793    137,793    149,002
20          66,332      7,260     7,260     93,647    42,398    42,398     93,647    151,651    151,651    160,976
21          69,649      5,937     5,937     93,647    43,442    43,442     93,647    166,933    166,933    173,883
22          73,132      4,472     4,472     93,647    44,458    44,458     93,647    183,740    183,740    191,391
23          76,788      2,838     2,838     93,647    45,436    45,436     93,647    202,222    202,222    210,644
24          80,627      1,003     1,003     93,647    46,364    46,364     93,647    222,539    222,539    231,809
25          84,659          0         0     93,647    47,229    47,229     93,647    244,868    244,868    255,071
26          88,892          0         0     93,647    48,017    48,017     93,647    269,403    269,403    280,632
27          93,336          0         0     93,647    48,715    48,715     93,647    296,354    296,354    308,709
28          98,003          0         0     93,647    49,307    49,307     93,647    325,950    325,950    339,543
29         102,903          0         0     93,647    49,777    49,777     93,647    358,439    358,439    373,393
30         108,049          0         0     93,647    50,104    50,104     93,647    394,095    394,095    410,542
------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 55
NON-SMOKER
100,000 SINGLE PREMIUM
374,589 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE

-----------------------------------------------------------------------------------------------------------------------
                             HYPOTHETICAL 0%                 HYPOTHETICAL 6%                  HYPOTHETICAL 12%
           SINGLE        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
-----------------------------------------------------------------------------------------------------------------------
1          105,000     95,878    86,830     374,589   101,841     92,792    374,589     107,804      98,755     374,589
2          110,250     91,705    82,656     374,589   103,630     94,582    374,589     116,278     107,230     374,589
3          115,763     87,477    79,434     374,589   105,368     97,325    374,589     125,500     117,457     374,589
4          121,551     83,198    75,154     374,589   107,060     99,017    374,589     135,560     127,517     374,589
5          127,628     78,854    71,817     374,589   108,696    101,658    374,589     146,547     139,509     374,589
6          134,010     74,421    68,389     374,589   110,255    104,222    374,589     158,551     152,518     374,589
7          140,710     69,864    65,842     374,589   111,706    107,684    374,589     171,668     167,647     374,589
8          147,746     65,127    63,116     374,589   113,002    110,991    374,589     186,001     183,990     374,589
9          155,133     60,139    59,134     374,589   114,080    113,075    374,589     201,662     200,656     374,589
10         162,889     54,834    54,834     374,589   114,882    114,882    374,589     218,795     218,795     374,589
11         171,034     49,486    49,486     374,589   116,052    116,052    374,589     238,904     238,904     374,589
12         179,586     43,697    43,697     374,589   116,907    116,907    374,589     261,167     261,167     374,589
13         188,565     37,444    37,444     374,589   117,425    117,425    374,589     285,905     285,905     374,589
14         197,993     30,707    30,707     374,589   117,585    117,585    374,589     313,489     313,489     374,589
15         207,893     23,430    23,430     374,589   117,339    117,339    374,589     344,200     344,200     396,170
16         218,287     15,503    15,503     374,589   116,595    116,595    374,589     377,944     377,944     431,261
17         229,202      6,763     6,763     374,589   115,223    115,223    374,589     415,059     415,059     465,369
18         240,662          0         0     374,589   113,034    113,034    374,589     455,901     455,901     502,108
19         252,695          0         0     374,589   109,796    109,796    374,589     500,882     500,882     541,697
20         265,330          0         0     374,589   105,245    105,245    374,589     550,482     550,482     584,399
21         278,596          0         0     374,589    99,095     99,095    374,589     605,274     605,274     630,532
22         292,526          0         0     374,589    91,025     91,025    374,589     665,367     665,367     693,146
23         307,152          0         0     374,589    80,672     80,672    374,589     731,246     731,246     761,791
24         322,510          0         0     374,589    67,586     67,586    374,589     803,436     803,436     837,015
25         338,635          0         0     374,589    51,158     51,158    374,589     882,495     882,495     919,401
26         355,567          0         0     374,589    30,529     30,529    374,589     969,015     969,015   1,009,567
27         373,346          0         0     374,589     4,510      4,510    374,589   1,063,613   1,063,613   1,108,159
28         392,013          0         0     374,589         0          0    374,589   1,166,930   1,166,930   1,215,847
29         411,614          0         0     374,589         0          0    374,589   1,279,623   1,279,623   1,333,321
30         432,194          0         0     374,589         0          0    374,589   1,402,390   1,402,390   1,461,311
-----------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2)  Assumes that no additional premiums are paid after the initial Single
     Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

FEMALE ISSUE AGE 55
NON-SMOKER
100,000 SINGLE PREMIUM
374,589 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE

-----------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
-----------------------------------------------------------------------------------------------------------------------
1          105,000     96,841    87,792     374,589   102,825     93,776    374,589     108,809      99,760     374,589
2          110,250     93,591    84,542     374,589   105,597     96,549    374,589     118,326     109,277     374,589
3          115,763     90,379    82,336     374,589   108,447    100,403    374,589     128,753     120,710     374,589
4          121,551     87,149    79,105     374,589   111,324    103,280    374,589     140,137     132,094     374,589
5          127,628     83,842    76,804     374,589   114,178    107,140    374,589     152,531     145,493     374,589
6          134,010     80,497    74,464     374,589   117,049    111,017    374,589     166,081     160,048     374,589
7          140,710     77,079    73,057     374,589   119,910    115,889    374,589     180,890     176,868     374,589
8          147,746     73,531    71,520     374,589   122,715    120,705    374,589     197,063     195,052     374,589
9          155,133     69,938    68,932     374,589   125,540    124,534    374,589     214,813     213,807     374,589
10         162,889     66,321    66,321     374,589   128,407    128,407    374,589     234,328     234,328     374,589
11         171,034     63,185    63,185     374,589   132,179    132,179    374,589     257,258     257,258     374,589
12         179,586     60,026    60,026     374,589   136,084    136,084    374,589     282,652     282,652     374,589
13         188,565     56,836    56,836     374,589   140,124    140,124    374,589     310,785     310,785     374,589
14         197,993     53,420    53,420     374,589   144,160    144,160    374,589     341,879     341,879     396,831
15         207,893     49,833    49,833     374,589   148,243    148,243    374,589     376,093     376,093     432,814
16         218,287     46,223    46,223     374,589   152,488    152,488    374,589     413,754     413,754     472,048
17         229,202     42,390    42,390     374,589   156,766    156,766    374,589     455,216     455,216     510,316
18         240,662     38,288    38,288     374,589   161,060    161,060    374,589     500,874     500,874     551,559
19         252,695     33,860    33,860     374,589   165,344    165,344    374,589     551,172     551,172     596,005
20         265,330     29,040    29,040     374,589   169,591    169,591    374,589     606,604     606,604     643,904
21         278,596     23,747    23,747     374,589   173,766    173,766    374,589     667,732     667,732     695,531
22         292,526     17,887    17,887     374,589   177,832    177,832    374,589     734,961     734,961     765,564
23         307,152     11,351    11,351     374,589   181,745    181,745    374,589     808,886     808,886     842,574
24         322,510      4,011     4,011     374,589   185,456    185,456    374,589     890,154     890,154     927,235
25         338,635          0         0     374,589   188,914    188,914    374,589     979,472     979,472   1,020,284
26         355,567          0         0     374,589   192,068    192,068    374,589   1,077,612   1,077,612   1,122,525
27         373,346          0         0     374,589   194,860    194,860    374,589   1,185,415   1,185,415   1,234,836
28         392,013          0         0     374,589   197,229    197,229    374,589   1,303,797   1,303,797   1,358,171
29         411,614          0         0     374,589   199,107    199,107    374,589   1,433,756   1,433,756   1,493,571
30         432,194          0         0     374,589   200,416    200,416    374,589   1,576,377   1,576,377   1,642,167
-----------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2)  Assumes that no additional premiums are paid after the initial Single
     Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
NON-SMOKER/NON-SMOKER
25,000 SINGLE PREMIUM
128,029 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE

------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS          HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN               INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -----------------------------
END OF   ACCUMULATED              CASH                           CASH                            CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT
------------------------------------------------------------------------------------------------------------------
1           26,250     24,386    22,210     128,029   25,863    23,687     128,029    27,341     25,165    128,029
2           27,563     23,775    21,599     128,029   26,745    24,569     128,029    29,889     27,713    128,029
3           28,941     23,165    21,230     128,029   27,643    25,709     128,029    32,663     30,729    128,029
4           30,388     22,552    20,618     128,029   28,556    26,622     128,029    35,683     33,748    128,029
5           31,907     21,933    20,241     128,029   29,481    27,788     128,029    38,968     37,275    128,029
6           33,502     21,304    19,853     128,029   30,414    28,964     128,029    42,541     41,090    128,029
7           35,178     20,659    19,692     128,029   31,352    30,385     128,029    46,427     45,460    128,029
8           36,936     19,989    19,506     128,029   32,288    31,805     128,029    50,653     50,170    128,029
9           38,783     19,287    19,045     128,029   33,214    32,972     128,029    55,247     55,005    128,029
10          40,722     18,538    18,538     128,029   34,118    34,118     128,029    60,239     60,239    128,029
11          42,758     17,840    17,840     128,029   35,205    35,205     128,029    66,068     66,068    128,029
12          44,896     17,061    17,061     128,029   36,262    36,262     128,029    72,452     72,452    128,029
13          47,141     16,187    16,187     128,029   37,276    37,276     128,029    79,452     79,452    128,029
14          49,498     15,200    15,200     128,029   38,234    38,234     128,029    87,143     87,143    128,029
15          51,973     14,078    14,078     128,029   39,118    39,118     128,029    95,609     95,609    128,029
16          54,572     12,792    12,792     128,029   39,905    39,905     128,029   104,949    104,949    128,029
17          57,300     11,292    11,292     128,029   40,554    40,554     128,029   115,283    115,283    129,250
18          60,165      9,544     9,544     128,029   41,040    41,040     128,029   126,689    126,689    139,523
19          63,174      7,469     7,469     128,029   41,299    41,299     128,029   139,225    139,225    150,567
20          66,332      4,982     4,982     128,029   41,267    41,267     128,029   153,017    153,017    162,444
21          69,649      1,989     1,989     128,029   40,870    40,870     128,029   168,208    168,208    175,231
22          73,132          0         0     128,029   40,024    40,024     128,029   184,867    184,867    192,588
23          76,788          0         0     128,029   38,632    38,632     128,029   203,125    203,125    211,614
24          80,627          0         0     128,029   36,576    36,576     128,029   223,124    223,124    232,454
25          84,659          0         0     128,029   33,705    33,705     128,029   245,016    245,016    255,268
26          88,892          0         0     128,029   29,806    29,806     128,029   268,960    268,960    280,222
27          93,336          0         0     128,029   24,591    24,591     128,029   295,121    295,121    307,489
28          98,003          0         0     128,029   17,653    17,653     128,029   323,671    323,671    337,249
29         102,903          0         0     128,029    8,430     8,430     128,029   354,783    354,783    369,684
30         108,049          0         0     128,029        0         0     128,029   388,638    388,638    404,982
------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
NON-SMOKER/NON-SMOKER
25,000 SINGLE PREMIUM
128,029 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE

--------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS          HYPOTHETICAL 6% GROSS           HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN              INVESTMENT RETURN                INVESTMENT RETURN
           PREMIUM     ----------------------------   ----------------------------   -------------------------------
END OF   ACCUMULATED              CASH                           CASH                              CASH
POLICY    AT 5% PER     CASH    SURRENDER    DEATH     CASH    SURRENDER    DEATH      CASH      SURRENDER    DEATH
YEAR        YEAR       VALUE      VALUE     BENEFIT   VALUE      VALUE     BENEFIT     VALUE       VALUE     BENEFIT
--------------------------------------------------------------------------------------------------------------------
1           26,250     24,389    22,213     128,029   25,867    23,691     128,029      27,344      25,168   128,029
2           27,563     23,790    21,615     128,029   26,761    24,585     128,029      29,906      27,730   128,029
3           28,941     23,203    21,269     128,029   27,682    25,748     128,029      32,704      30,770   128,029
4           30,388     22,624    20,690     128,029   28,631    26,697     128,029      35,760      33,826   128,029
5           31,907     22,053    20,360     128,029   29,606    27,913     128,029      39,097      37,405   128,029
6           33,502     21,487    20,036     128,029   30,607    29,156     128,029      42,741      41,290   128,029
7           35,178     20,925    19,958     128,029   31,634    30,667     128,029      46,719      45,752   128,029
8           36,936     20,361    19,878     128,029   32,683    32,199     128,029      51,061      50,577   128,029
9           38,783     19,795    19,554     128,029   33,755    33,513     128,029      55,800      55,559   128,029
10          40,722     19,225    19,225     128,029   34,849    34,849     128,029      60,976      60,976   128,029
11          42,758     18,765    18,765     128,029   36,186    36,186     128,029      67,037      67,037   128,029
12          44,896     18,293    18,293     128,029   37,562    37,562     128,029      73,702      73,702   128,029
13          47,141     17,810    17,810     128,029   38,980    38,980     128,029      81,037      81,037   128,029
14          49,498     17,303    17,303     128,029   40,432    40,432     128,029      89,106      89,106   128,029
15          51,973     16,770    16,770     128,029   41,917    41,917     128,029      97,989      97,989   128,029
16          54,572     16,219    16,219     128,029   43,447    43,447     128,029     107,777     107,777   128,029
17          57,300     15,631    15,631     128,029   45,006    45,006     128,029     118,562     118,562   132,914
18          60,165     14,994    14,994     128,029   46,590    46,590     128,029     130,433     130,433   143,634
19          63,174     14,300    14,300     128,029   48,194    48,194     128,029     143,494     143,494   155,169
20          66,332     13,532    13,532     128,029   49,812    49,812     128,029     157,866     157,866   167,578
21          69,649     12,676    12,676     128,029   51,433    51,433     128,029     173,686     173,686   180,925
22          73,132     11,708    11,708     128,029   53,048    53,048     128,029     191,083     191,083   199,047
23          76,788     10,605    10,605     128,029   54,643    54,643     128,029     210,209     210,209   218,972
24          80,627      9,336     9,336     128,029   56,204    56,204     128,029     231,233     231,233   240,874
25          84,659      7,865     7,865     128,029   57,712    57,712     128,029     254,338     254,338   264,944
26          88,892      6,151     6,151     128,029   59,149    59,149     128,029     279,725     279,725   291,392
27          93,336      4,146     4,146     128,029   60,493    60,493     128,029     307,610     307,610   320,443
28          98,003      1,797     1,797     128,029   61,721    61,721     128,029     338,231     338,231   352,345
29         102,903          0         0     128,029   62,806    62,806     128,029     371,844     371,844   387,366
30         108,049          0         0     128,029   63,716    63,716     128,029     408,727     408,727   425,795
--------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
NON-SMOKER/NON-SMOKER
100,000 SINGLE PREMIUM
512,114 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING GUARANTEED COST OF INSURANCE

-----------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
-----------------------------------------------------------------------------------------------------------------------
1          105,000     97,543    88,839     512,114   103,452     94,749    512,114     109,362     100,658     512,114
2          110,250     95,099    86,396     512,114   106,979     98,275    512,114     119,557     110,853     512,114
3          115,763     92,659    84,922     512,114   110,572    102,835    512,114     130,654     122,917     512,114
4          121,551     90,208    82,472     512,114   114,223    106,486    512,114     142,730     134,994     512,114
5          127,628     87,734    80,964     512,114   117,923    111,153    512,114     155,870     149,101     512,114
6          134,010     85,216    79,414     512,114   121,658    115,855    512,114     170,164     164,362     512,114
7          140,710     82,634    78,766     512,114   125,409    121,541    512,114     185,710     181,842     512,114
8          147,746     79,958    78,023     512,114   129,153    127,219    512,114     202,613     200,679     512,114
9          155,133     77,146    76,179     512,114   132,855    131,888    512,114     220,987     220,020     512,114
10         162,889     74,152    74,152     512,114   136,474    136,474    512,114     240,956     240,956     512,114
11         171,034     71,359    71,359     512,114   140,822    140,822    512,114     264,271     264,271     512,114
12         179,586     68,246    68,246     512,114   145,049    145,049    512,114     289,807     289,807     512,114
13         188,565     64,748    64,748     512,114   149,106    149,106    512,114     317,810     317,810     512,114
14         197,993     60,798    60,798     512,114   152,937    152,937    512,114     348,573     348,573     512,114
15         207,893     56,311    56,311     512,114   156,473    156,473    512,114     382,435     382,435     512,114
16         218,287     51,168    51,168     512,114   159,619    159,619    512,114     419,798     419,798     512,114
17         229,202     45,169    45,169     512,114   162,218    162,218    512,114     461,135     461,135     517,001
18         240,662     38,178    38,178     512,114   164,159    164,159    512,114     506,756     506,756     558,095
19         252,695     29,876    29,876     512,114   165,196    165,196    512,114     556,903     556,903     602,269
20         265,330     19,927    19,927     512,114   165,067    165,067    512,114     612,068     612,068     649,778
21         278,596      7,956     7,956     512,114   163,480    163,480    512,114     672,832     672,832     700,923
22         292,526          0         0     512,114   160,098    160,098    512,114     739,468     739,468     770,355
23         307,152          0         0     512,114   154,528    154,528    512,114     812,501     812,501     846,456
24         322,510          0         0     512,114   146,306    146,306    512,114     892,499     892,499     929,819
25         338,635          0         0     512,114   134,820    134,820    512,114     980,067     980,067   1,021,075
26         355,567          0         0     512,114   119,227    119,227    512,114   1,075,841   1,075,841   1,120,891
27         373,346          0         0     512,114    98,365     98,365    512,114   1,180,487   1,180,487   1,229,960
28         392,013          0         0     512,114    70,615     70,615    512,114   1,294,685   1,294,685   1,348,999
29         411,614          0         0     512,114    33,722     33,722    512,114   1,419,134   1,419,134   1,478,737
30         432,194          0         0     512,114         0          0    512,114   1,554,556   1,554,556   1,619,933
-----------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                         ILLUSTRATION OF POLICY VALUES
                      VALLEY FORGE LIFE INSURANCE COMPANY

MALE ISSUE AGE 55/FEMALE ISSUE AGE 55
NON-SMOKER/NON-SMOKER
100,000 SINGLE PREMIUM
512,114 SPECIFIED AMOUNT
LEVEL DEATH BENEFIT OPTION
USING CURRENT COST OF INSURANCE

-----------------------------------------------------------------------------------------------------------------------
                          HYPOTHETICAL 0% GROSS           HYPOTHETICAL 6% GROSS            HYPOTHETICAL 12% GROSS
           SINGLE           INVESTMENT RETURN               INVESTMENT RETURN                 INVESTMENT RETURN
           PREMIUM     ----------------------------   -----------------------------   ---------------------------------
END OF   ACCUMULATED              CASH                            CASH                              CASH
POLICY      AT 5%       CASH    SURRENDER    DEATH     CASH     SURRENDER    DEATH      CASH      SURRENDER     DEATH
YEAR      PER YEAR     VALUE      VALUE     BENEFIT    VALUE      VALUE     BENEFIT     VALUE       VALUE      BENEFIT
-----------------------------------------------------------------------------------------------------------------------
1          105,000     97,557    88,854     512,114   103,468    94,764     512,114     109,378     100,674     512,114
2          110,250     95,162    86,458     512,114   107,043    98,339     512,114     119,623     110,919     512,114
3          115,763     92,811    85,074     512,114   110,729   102,992     512,114     130,816     123,079     512,114
4          121,551     90,497    82,760     512,114   114,524   106,787     512,114     143,041     135,304     512,114
5          127,628     88,212    81,442     512,114   118,424   111,654     512,114     156,390     149,620     512,114
6          134,010     85,948    80,146     512,114   122,428   116,626     512,114     170,965     165,162     512,114
7          140,710     83,699    79,830     512,114   126,535   122,667     512,114     186,877     183,009     512,114
8          147,746     81,445    79,511     512,114   130,732   128,798     512,114     204,244     202,309     512,114
9          155,133     79,182    78,215     512,114   135,020   134,052     512,114     223,202     222,235     512,114
10         162,889     76,901    76,901     512,114   139,396   139,396     512,114     243,905     243,905     512,114
11         171,034     75,059    75,059     512,114   144,742   144,742     512,114     268,148     268,148     512,114
12         179,586     73,171    73,171     512,114   150,248   150,248     512,114     294,811     294,811     512,114
13         188,565     71,239    71,239     512,114   155,920   155,920     512,114     324,148     324,148     512,114
14         197,993     69,211    69,211     512,114   161,728   161,728     512,114     356,424     356,424     512,114
15         207,893     67,079    67,079     512,114   167,670   167,670     512,114     391,955     391,955     512,114
16         218,287     64,878    64,878     512,114   173,788   173,788     512,114     431,109     431,109     512,114
17         229,202     62,523    62,523     512,114   180,023   180,023     512,114     474,251     474,251     531,659
18         240,662     59,978    59,978     512,114   186,361   186,361     512,114     521,734     521,734     574,538
19         252,695     57,199    57,199     512,114   192,778   192,778     512,114     573,976     573,976     620,678
20         265,330     54,130    54,130     512,114   199,247   199,247     512,114     631,466     631,466     670,315
21         278,596     50,703    50,703     512,114   205,733   205,733     512,114     694,747     694,747     723,702
22         292,526     46,834    46,834     512,114   212,193   212,193     512,114     764,332     764,332     796,190
23         307,152     42,422    42,422     512,114   218,574   218,574     512,114     840,837     840,837     875,888
24         322,510     37,344    37,344     512,114   224,816   224,816     512,114     924,934     924,934     963,496
25         338,635     31,460    31,460     512,114   230,850   230,850     512,114   1,017,356   1,017,356   1,059,779
26         355,567     24,603    24,603     512,114   236,598   236,598     512,114   1,118,902   1,118,902   1,165,570
27         373,346     16,584    16,584     512,114   241,974   241,974     512,114   1,230,444   1,230,444   1,281,776
28         392,013      7,187     7,187     512,114   246,885   246,885     512,114   1,352,927   1,352,927   1,409,384
29         411,614          0         0     512,114   251,224   251,224     512,114   1,487,379   1,487,379   1,549,466
30         432,194          0         0     512,114   254,865   254,865     512,114   1,634,914   1,634,914   1,703,183
-----------------------------------------------------------------------------------------------------------------------

(1) Assumes that no policy loans have been made and no surrenders have been made.

(2) Assumes that no additional premiums are paid after the initial Single
    Premium.

     THE HYPOTHETICAL INVESTMENT RATES SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS BY YOU, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUES FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY US OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF YEARS.

                                   APPENDIX B

                                RATES OF RETURN

     From time to time, we may report different types of historical performance for the investment options available under the policy. We may report the average annual total returns of the funds over various time periods. Such returns will reflect the operating expenses (including management fees) of the funds, but not deductions at the Variable Account or policy level for the expense charge and other policy expenses, which if included, would reduce performance.

     At the request of a purchaser, Valley Forge Life Insurance Company will accompany the returns of the funds with at least one of the following: (i) returns, for the same periods as shown for the funds, which include deductions under the Variable Account for the expense charge in addition to the deductions of fund expenses, but does not include other charges under the policy; or (ii) an illustration of cash values and cash surrender values as of the performance reporting date for a hypothetical insured of given age, gender, risk classification, Premium level and initial specified amount. The illustration will be based either on actual historic fund performance or on a hypothetical investment return between 0% and 12% as requested by the purchaser. The cash surrender value figures will assume all fund charges, the expense charge, and all other policy charges are deducted. The cash value figures will assume all charges except the surrender charge are deducted.

     We may also distribute sales literature comparing the percentage change in the net asset values of the funds or in the Accumulation Unit Values for any of the investment options to established market indices, such as the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average. We may also make comparisons to the percentage change in values of other mutual funds with investment objectives similar to those of the investment options being compared.

     The chart below shows the Effective Annual Rates of Return of the funds based on the actual investment performance (after the deduction of investment arrangement fees and direct operating expenses of the funds). These rates do not reflect the expense charge assessed. The rates do not reflect deductions from premiums or Monthly Deductions assessed against the cash value of the policy, nor do they reflect the policy's surrender charges. Therefore, these rates are illustrative of how actual investment performance will affect the benefits under the policy. These rates of return shown are not indicative of future performance. These rates of return may be considered, however, in assessing the competence and performance of the investment advisers.

RETURNS FOR THE PERIODS ENDED 12/31/99:

---------------------------------------------------------------------------------------
                                            PORTFOLIO                        10 YEARS/
                                            INCEPTION                          SINCE
INVESTMENT OPTION                              DATE      1 YEAR   5 YEARS    INCEPTION
---------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
  Federated High Income Bond Fund II......   3/01/1994     2.31    10.48        8.22
  Federated Prime Money Fund II...........  11/21/1994     4.63     4.89        4.88
  Federated Utility Fund II...............   2/10/1994     1.69    15.25       12.15

---------------------------------------------------------------------------------------
                                            PORTFOLIO                        10 YEARS/
                                            INCEPTION                          SINCE
INVESTMENT OPTION                              DATE      1 YEAR   5 YEARS    INCEPTION
---------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
  Alger American Growth Portfolio.........    1/9/1989    33.74    30.94       23.05
  Alger American MidCap Growth
     Portfolio............................    5/3/1993    31.85    26.14       24.72
  Alger American Small Capitalization
     Portfolio............................   9/21/1988    43.42    22.64       20.86
  Alger American Leveraged AllCap
     Portfolio............................   1/25/1995    78.06       NA       46.44
VARIABLE INSURANCE PRODUCTS FUND (VIP),
  INITIAL CLASS & VARIABLE INSURANCE
  PRODUCTS FUND II (VIP II), INITIAL CLASS
  Fidelity VIP II Asset Manager
     Portfolio............................    9/6/1989    11.09    15.63       13.14
  Fidelity VIP II Contrafund(R)
     Portfolio............................    1/3/1995    24.25       NA       27.73
  Fidelity VIP Equity-Income Portfolio....   10/9/1986     6.33    18.61       14.49
  Fidelity VIP II Index 500 Portfolio.....   8/27/1992    20.52    28.16       21.07
MFS VARIABLE INSURANCE TRUST
  MFS Emerging Growth Series..............   7/24/1995    76.71       NA       36.44
  MFS Growth With Income Series...........   10/9/1995     6.69       NA       21.12
  MFS Research Series.....................   7/26/1995    24.05       NA       22.86
  MFS Total Return Series.................    1/3/1995     3.08       NA       15.42
JANUS ASPEN SERIES, SERVICE SHARES
  Janus Aspen Series Capital Appreciation
     Portfolio............................    5/1/1997    64.60       NA       56.39
  Janus Aspen Series Balanced Portfolio...   9/13/1993    26.03    24.55       20.51
  Janus Aspen Series Growth Portfolio.....   9/13/1993    43.01    29.53       23.86
  Janus Aspen Series Flexible Income
     Portfolio............................   9/13/1993     1.30    10.68        8.36
  Janus Aspen Series International Growth
     Portfolio............................    5/2/1994    79.52    33.17       28.19
  Janus Aspen Series Worldwide Growth
     Portfolio............................   9/13/1993    63.49    33.28       29.35
ALLIANCE VARIABLE PRODUCTS SERIES FUND,
  CLASS B SHARES
  Alliance Premier Growth Portfolio.......   6/26/1992    32.32    36.03       26.31
  Alliance Growth and Income Portfolio....   1/14/1991    11.37    23.91       15.48
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
  American Century VP Income & Growth
     Fund.................................  10/30/1997    18.02       NA       16.96
  American Century VP Value Fund..........   5/01/1996    -0.85       NA       11.10
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST, CLASS 2 SHARES
  Templeton Developing Markets Securities
     Fund.................................   3/04/1996    53.27       NA       -5.45
  Templeton Asset Strategy Fund...........   5/01/1997    22.54    16.92       13.01
LAZARD RETIREMENT SERIES
  Lazard Retirement Equity Portfolio......   3/18/1998     8.16       NA       10.68
  Lazard Retirement Small Cap Portfolio...  11/04/1997     5.13       NA        0.13

---------------------------------------------------------------------------------------
                                            PORTFOLIO                        10 YEARS/
                                            INCEPTION                          SINCE
INVESTMENT OPTION                              DATE      1 YEAR   5 YEARS    INCEPTION
---------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Morgan Stanley International Magnum
     Portfolio............................   1/02/1997    25.19       NA       13.57
  Morgan Stanley Emerging Markets Equity
     Portfolio............................  10/01/1996    95.68       NA       12.31
---------------------------------------------------------------------------------------